As filed with the Securities and Exchange Commission on April 19, 2002
                                                       '33 Act File No. 33-67386
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                             ----------------------
                         Post-Effective Amendment No. 14
                                       to
                                    Form S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            ------------------------

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                              (Exact Name of Trust)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                          Lincoln, Nebraska 68506-4142
          (Complete Address of Depositor's Principal Executive Offices)

                                 WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                          Lincoln, Nebraska 68506-4142
                                 1-800-525-9287

                (Name and Complete Address of Agent for Service)
                                    Copy to:

                             Joan E. Boros, Esquire
                         Christopher S. Petito, Esquire
                                 Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                           Washington, D.C. 20007-5201

Securities being offered - flexible premium variable universal life insurance policies.
                            -------------------------

            It is proposed that this filing will become effective:

            ___  immediately upon filing pursuant to paragraph (b) of Rule 485

               x   on May 1 pursuant to paragraph (b) of Rule 485
            ------

            ___  60 days after filing pursuant to paragraph (a) of Rule 485

            ___  on (date) pursuant to paragraph (a) of Rule 485

Pursuant  to  Section  24 (F)  under the  Investment  Company  Act of 1940,  the
Registrant  has  registered  an  indefinite   amount  of  securities  under  the
Securities Act of 1933.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                       CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in prospectus of information required by Items of Form N-8B-2

ITEM NUMBER IN FORM N-8B-2                                  CAPTION IN PROSPECTUS
--------------------------------------------                ------------------------------------

ORGANIZATION AND GENERAL INFORMATION
------------------------------------------------------------------


 1.  (a) Name of trust......................................Cover, Definitions

     (b) Title of each class of.............................Cover, Payment & Allocation of Premiums securities issued

 2.  Name & address of each depositor.......................Cover, Lincoln Benefit Life Company

 3.  Name & address of custodian............................Separate Account

 4.  Name & address of principal underwriter................Payment & Allocation of Premiums,
                                                            Distribution of the Policy

 5.  State in which organized...............................Separate Account

 6.  Date of organization...................................Separate Account

 9.  Material litigation....................................Legal Proceedings

GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
------------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
-------------------------------------------------------------------------------

10.  (a),(b)  Type of Securities............................Cover, Payment & Allocation of Premiums

     (c)   Rights of securityholders........................Cover, Surrender & Withdrawal Privileges
           re: withdrawal or redemption                     Policy Loans, "Free Look" Period, Right
                                                            to Exchange

     (d)   Rights of securityholders........................Cover, Right to Exchange, Surrender &
           re: conversion, transfer or                      Withdrawal Privileges, Payment &
           partial withdrawal                               Allocation of Premiums, Transfers,
                                                              "Free Look" Period

     (e)   Rights of securityholders........................Policy Lapse, Reinstatement
           re: lapses, default,& reinstatement

     (f)   Provisions re: voting rights.....................Voting Rights

     (g)   Notice to securityholders........................Reports & Records

     (h)   Consent of Security. Holders.....................Additions, Deletions or Substitutions of
                                                            Investments, Payment & Allocation of
                                                            Premiums

     (i)   Other principal features.........................Charges & Deductions, Policy Benefits
                                                            & Rights, Policy Value, Other Matters

Information Concerning Securities Underlying Trust's Securities
-----------------------------------------------------------------------------

11.  Unit of specified securities in which..................Cover, The Portfolios securityholders have an interest

12.  (a)-(d) Name of company, & name........................Cover, The Portfolios
           & address of its custodian

Information Concerning Loads, Fees, Charges & Expenses
-----------------------------------------------------------------------
13.  (a)  With respect to each load,........................Charges & Deductions fee, charge & expense

     (b)  Deductions for sales charges......................Surrender Charge

     (c)  Sales load as percentage..........................Surrender Charge of amount invested

     (d)-(g) Other loads, fees &............................Monthly Deductions, Premium Charges,
             expenses                                       Risk Charge, Transfer Fee, Administrative
                                                            Expense Charge, Other Charges

Information Concerning Operation of Trust
----------------------------------------------------

14.  Procedure for applications for &.......................Payment & Allocation of Premiums,
     issuance of trust's securities                         Distribution of the Policy

15.  Procedure for receipt of payments......................Payment & Allocation of Premiums,
     from purchases of trust's securities                   Payment of Premiums, Monthly Guarantee
                                                            Premiums, Allocation of Premiums,
                                                            Transfers

16.  Acquisition & disposition of...........................Cover, The Portfolios
     underlying securities

17.  (a)     Procedure for withdrawal.......................Cover, Surrender & Withdrawal Privileges
                                                            "Free Look" Period, Right to Exchange

     (b)     Redemption or repurchase......................."Free Look" Period, Right to Exchange

     (c)     Cancellation or resale........................."Free Look" Period, Right to Exchange



ITEM NUMBER IN FORM N-8B-2                                  CAPTION IN PROSPECTUS
--------------------------------------------                -------------------------------------

18.  Purchase of underlying securities......................The Portfolios, Allocation of Premiums,
                                                            Transfers

19.  Procedure for keeping records &........................The Portfolios, Reports & Records
     furnishing information to securityholders

21.  (a) & (b) Loans to securityholders.....................Policy Loans

23.  Bonding arrangements for depositor.....................Safekeeping of the Separate Account's
                                                            Assets

24.  Other material provisions..............................General Provisions

ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
------------------------------------------------------------

Organization & Operations of Depositor
------------------------------------------------
25.  Form, state & date of organization.....................Lincoln Benefit Life Company
     of depositor

27.  General character of business of.......................Lincoln Benefit Life Company
     depositor

28.  (a) 5% ownership.......................................Lincoln Benefit Life Company
     (b) Business experience of.............................Executive Officers & Directors of
        officers & directors of                             Lincoln Benefit Life Company
        the depositor

Companies Owning Securities of Depositor
----------------------------------------------------

29.  Each company owning 5% of voting........................Lincoln Benefit Life Company securities of depositor

Controlling Persons
------------------------

30.  Control of depositor....................................Lincoln Benefit Life Company

DISTRIBUTION & REDEMPTION OF SECURITIES
-----------------------------------------------------------------

Distribution of Securities
------------------------------

35.  Distribution............................................Lincoln Benefit Life Company,
                                                             Distribution of the Policy



ITEM NUMBER IN FORM N-8B-2                                   CAPTION IN PROSPECTUS
--------------------------------------------                 ------------------------------------

38.  (a)  General description of.............................Distribution of the Policy
          method of distribution of securities

     (b)  Selling agreement between..........................Distribution of the Policy trust or depositor & underwriter

     (c)  Substance of current...............................Distribution of the Policy
          agreements

Principal Underwriter
--------------------------

39.   (a) & (b) Principal Underwriter........................Distribution of the Policy

41.   Character of Underwriter's business....................Distribution of the Policy

Offering Price or Acquisition Value of Securities of Trust
---------------------------------------------------------------------

44.  Information concerning offering.........................The Portfolios, Policy Value, Net
     price or acquisition valuation of                       Investment Factor
     securities of trust.  (All underlying
     securities are shares in registered
     nvestment companies.)

Redemption Valuation of Securities of Trust
-----------------------------------------------------

46.  Information concerning redemption .......................The Portfolios, Policy Value, Net
     valuation of securities of trust.  (All                  Investment Factor
     underlying shares are shares in a
     registered investment company.)

Purchase & Sale of Interests in Underlying Securities
----------------------------------------------------------------

47.   Maintenance of Position..................................Cover, Separate Account, The
                                                               Portfolios, Payment & Allocation of
                                                               Premiums


INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
------------------------------------------------------------------------------

48.   Custodian of trust.......................................Separate Account

50.   Lien on trust assets.....................................Separate Account

ITEM NUMBER IN FORM N-8B-2                                     CAPTION IN PROSPECTUS
-------------------------------------------                    ------------------------------------

INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
----------------------------------------------------------

51.  (a)    Name & address of insurer...........................Cover, Lincoln Benefit Life Company

     (b)    Types of policies...................................Cover, Payment & Allocation of Premiums,
                                                                Federal Tax Matters

     (c)    Risks insured & excluded............................Death Benefit, Optional Insurance Benefits
                                                                Misstatements, Suicide

     (d)    Coverage............................................Cover, Payment & Allocation of Premiums

     (e)    Beneficiaries.......................................Death Benefit, Beneficiaries

     (f)    Terms of cancellations..............................Policy Lapse, Reinstatement
             & reinstatement

     (g)    Method of determining...............................Payment of Premiums, Monthly Guarantee
            amount of premium paid by holder                    Premiums, Premium Limitations, Allocation
                                                                of Premiums


POLICY OF REGISTRANT
----------------------------------

52.  (a) & (c) Selection of Portfolio..........................Additions, Deletions or Substitutions of
               securities                                      Investments

Regulated Investment Company
--------------------------------------

53.  (a)  Taxable status of trust..............................Taxation of the Separate Account


FINANCIAL AND STATISTICAL INFORMATION
----------------------------------------------------------------

59.   Financial Statements.....................................Financial Statements

------------------------
* Items not listed are not applicable to this Registration Statement

              INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE PROSPECTUS

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                          LINCOLN BENEFIT LIFE COMPANY

                                 1-800-865-5237


OPERATIONS CENTER ADDRESS:                          MAILING ADDRESS:
2940 SOUTH 84TH STREET                              P.O. BOX 82532
LINCOLN, NEBRASKA 68506-4142                        LINCOLN, NEBRASKA 68501-2532

The Policy is designed to provide both life insurance protection and flexibility in connection with premium payments and death benefits. Subject to certain restrictions, you may vary the frequency and amount of the premium payments and increase or decrease the level of life insurance benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance policy.


Lincoln Benefit Life Company ("we", "us", "Lincoln Benefit") will pay a Death Benefit upon the Insured's death. You may choose one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Policy; or (2) a variable amount, which generally equals the face amount plus the Policy Value. While the Policy remains in force, the Death Benefit will not be less than the current face amount of the Policy, minus any outstanding Policy debt and any due and unpaid charges. The minimum face amount of a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). We guarantee your Policy will stay in force and provide a Guaranteed Minimum Death Benefit for a specified period if you pay the Monthly Guaranteed Premium. If you do not pay the Monthly Guaranteed Premium, your Policy will terminate if the Lapse Determination Value becomes insufficient to pay the monthly charge when due.


You may choose to invest in one or more Subaccounts of the Separate Account or the Fixed Account. The Policy provides a free look period. You may cancel the Policy by returning it to us within the later of 10 days after you receive the Policy, or after a longer period if required by state law. We will refund the Policy Value as of the date we receive the Policy, plus any charges previously deducted, unless your state requires a refund of premium.

The Portfolios underlying the Separate Account currently are:




FEDERATED INSURANCE SERIES:
         Fund for U.S. Government Securities II
         High Income Bond Fund II

         Utility Fund II


FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
         Asset Manager Portfolio - Initial Class
         Contrafund Portfolio - Initial Class
         Equity-Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         Index 500 Portfolio - Initial Class
         Money Market Portfolio - Initial Class
         Overseas Portfolio - Initial Class


JANUS ASPEN SERIES:

         Aggressive Growth Portfolio: Institutional Shares
         Balanced Portfolio: Institutional Shares
         Flexible Income Portfolio:  Institutional Shares
         Global Value Portfolio: Service Shares
         Growth Portfolio: Institutional Shares
         Worldwide Growth Portfolio: Institutional Shares

LSA Variable Series Trust:
         Aggressive Growth Fund
         Balanced Fund
         Basic Value Fund
         Blue Chip Fund
         Capital Appreciation Fund
         Disciplined Equity Fund
         Diversified Mid-Cap Fund
         Emerging Growth Equity Fund
         Focused Equity Fund
         Growth Equity Fund
         Mid Cap Value Fund
         Value Equity Fund

MFS Variable Insurance Trust
         New Discovery Series - Service Class

OCC Accumulation Trust:
         Small Cap Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
         Main Street Small Cap Fund/VA - Service Class

PANORAMA Series Fund, Inc.
         Oppenheimer International Growth and Income Fund/VA - Service Class

PIMCO Variable Insurance Trust:
         Foreign Bond Portfolio
         Total Return Portfolio

PUTNAM VARIABLE TRUST:
         International Growth and Income Fund - Class 1B


SCUDDER VARIABLE SERIES I:

         Balanced Portfolio
         Bond Portfolio

VAN KAMPEN LIFE INvestment TRUST:
         Growth and Income Portfolio, Class II



The Policy does not contain a minimum guaranteed Policy Value. Your Policy Value will rise and fall, depending on investment experience of the Portfolios underlying the Subaccounts to which you allocate your Premium. You bear the entire investment risk for all amounts so allocated. The Policy Value will also reflect the amount of premium payments, any partial surrenders, and charges imposed.

We will not accept any premium that could cause the Policy not to qualify as a Life insurance contract under the Tax Code.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

It may not be financially advantageous to replace existing insurance coverage or buy additional insurance if you already own a variable life insurance policy.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES. EACH OF THE PORTFOLIOS AND FIXED
ACCOUNT  MAY  NOT  BE  AVAILABLE.   CHECK  WITH  YOUR  LOCAL  REPRESENTATIVE  ON
AVAILABILITY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                      THE DATE OF THIS PROSPECTUS IS MAY 1, 2002



                                TABLE OF CONTENTS

DEFINITIONS ....................................................................
QUESTIONS AND ANSWERS ABOUT YOUR POLICY.........................................
PURCHASE OF POLICY AND ALLOCATION OF PREMIUMS...................................
Application for a Policy........................................................
Premiums........................................................................
Premium Limits..................................................................
Modified Endowment Contracts....................................................
Monthly Guarantee Premiums......................................................
Lifetime Guarantee Premium......................................................
Safety Net Premium..............................................................
Allocation of Premiums..........................................................
Policy Value....................................................................
Accumulation Unit Value.........................................................
Transfer of Policy Value........................................................
Transfers Authorized by Telephone...............................................
Excessive Trading Limits........................................................
Dollar Cost Averaging Program...................................................
Portfolio Rebalancing...........................................................
Specialized Uses of the Policy..................................................

INVESTMENT AND FIXED ACCOUNT OPTIONS............................................
The Portfolios..................................................................
Voting Rights...................................................................
Additions, Deletions or Substitutions of Investments............................
The Fixed Account...............................................................

POLICY BENEFITS AND RIGHTS......................................................
Death Benefit...................................................................
Death Benefit Options...........................................................
Change in Face Amount...........................................................
Optional Insurance Benefits.....................................................
Policy Loans....................................................................
Amount Payable on Surrender of the Policy.......................................
Partial Withdrawals.............................................................
Settlement Options..............................................................
Maturity........................................................................
Lapse and Reinstatement.........................................................
Cancellation and Exchange Rights................................................
Postponement of Payments........................................................

CHARGES AND DEDUCTIONS..........................................................
Premium Charges.................................................................
Monthly Deductions..............................................................
Cost of Insurance...............................................................
Administrative Expense Charge...................................................
Risk Charge.....................................................................
Surrender Charge................................................................
Contingent Deferred Sales Charge................................................
Contingent Deferred Administrative Charge.......................................
Surrender Charge on Increases in Initial Face Amount............................
Other Surrender Charge Rules....................................................
Transfer Fee....................................................................
Deduction for Separate Account Income Taxes.....................................
Portfolio Expenses..............................................................

GENERAL POLICY PROVISIONS.......................................................
The Policy......................................................................
Statements to Policy Owners.....................................................
Limit on Right to Contest.......................................................
Suicide.........................................................................
Misstatements...................................................................
Beneficiary.....................................................................
Assignment......................................................................
Dividends.......................................................................

FEDERAL TAX MATTERS.............................................................
Taxation of the Separate Account................................................
Taxation of Policy Benefits.....................................................
Modified Endowment Contracts....................................................
Diversification Requirements....................................................
Ownership Treatment.............................................................

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY
  AND THE SEPARATE ACCOUNT......................................................
Lincoln Benefit Life Company....................................................
Executive Officers and Directors of Lincoln Benefit Life........................
Separate Account................................................................
Safekeeping of Separate Account's Assets........................................
State Regulation of Lincoln Benefit Life........................................

DISTRIBUTION OF THE POLICIES....................................................
MARKET TIMING AND ASSET ALLOCATION SERVICES.....................................
LEGAL PROCEEDINGS...............................................................
LEGAL MATTERS...................................................................
REGISTRATION STATEMENT..........................................................
EXPERTS.........................................................................
FINANCIAL STATEMENTS............................................................
APPENDIX........................................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                   DEFINITIONS

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT--An accounting unit of measurement which we use to calculate the value of a Subaccount.

AGE--The Insured's age at last birthday.

ATTAINED AGE--The age of the Insured at the last Policy Anniversary.

BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT--The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT--The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT--The portion of Policy Value allocated to our general account.

GRACE PERIOD--A 61-day period during which the Policy will remain in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED--The person whose life is insured under the Policy.

ISSUE AGE--The Insured's age as of the Issue Date.

ISSUE DATE--The date on which the Policy is issued. It is used to determine policy anniversaries, policy years and policy months in the Policy.

LAPSE DETERMINATION VALUE--The value that must be available to pay a monthly deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.


LOAN  ACCOUNT--An   account   established  for  amounts   transferred  from  the
Subaccounts and the Fixed Account as security for outstanding Policy loans.


MONTHLY AUTOMATIC PAYMENT--A method of paying a Premium each month automatically by bank draft or salary deduction.

MONTHLY DEDUCTION DAY--The same day in each month as the Issue Date. The day of the month on which deductions are taken from your Policy Value.

NET DEATH BENEFIT--The Death Benefit less any Policy Debt.

NET INVESTMENT FACTOR--The factor we use to determine the change in value of an Accumulation Unit in any Valuation period. We determine the Net Investment Factor separately for each Subaccount.

NET POLICY VALUE--The Policy Value less any Policy Debt.


NET PREMIUM--The gross Premium less the premium tax charge of 2 1/2%.


NET SURRENDER VALUE--The Surrender Value less any Policy Debt.

POLICY DEBT--The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU")--The person(s) having the privileges of ownership defined in the Policy. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE--The sum of the values of your interests in the Subaccounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

PORTFOLIO(S)--The underlying mutual fund(s) (or investment series thereof) in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM--The amount paid to us for the Policy.

QUALIFIED PLAN--A pension or profit-sharing plan established by a corporation, partnership, sole proprietor, or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

RECORD DATE--The date we record the Policy on our books as an in force policy.

SEPARATE ACCOUNT--The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUBACCOUNT--A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE--The Policy Value less any applicable surrender charges.


TAX CODE--The Internal Revenue Code of 1986, as amended.


VALUATION DATE--Each day the New York Stock Exchange ("NYSE") is open for business.

VALUATION PERIOD--The period commencing at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                              QUESTIONS AND ANSWERS
                                ABOUT YOUR POLICY

The following is a compilation of answers to selected questions that you may have about some of the most important features of your Policy. The remainder of the prospectus, which follows immediately afterward, contains a more complete discussion of these and other matters. Please read the Prospectus carefully.

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE POLICY?

This Policy has a Death Benefit, Policy Value, and other features of life insurance providing fixed benefits. It is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. It is a "variable" policy because the Death Benefit and Policy Value vary according to the investment experience of the Portfolios to which you have allocated your Premiums. The Policy Value is not guaranteed. Payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit provision. This Policy provides you with the opportunity to take advantage of any increase in your Policy Value, but you also bear the risk of any decrease.

2. WHAT ARE THE DEATH BENEFIT OPTIONS?

While this Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options.

Under Option 1, the Death Benefit is the greater of the Face Amount or the Policy Value times a specified percentage. Under Option 2, the Death Benefit is equal to the greater of (a) the Face Amount plus the Policy Value on the Insured's date of death or (b) the Policy Value multiplied by a specified percentage. The Death Benefit under Option 2 is a variable amount. Before we pay the Death Benefit to the Beneficiary, however, we will subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we will keep your Policy in force regardless of the investment performance of the underlying funds and provide a Guaranteed Minimum Death Benefit ("GMDB") for either:

     a)   the Insured's lifetime, or

     b)   for issue ages 0-55: to the Insured's attained age 65;

     c)   for issue ages 56-70: 10 Policy years; or

     d) for issue ages 71-79: to the Insured's attained age 80, so long as you pay the appropriate monthly guarantee premium.

4. HOW WILL MY POLICY VALUE BE DETERMINED?

Your Premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value will depend upon the amount of Net Premiums paid, partial withdrawals, charges assessed and the performance of the underlying Portfolios. We do not guarantee a minimum Policy Value.

5.  WHAT ARE THE PREMIUMS FOR THIS POLICY?


You have considerable flexibility as to the timing and amount of your Premiums. You have a required Premium in your Policy which is based on your Policy's face amount and the Insured's age, sex, and risk class. You do not have to pay the required premium after the first Policy Year. To take advantage of the Guaranteed Minimum Death Benefit feature, you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough premium so that your Lapse Determination Value can pay monthly deductions. Otherwise, you may pay any level of Premium, as long as the Premium paid would not cause your Policy to lose its status as a life insurance contract under the Tax Code. Your Policy has a planned periodic premium which is determined when you purchase a Policy. If you fail to pay a planned periodic premium, we will not automatically terminate your Policy. If you pay more premium than permitted under the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Modified Endowment Contracts" on page [ ].


6. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?


Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase after the first Policy Year, and/or a decrease after the fifth Policy Year. You may do so by sending us a written request. To request an increase in Face Amount, you must provide us with satisfactory evidence of insurability that meets our underwriting standards. Any increase in Face Amount must equal at least $10,000. Any increase will increase the charges deducted from your Policy Value. You may not decrease the Face Amount below $25,000. Modifying the Policy's face amount may have tax ramifications. Please see Federal Tax Matters on page [ ].


7. HOW ARE NET PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct 2.5% for premium taxes. (See "Premium Charges," page [ ].) The remaining amount is called the Net Premium. When you apply for the Policy, you specify in your application how to allocate your Net Premiums among the Subaccounts and the Fixed Account. You must use whole number percentages and the total allocation must equal 100%. When you pay additional premiums, you should again specify how you want your Net Premiums allocated. If you don't, we will automatically allocate the payment based on the then current Net Premium allocation. You may change your allocation percentages at any time by notifying us in writing.

Generally, we will allocate your Premiums to the Subaccounts and the Fixed Account as of the date your Premiums are received in our home office. If a Premium requires underwriting, the Premium will not be allocated nor will it earn interest prior to the Issue Date. Once underwriting approval and Premium is received, we will allocate that Premium in accordance with your most recent instructions. If there are outstanding requirements when we issue the Policy which prevents us from placing your Policy in force, your Premiums will not be allocated until those requirements are satisfied.


You may transfer Policy Values among the Subaccounts and the Fixed Account while the Policy is in force, by writing us or calling us at 1-800-865-5237. While we currently are waiving the transfer fee, the Contract permits us to charge a transfer fee of up to $25 upon the second and each subsequent transfer in a single calendar month. While you may also transfer amounts from the Fixed Account, certain restrictions apply.


You may also want to take advantage of our automatic Dollar Cost Averaging program or Portfolio Rebalancing programs. Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing to up to eight options. Transfers may be made monthly, quarterly or annually. (See "Dollar Cost Averaging Program" page [ ]).

Under the Portfolio Rebalancing program, you can maintain the percentage of your Policy Value allocated to each Subaccount at a pre-set level. Investment results will shift this balance of your Policy Value allocations. If you select rebalancing, we will automatically transfer your Policy Value back to the percentages at the frequency (monthly, quarterly, semiannually, or annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. (See "Portfolio Rebalancing" page [ ].) You may not use both programs at the same time.


8. WHAT ARE MY ALLOCATION CHOICES UNDER THE POLICY?

You can allocate and reallocate your Policy Value among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Policy, the Separate Account currently invests in the following Portfolios:

FUND                                        PORTFOLIO(S)
---------                                   ------------------------------------

Federated Insurance Series                  Fund for U.S. Government Securities II
                                            High Income Bond Fund II
                                            Utility Fund II
--------------------------------------------------------------------------------

Fidelity Variable                           Asset Manager Portfolio
Insurance Products Fund                     Contrafund Portfolio

                                            Equity-Income Portfolio
                                            Growth Portfolio
                                            Index 500 Portfolio
                                            Money Market Portfolio
                                            Overseas Portfolio

--------------------------------------------------------------------------------

Janus Aspen Series                          Aggressive Growth Portfolio: Institutional Shares
                                            Balanced Portfolio: Institutional Shares
                                            Flexible Income Portfolio: Institutional Shares
                                            Global Value Portfolio: Service Shares
                                            Growth Portfolio: Institutional Shares
                                            Worldwide Growth Portfolio: Institutional Shares

--------------------------------------------------------------------------------

LSA Variable Series Trust                   Aggressive Growth Fund
                                            Balanced Fund
                                            Basic Value Fund
                                            Blue Chip Fund
                                            Capital Appreciation Fund
                                            Disciplined Equity Fund
                                            Diversified Mid-Cap Fund
                                            Emerging Growth Equity Fund
                                            Focused Equity Fund
                                            Growth Equity Fund
                                            Mid Cap Value Fund
                                            Value Equity Fund
--------------------------------------------------------------------------------
MFS Variable Insurance Trust                New Discovery Series - Service Class
--------------------------------------------------------------------------------
OCC Accumulation Trust                      Small Cap Portfolio
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds          Main Street Small Cap Fund/VA - Service Class
--------------------------------------------------------------------------------
Panorama Series Fund, Inc.                  Oppenheimer International Growth Fund/VA - Service Class
--------------------------------------------------------------------------------
PIMCO Variable                              Foreign Bond Portfolio
Insurance Trust                             Total Return Portfolio
--------------------------------------------------------------------------------
PUTNAM Variable Trust                       International Growth and Income Fund - Class 1B
--------------------------------------------------------------------------------
Scudder Variable Series I                   Balanced Portfolio
                                            Bond Portfolio

--------------------------------------------------------------------------------

Van Kampen Life Investment Trust    Growth and Income Portfolio, Class II
--------------------------------------------------------------------------------


Each Portfolio holds its assets separately from the assets of other Portfolios. Each Portfolio has distinct investment objectives, which are described in the accompanying prospectuses for the Portfolios.

Some of the Portfolios described in this Prospectus may not be available in your Policy. In addition, the Fixed Account is available in most states. The general availability of the Portfolios may be subject to some exceptions. Please check with your local representatives or call us about the availability of the Fixed Account and each of the Portfolios for your Policy.

9. MAY I TAKE OUT A POLICY LOAN?


Yes, you may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a qualified plan. For more detail, see "Policy Loans" on page [ ].


10. WHAT ARE THE CHARGES DEDUCTED FROM MY POLICY VALUE?

As noted above, when we receive a Premium for you we will deduct a premium tax charge before we allocate your Net Premium to the Policy Value. The premium tax charge is 2.5% of your Premium. After deducting premium taxes, we will take a Monthly Deduction from your Policy Value. The Monthly Deduction will be taken pro-rata from each of your Subaccounts and the Fixed Account. The Monthly Deduction is:

     a) Your Policy's cost of insurance and cost of additional benefits provided by rider; plus

     b)   A $5.00 Policy fee.

We also deduct an annual administrative charge of 0.20% of your Policy Value during the first twelve Policy Years.


A Risk Charge of .70% (on an annual basis) of the value of the Subaccount is assessed daily against each Subaccount for mortality and expense risks. See "Charges and Deductions," page [ ], for more details.


We impose a surrender charge to cover a portion of the sales expenses we incur in distributing the Policies. These expenses include agents' commissions, advertising, and the printing of Prospectuses. The surrender charge is described in the answer to Question 11 below and in "Surrender Charge" on page [ ].


The charges assessed under the Policy are described in more detail in "Charges and Deductions" beginning on page [ ]. If you add the Accelerated Death Benefit Rider to your Policy after it is issued, and you request an accelerated death benefit amount, if allowed in your state, the accelerated death benefit amount may be reduced by an administrative expense charge of up to $200 for each accelerated benefit request.


In addition to our charges under the Policy, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses. You should refer to the Prospectuses for the Portfolios for more information concerning their respective charges and expenses.

11. MAY I SURRENDER THE POLICY?


While your Policy is in force, you may surrender your Policy for the Net Surrender Value. A surrender charge may be imposed upon surrender. You may also withdraw part of your Policy Value through a partial withdrawal, which also may be subject to a proportionate surrender charge (see page [ ]). Withdrawals of earnings are taxed as ordinary income and, if taken from a modified endowment contract prior to age 59 1/2 , may be subject to an additional 10% federal tax penalty.


The minimum partial withdrawal that may be taken at any time is $250. The surrender charge consists of: (a) contingent deferred sales charge, and (b) a contingent deferred administrative charge.

The surrender charge during any Policy Year is equal to the sum of these two items multiplied by the applicable surrender percentage as shown in the Policy. The surrender charge is based on the Face Amount of the Policy, and also depends on the issue age, premium class and sex of the Insured.

If you increase the Initial Face Amount of your Policy, we will determine an additional surrender charge amount applicable to the amount of the increase. We calculate the additional surrender charge using the same procedures described above, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

We will waive the surrender charge for a 60 day period if we raise your cost of insurance rate scale during the first five Policy Years. See "Surrender Charge" page [ ].

12. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay to ensure that your Policy continues to meet this definition.

Current federal tax law generally excludes all death benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not taxed on any increase in the Policy Value until it is withdrawn. Generally you will be taxed on Policy Value withdrawn from the Policy, and Surrender Value received upon surrender of the Policy, only if these amounts, when added to previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid will be treated as ordinary income.


Special tax rules apply to life insurance policies which meet the definition of a "modified endowment contract". If your Policy fails the "7-pay test" described on page [ ], your Policy would be classified as a modified endowment contract. Withdrawals and Policy loans from modified endowment contracts are treated differently. Amounts withdrawn and Policy loans are treated as income first, to the extent of any gain, and then as return of premium. Second, an additional 10% federal penalty tax is usually imposed on the taxable portion of amounts received before age 59 1/2. For more information, see "Federal Tax Matters" page [ ].


13. CAN I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?

You may return the Policy to us within ten days after you receive your Policy or after whatever longer period may be permitted by state law.

If you return your Policy, you usually will receive a refund of your Policy Value plus any charges previously deducted. In some states, we are required to send you the amount of your Premiums.

                  PURCHASE OF POLICY AND ALLOCATION OF PREMIUMS


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally will not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 if the Insured is under 65 and $25,000 if the Insured is 65 or older. Before we issue a Policy, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements attached to this prospectus or in endorsements to the Policy, as appropriate.


We will issue your Policy when we have determined that your application meets our underwriting requirements. We will apply our customary underwriting standards to the proposed Insured. The Issue Date will be the date we received the final requirement for issue.

We will commence coverage of the Insured under the Policy on the Record Date. If you pay a Premium with your application and your requested Face Amount is less than $500,000, we will provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. If you qualify for temporary conditional insurance, coverage generally starts when you complete your application and pay the first Premium. A medical exam or lab test results are required. However, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines monthly Deduction Days, Policy Months, and Policy Years.

PREMIUMS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We will send you a reminder notice if you pay annually, semi-annually, or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained below. While your Policy also will show a planned periodic Premium amount, you are not required to pay planned periodic Premiums. You set the planned periodic Premium amount when you purchase your Policy. Your Policy will not lapse, however, merely because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay monthly deductions. See "Monthly Guarantee Premium" on page [ ]. However, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can help to keep your Policy in force if your payments are greater than the Safety Net Premium amount.

Premiums must be sent to us at our home office. Unless you request otherwise in writing, we will treat all payments received while a Policy loan exists as new Premium.

PREMIUM LIMITS. Before we will accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract", a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Tax Matters--Modified Endowment Contracts" on page [ ].

Your Policy could be deemed to be a modified endowment contract if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Policy and advise you if you need to take action to prevent the Policy from being deemed to be a modified endowment contract. If you pay a Premium that would result in your Policy being deemed a modified endowment contract, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy being deemed a modified endowment contract. If, however, you choose to have your Policy deemed a modified endowment contract, we will not refund the Premium.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed to be a modified endowment contract. Our ability to determine whether a replaced policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the policy data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced policy is a modified endowment contract. You should discuss this issue with your tax advisor if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premium to your Policy without causing it to become a modified endowment contract.

MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums--the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.


LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the monthly deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.

SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will stay in force for a pre-determined time period, even if the Lapse Determination Value becomes insufficient to cover monthly deductions. In most states, the pre-determined time period varies by Issue Age as follows:


Issue Ages 0-55:                    to the Insured's attained age 65;
Issue Ages 56- 70:                  10 Policy Years; or
Issue Ages 71- 79:                  to the Insured's attained age 80.

Different pre-determined time periods may be required in some states.


The Safety Net Premium is equal to the required Premium for the first Policy Year. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy will increase your Safety Net Premium amount.


Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If, at any time Premiums, minus partial withdrawals and policy debt, are less than the sum of the appropriate Monthly Guarantee Premium times the number of months elapsed, we will let you know. You will be given 61 days to satisfy any shortfall. If you fail to make payments during this period, the Guaranteed Minimum Death Benefit feature will end. Once it has ended, it cannot be reinstated. After the Guaranteed Minimum Death Benefit feature has ended, your Policy will continue in force only so long as its Lapse Determination Value is large enough to pay the monthly deductions. For more detail about the circumstances in which the Policy will lapse, see "Policy Lapse" on page [ ].

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premiums.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Net Premiums in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Usually, we will allocate your initial Net Premium to the Subaccounts and the Fixed Account, as you have instructed us, on the Record Date. If you do not pay first Premium until after the Issue Date, we will allocate your initial Net Premium to the Subaccounts on the date we receive it. If there are outstanding requirements when we issue the Policy which prevent us from placing your Policy in force, your Premiums will not be allocated until all requirements are satisfied. No earnings or interest will be credited before the Record Date.

In some states, however, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, we currently will allocate your Net Premium on the Record Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Net Premium received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Net Premium to your specified Subaccounts or the Fixed Account 20 days after the Record Date; if your state's free look period is longer, we will transfer your Net Premium after ten days plus the period required by state law have passed.

We will make all valuations in connection with the Policy on the date a Premium is received or your request for other action is received, if that date is a Valuation Date and a date that we are open for business. Otherwise we will make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business.

POLICY VALUE. Your Policy Value is the sum of the value of your Accumulation Units in the Subaccounts you have chosen, plus the value of your Fixed Account and Loan Account. Your Policy Value will change daily to reflect the performance of the Subaccounts you have chosen, interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date the first Premium is received, your Policy Value will equal the Net Premium less the monthly deduction for the first policy month.

On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal: (1) The total value of your Accumulation Units in the Subaccount; plus (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period, plus (3) Any Policy Value transferred to the Subaccount during the current Valuation Period, minus (4) Any Policy Value transferred from the Subaccount during the current Valuation Period, minus (5) Any amounts withdrawn by you (plus applicable withdrawal charges) from the Subaccount during the current Valuation Period, minus (6) The portion of any monthly deduction or administrative expense charge allocated to the Subaccount during the current Valuation Period for the Policy month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal: (1) Any Net Premium allocated to it; plus (2) Any Policy Value transferred to it from the Subaccounts; plus (3) Interest credited to it; minus
(4) Any Policy Value transferred out of it; minus (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus (6) The portion of any Monthly Deduction allocated to the Fixed Account.

All Policy Values equal or exceed those required by law. Detailed explanations of methods or calculation are on file with appropriate regulatory authorities.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Subaccount will vary to reflect the investment experience of the corresponding Portfolio. We will determine the Accumulation Unit Value for each Subaccount on each Valuation Day. A Subaccount's Accumulation Unit Value for a particular Valuation Day will equal the Subaccount's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount for the Valuation Period then ended. The Net Investment Factor for each Subaccount is (1) divided by (2), minus (3), where: (1) is the net result of (a) the net asset value per share of the Portfolio held in the Subaccount at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gain distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Subaccount (no federal income taxes are applicable under present law), (2) is the net asset value per share of the Portfolio held in the Subaccount at the end of the last prior Valuation Period, and (3) is the risk charge assessed for mortality and expense risks.


You should refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Subaccount and, therefore, your Policy Value. For more detail, see "Policy Value" on page [ ].

TRANSFER OF POLICY VALUE. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future.


As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2002, our offices will be closed on July 5th and November 29th . For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open.


We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Policy Anniversary. We will not process transfer requests received at any other time. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program may occur at any time at the intervals you have selected.

The maximum amount which may be transferred as a lump sum or as portfolio rebalancing transfers from the Fixed Account during a Policy Year usually is:

o 30% of the Fixed Account balance on the most recent Policy Anniversary; or o the largest total amount transferred from the Fixed Account in any prior Policy Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Policy Value or allocate new Premiums into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We will notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Policy Year to no more than 30% of the total Subaccount balances as of the most recent Policy Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.


TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.


In the future, we may charge you the transfer fee described on page [ ], although currently we are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Excessive Trading Limits. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners, if:


o we believe, in our sole discretion, that excessive trading by such Policy Owner or Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Subaccount or the share prices of the corresponding Portfolios or would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.


We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under this program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount of your choosing to up to eight options, including the other Subaccounts and the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will continue until you instruct otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this amount or grant exceptions. If you elect this program, the first transfer will occur one period after the Issue Date.

Your request to participate in this program will be effective when we receive your application in good form at the PO Box given on the first page of this Prospectus. You may elect to increase, decrease or change the frequency or amount of payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on page [ ].

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a subaccount with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile subaccount. You may not use dollar cost averaging and portfolio rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount and the Fixed Account at a pre-set level. For example, you could specify that 30% of your Policy Values should be in the Balanced Portfolio, 40% in the Growth Portfolio--Janus Aspen Series, and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we will automatically transfer your Policy Value including new premium (unless you specify otherwise) back to the percentages you specify. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semiannually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. No more than eight Subaccounts, or seven Subaccounts and the Fixed Account, can be included for Portfolio Rebalancing at one time.

Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we will not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application but do not specify a date for your first rebalancing, it will occur one period after the Issue Date. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We will automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

SPECIALIZED USES OF THE POLICY. Because the Policy provides for an accumulation of Policy Value as well as a Death Benefit, you may wish to use it for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes involves certain risks. For example, if the investment performance of the Subaccounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value, or Death Benefit proceeds. Depending upon the investment performance of the Portfolios in which the Subaccounts invest and the amount of a Policy loan, a Policy loan may cause your Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. (See "Federal Tax Matters" beginning on page [ ].)

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio generally do not affect the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' Prospectus before allocating amounts to the Subaccounts of the Separate Account.



               Portfolio                               Portfolio Objective                             Investment Adviser

Federated Insurance Series                                                               Federated Investment Management Company
   Fund for U.S. Government Securities    Current income
   II
   High Income Bond Fund II               High current income
   Utility Fund II                        High current income and moderate capital
                                          appreciation

Fidelity Variable Insurance Products                                                     Fidelity Management & Research Company
Fund
   Asset Manager Portfolio - Initial High total return with reduced risk over the Class long term Contrafund Portfolio - Initial Class Long-term capital appreciation Equity-Income Portfolio - Initial Reasonable income Class Growth
   Portfolio - Initial Class Capital appreciation Index 500 Portfolio - Initial
   Class Investment results that correspond to the
                                          total return of common stocks publicly
                                          traded in the United States, as
                                          represented by the S&P 500.
   Money Market Portfolio - Initial       As high a level of current income as is
   Class                                  consistent with preserving capital and
                                          providing liquidity.
   Overseas Portfolio - Initial Class     Long-term growth of capital

Janus Aspen Series                                                                       Janus Capital Management LLC
   Aggressive Growth Portfolio:           Long-term growth of capital
   Institutional Shares
   Balanced Portfolio: Institutional      Long-term growth of capital consistent with
   Shares                                 preservation of capital and balanced by
                                          current income.
   Flexible Income Portfolio:             Seeks to maximize total return from a
   Institutional Shares                   combination of current income and capital
                                          appreciation, with an emphasis on current
                                          income.
   Global Value Portfolio: Service        Long-term growth of capital
   Shares
   Growth Portfolio: Institutional        Long-term growth of capital in a manner
   Shares                                 consistent with the preservation of capital.
   Worldwide Growth Portfolio:            Long-term growth of capital in a manner
   Institutional Shares                   consistent with the preservation of capital.

LSA Variable Series Trust                                                                LSA Asset Management LLC
   Aggressive Growth Fund (1)             Long-term capital growth.
   Balanced Fund (2)                      Combination of growth of capital and
                                          investment income (growth of capital is the
                                          primary objective) by investing in a mix of
                                          equity and debt.
   Basic Value Fund (3)                   Long-term growth of capital.
   Blue Chip Fund (3)                     Long-term capital growth.  Current income is
                                          a secondary objective.
   Capital Appreciation Fund (4)          Long-term capital growth.
   Disciplined Equity Fund (5)            Provide a consistently high total return
                                          from a broadly diversified portfolio
                                          of equity securities with risk
                                          characteristics similar to the
                                          Standard and Poor's 500 Composite
                                          Stock Index.
   Diversified Mid-Cap Fund (6)           Long-term growth of capital.
   Emerging Growth Equity Fund (7)        Capital appreciation through investing in
                                          smaller rapidly growing emerging companies.
   Focused Equity Fund (8)                Capital appreciation by investing primarily
                                          in equity securities.
   Growth Equity Fund (9)                 Long-term growth of capital.
   Mid Cap Value Fund (1)                 Long-term capital growth.
   Value Equity Fund (10)                 Long-term growth of capital with current
                                          income as a secondary objective.

MFS Variable Insurance Trust                                                             MFS Investment Management(R)
   New Discovery Series - Service Class   Capital appreciation

OCC Accumulation Trust                                                                   OpCap Advisors
   Small Cap Portfolio                    Capital appreciation

Oppenheimer Variable Account Funds                                                       OppenheimerFunds Inc.
   Main Street Small Cap Fund/VA -        Capital appreciation
   Service Class

Panorama Series Fund, Inc.                                                               OppenheimerFunds Inc.
   Oppenheimer International Growth       Capital appreciation
   Fund/VA - Service Class

PIMCO Variable Insurance Trust                                                           Pacific Investment Management Company
   Foreign Bond Portfolio                 To maximize total return, consistent with
                                          preservation of capital and prudent
                                          investment management.
   Total                                  Return Portfolio To maximize total
                                          return, consistent with preservation
                                          of capital and prudent investment
                                          management.

Putnam Variable Trust                                                                    Putnam Investment Management, Inc.
   International Growth and Income Fund   Capital growth.  Current income is a
   - Class IB                             secondary objective.

Scudder Variable Series I                                                                Deutsche Investment Management (Americas)
                                                                                         Inc.
   Balanced                               Portfolio Balance of growth and
                                          income, and also long-term
                                          preservation of capital.
   Bond                                   Portfolio Invest for a high level of
                                          income consistent with a high quality
                                          portfolio of debt securities.

Van Kampen Life Investment Trust                                                         Van Kampen Asset Management Inc.
   Growth and Income Portfolio, Class II  Long-term growth of capital and income


1.       Sub-advised by Van Kampen Asset Management Inc.

2.       Sub-advised by OpCap Advisors.

3.       Sub-Advised by A I M Capital Management, Inc.

4.       Sub-advised by Janus Capital Corporation.

5.       Sub-advised by J.P. Morgan Investment Management Inc.

6.       Sub-advised by Fidelity Management & Research Company.

7.       Sub-advised by RS Investment Management, L.P.

8.       Sub-advised by Van Kampen.

9.       Sub-advised by Goldman Sachs Asset Management.

10.      Sub-Advised by Salomon Brothers Asset Management Inc.


Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the Net Premiums you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.


Some of the Portfolios have been established by investment advisors which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.


Certain of the Portfolios sell their shares to Separate Accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.


In addition, we may disregard voting instructions in favor of changes initiated by Policy owners in the investment objectives or the investment advisor of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.


This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS. If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add, delete or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)  to operate the Separate Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

(d)  to add, combine, or remove Subaccounts in the Separate Account; and

(e) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Deductions and Charges - Deduction for Separate Account Income Taxes" on page [ ].

(f) to change the way in which we assess other charges as long as the total other charges do not exceed the amount currently charged the Separate Account and the portfolios in connection with the policies.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an Investment Company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The following statements about the Fixed Account may be subject to certain generally applicable provisions of the federal securities law regarding the accuracy and completeness of disclosure.

You may allocate part or all of your Net Premiums to the Fixed Account. The Fixed Account is not available in some states. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate will credit interest to the Fixed Account will be at least an annual effective rate of 4%. We may credit interest at a higher rate but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than the minimum guaranteed rate of 4%.

Transfers from the Fixed Account are subject to certain limitations described on page [ ]. Also, as described on page [ ], we may delay payment of the Surrender Value from the Fixed Account for up to 6 months.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your Policy is in force, we will pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options" on page [ ], we will pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.

We will determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit options:

(1)  If you select Option 1, the Death Benefit will be the greater of:

     (a)  the Face Amount of the Policy or

     (b) the Policy Value multiplied by the applicable corridor percentage as described below.

(2)  If you select Option 2, the Death Benefit will be the greater of:

     (a)  the Face Amount plus the Policy Value, or

     (b) the Policy Value multiplied by the applicable corridor percentage as described below.

While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. They vary according to the age of the Insured. We set the corridor percentages so as to seek to ensure that the Policies will qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may therefore increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

EXAMPLES:

Face Amount                                                         $100,000            $100,000
Death Benefit Option                                                       1                   1
Insured's Age                                                             45                  45
Policy Value on Date of Death                                        $48,000             $34,000
Applicable Corridor Percentage                                          215%                215%
Death Benefit                                                       $103,200            $100,000

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).

Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Policy Value. Therefore, under Option 1, as your Policy Value increases, the net amount at risk under your Policy will decrease. Under Option 2, on the other hand, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Therefore, if you select Option 2, your Policy generally will involve a constant net amount at risk. Since the cost of insurance charge on your Policy is based upon the net amount at risk, the cost of insurance charge will generally be less under a Policy with an Option 1 Death Benefit than under a similar Policy with an Option 2 Death Benefit. As a result, if the Subaccounts you select experience favorable investment results, your Policy Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

You may change the Death Benefit option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we will decrease the Face Amount of your Policy by the amount of the Policy Value. The change will take effect on the Monthly Deduction Day on or immediately following the date we receive your written request.

We do not currently require you to prove insurability for a change in Death Benefit options. We will not permit you to change the Death Benefit option under your Policy if afterward the Face Amount remaining in force would be less than $25,000.


CHANGE IN FACE AMOUNT. You may increase the Face Amount after the first Policy Year, and/or decrease the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount will change the net amount at risk and, therefore, the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request.

If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We will not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.


To apply for an increase in the Face Amount, you must submit a supplemental application to us, accompanied by satisfactory evidence that the Insured is insurable. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.


You should be aware that an increase in the Face Amount of your Policy will affect the cost of insurance charges applicable to your Policy. As noted above, we will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the monthly deduction for the Policy Month following the increase. As described in "Surrender Charge" on page [ ] of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also will increase. Finally, increases in the Face Amount of your Policy will also increase the monthly guarantee premium. Modifying the Policy's face amount may have tax ramifications. Please see Federal Tax Matters on page [ ].

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional insurance. We will require evidence of insurability before we issue a rider. We will deduct the cost of any riders as part of the monthly deductions (See "Monthly Deductions" on page [ ]). Adding a Rider may also increase the Safety Net Premium amount for your policy. All riders may not be available in all states. The riders we currently offer are as follows:


CHILDREN'S LEVEL TERM RIDER: This provides for level term insurance on the Insured's children, as defined in the rider. We will provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We will pay the death benefit to the Policyowner unless another beneficiary is provided. If the Insured dies while this rider is in effect, we automatically convert coverage on each child to paid-up term insurance until the child reaches age 25. The rider may be exchanged for a new Policy on the earlier of each child's 25th birthday or the Insured's age 65. We will not require evidence of insurability to exchange the rider.

ACCIDENTAL DEATH BENEFIT: Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when any of the following occurs: (1) the Policy Anniversary following the Insured's 70th birthday; (2) the Policy terminates; or (3) you ask to end the rider.

CONTINUATION OF PREMIUM: Under this rider, we will contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when any of the following occur: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.


ADDITIONAL INSURED RIDER: This rider provides for life insurance coverage on an additional Insured. We will pay the Face Amount of the rider to the named beneficiary when we receive proof that the additional Insured died while the rider was in force. You may renew the coverage until the additional Insured's age 99. You may exchange the rider for a new Policy on the additional Insured's life prior to the additional Insured's 75th birthday, subject to certain conditions as defined in the rider. We will not require evidence of insurability to exchange this rider.

PRIMARY INSURED RIDER: This rider provides additional term life insurance coverage on the primary Insured. You may renew this coverage until you reach age
99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the fifth Policy Year and until you reach age 75, you may convert the rider to the base Policy. We will not require evidence of insurability to exchange or convert the Policy. If you purchase this Rider, your surrender charge will be less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Rider.

Accelerated Death Benefit Rider: This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

     o    50% of the Death Benefit as of the date the first request is paid; or

     o $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy will be reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate will be reduced by:

     o any due and uncollected Monthly Deductions, or unpaid required premium if a claim occurs during a Grace Period;

     o if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

     o    a pro-rata amount of any outstanding Policy Loan; and

     o a twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

         If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.


POLICY LOANS. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for a loan is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy loan to you.

We will ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described in "Postponement of Payments" on page [ ]. While the Policy remains in force, you may repay the loan in whole or in part without any penalty at any time while the Insured is living.

When we make a Policy loan to you, we will transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We will also transfer in this manner Policy Value equal to any due and unpaid loan interest. We will usually take the transfers from the Subaccounts and the Fixed Account on a pro rata basis of the Subaccount and Fixed Account balances. However, we will not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account will be credited with interest at the Loan Credited Rate stated in your Policy.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a Preferred Loan. The interest rate charged for Preferred Loans is 4.0% per year. We will treat any other loan as a Standard Loan. The interest rate on Standard Loans is 6.0% per year.

Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest will become part of the Policy loan and will accrue interest at the same rate. In addition, we will transfer the difference between the value of the Loan Account and the Policy Debt on a pro-rata basis from the Subaccounts and the Fixed Account to the Loan Account.


If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a
Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.


If you transfer a Policy loan from another insurer as part of Section 1035 tax-free exchange, we will treat a loan of up to 20% of your Policy Value as a Preferred Loan. If the amount due is more than 20% of your Policy Value, we will treat the excess as a Standard Loan. The treatment of transferred Policy loans is illustrated in the following example:

Transferred Policy Value                                            $190,000
Transferred Policy Loan                                               40,000

Surrender Value                                                     $150,000

20% of Policy Value                                                  $38,000
Preferred Loan                                                       $38,000
Standard Loan                                                         $2,000


If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we will notify you and any assignee in writing. To keep the Policy in force, we will require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the Grace Period, your Policy will lapse and terminate without value. As explained in the section entitled "Lapse and Reinstatement" on page [ ], however, you may subsequently reinstate the Policy. Before we will permit you to reinstate the Policy, we will require either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax advisor for details.


All or any part of any Policy loan may be repaid while the Policy is still in effect. If you have a Policy loan outstanding, we will assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment will be allocated among the Subaccounts and the Fixed Account using the same percentages used to allocate Net Premiums, and an amount equal to the payment will be deducted from the Loan Account.

A Policy loan, whether or not repaid, will have a permanent effect on the Policy Value because the investment results of each Subaccount and the Fixed Account will apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value will not increase as rapidly as it would if you had not taken a Policy loan. If the Subaccounts and/or Fixed Account earn less than that rate, then your Policy Value will be greater than it would have been if you had not taken a Policy loan. Also, if your do not repay a Policy loan, total outstanding Policy Debt will be subtracted from the Death Benefit and Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY. While your Policy is in force, you may fully surrender your Policy. Upon surrender, we will pay you the Net Surrender Value determined as of the day we receive your written request. Your Policy will terminate on the day we receive your written request, or the date requested by you, whichever is later. We may require that you give us your Policy document before we pay you the surrender proceeds.

The Net Surrender Value equals the Policy Value, minus any applicable surrender charge, minus any Policy Debt. We will determine the Net Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We will pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later.


You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" on page [ ]. The tax consequences of surrendering the Policy are discussed in "Federal Tax Matters-Taxation of Policy Benefits" beginning on page [ ].


PARTIAL WITHDRAWALS. While the Policy is in force, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. You must request the partial withdrawal in writing. Your request will be effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.


The minimum partial withdrawal amount is $250. You may not make a partial withdrawal that would reduce the Net Surrender Value to less than $500. For more information regarding partial withdrawal charges, see Other Surrender Charge Rules on page [ ].


You may specify how much of your partial withdrawal you wish taken from each Subaccount or from the Fixed Account. You may not, however, withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately prior to the withdrawal.

If you have selected Death Benefit Option 1, a partial withdrawal will reduce the Face Amount of your Policy as well as the Policy Value. We will reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal will typically result in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

The tax consequences of partial withdrawals are discussed in "Federal Tax Matters" beginning on page [ ].

SETTLEMENT OPTIONS. We will pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the settlement options that we then offer. You may request a settlement option by notifying us in writing at the address given on the first page of this Prospectus. We will transfer to our Fixed Account any amount placed under a settlement option and it will not be affected by the investment performance of the Separate Account.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death no settlement option is in effect the Beneficiary may choose a settlement option not more than 12 months after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option will become invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. We will not permit surrenders or partial withdrawals after payments under a settlement option commence.

We currently offer the five settlement options described below:


OPTION A - INTEREST. We will hold the proceeds, credit interest to them, and pay out the funds when the person entitled to them requests.

OPTION B - FIXED PAYMENTS. We will pay a selected monthly income until the proceeds, and any interest credits, are exhausted.

OPTION C - LIFE INCOME - GUARANTEED PERIOD CERTAIN. We will pay the proceeds in a monthly income for as long as the payee lives. You may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we will make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we will continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we will stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

OPTION D - JOINT AND SURVIVOR. We will pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments will stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

OPTION E - PERIOD CERTAIN. We will pay the proceeds in monthly installments for a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we will pay the remaining guaranteed payments to a successor payee.


In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

When the proceeds are payable, we will inform you concerning the rate of interest we will credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

MATURITY. The Policies have no maturity date. Your Policy will continue as long as Net Surrender Value is sufficient to cover monthly deductions.

LAPSE AND REINSTATEMENT. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. You will be given the Grace Period in which to pay enough additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we will send you a notice telling you that you must pay the amount shown in the notice by the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the monthly deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to monthly deduction(s) due and unpaid. See "Death Benefit" on page [ ]. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy will end at the end of the Grace Period.

If the Policy lapses, you may apply for reinstatement of the Policy by paying us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium is equal to an amount sufficient to
(1) cover all unpaid monthly deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy loan was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date will reflect the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges will continue to be based on your original Issue Date.

CANCELLATION AND EXCHANGE RIGHTS. You may cancel your Policy by returning it to us within ten days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we will pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually will reflect the investment experience of the Subaccounts and the Fixed Account as you have allocated your Net Premium. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit, in the following circumstances:

(1) whenever the New York Stock Exchange is closed (other than customary week-end and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months (or a shorter period if required by applicable law).

                             CHARGES AND DEDUCTIONS

PREMIUM CHARGES. Before we allocate Premium to the Policy Value, we will subtract 2.5% of the Premium to pay state premium taxes. This deduction represents an amount we consider necessary to pay all premium taxes imposed under state and local tax laws. Premium tax rates currently range up to 4.0%. Accordingly, the 2.5% deducted from your Premium may be more or less than the amount assessed in your state. We will subtract this charge from amounts transferred from other policies issued by other insurers or by us, if state law imposes a premium tax on transferred amounts.

MONTHLY DEDUCTIONS. On each Monthly Deduction Day, we will deduct from the Policy Value an amount to cover certain charges and expenses incurred in connection with the Policy. The Monthly Deduction is intended to compensate the Company for expenses incurred in connection with the issuance of a Policy, the cost of insurance for the Policy, any optional insurance benefits added by rider, and certain administrative expenses. The administrative expenses include salaries, postage, telephone, office equipment and periodic reports.

The amount of the Monthly Deduction is the sum of:

(1)  the cost of insurance for the Policy; and

(2)  a monthly administration charge of $5.00; and

(3) the annual administrative expense charge, when due; and the cost of additional benefits provided by rider.

The Monthly Deduction will be taken pro rata from each of the Subaccounts of the Separate Account and the Fixed Account.

COST OF INSURANCE. The cost of insurance is determined monthly. The cost of insurance is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each Policy month. The net amount at risk is (a)-(b), where:

(a) is the Death Benefit as of the prior Monthly Deduction Date divided by 1.0032737; and

(b)  is the Policy Value as of the prior Monthly Deduction Day, less

     (i)  the $5.00 monthly administration charge; and

     (ii) the cost of any benefit riders attached to the Policy.

The cost of insurance rate is based on the sex, Issue Age, Policy Year, and premium rating class of the Insured under the Policy. However, we issue unisex policies in Montana and in connection with tax-qualified plans.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy. Because the Policy Value and, as a result, the amount for which we are at risk under your Policy may vary monthly, your cost of insurance charge probably will be different each month. Although we will base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date, we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

On the Policy Anniversary following the Insured's 100th birthday, we will waive cost of insurance charges and monthly policy fees.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of .20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse the Company for certain administrative expenses related to maintenance of the Policy and the Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the contingent deferred administrative charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Subaccount of the Separate Account. This charge is currently .70% per year of the value of the Subaccount. We may change this rate, but it will never exceed ..90% of the value of the Subaccounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

SURRENDER CHARGE. If you totally surrender your Policy, a surrender charge may apply. The surrender charge has two parts:

(1)      a contingent deferred sales charge, and
(2)      a contingent deferred administrative charge.

The surrender charge equals the amount shown in the Surrender Charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The base amount of the surrender charge is determined at issue (or at the time of an increase). The amount you pay decreases over time.

CONTINGENT DEFERRED SALES CHARGE. When we issue your Policy, we determine the contingent deferred sales charge. To determine the contingent deferred sales charge, we multiply the Premium by 30%. The maximum Premium amounts to which the 30% is applied depends on the Insured's age at issue, sex, and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the maximum Premium amount per thousand subject to this calculation is as follows:


Male Non-Smoker                                                 $17.53
Male Smoker                                                     $23.60
Female Non-Smoker                                               $14.67
Female Smoker                                                   $17.47
Unisex Non-Smoker                                               $16.94
Unisex Smoker                                                   $22.30

Accordingly, if the Insured were a male non-smoker age 45 and the Policy's Face Amount was $100,000, the maximum contingent deferred sales charge initially would be $525.90.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum amount of Premium per thousand dollars of Face Amount occurs at issue age 80, and are as follows:

Male Non-Smoker                                                $134.63
Male Smoker                                                    $152.20
Female Non-Smoker                                              $113.27
Female Smoker                                                  $120.50
Unisex Non-Smoker                                              $128.63
Unisex Smoker                                                  $140.73

The contingent deferred sales charge is imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policy over the life of the Policy. To the extent distribution costs are not recovered by the contingent deferred sales charge, the shortfall may be made up from the assets of our General Account which includes funds derived from mortality and expense risk charges deducted from Separate Account assets.

CONTINGENT   DEFERRED    ADMINISTRATIVE    CHARGE.   The   contingent   deferred
administrative charge varies by age as follows:

                Contingent Deferred Administrative Charge (CDAC)
                            (per $1,000 Face Amount)
     Issue Age or              CDAC           Issue Age or            CDAC
     Attained Age              per            Attained Age            per
      at Increase             $1,000          at Increase            $1,000
      -----------             ------          -----------            ------

          0-25                 $1.45                36                $3.27
            26                  1.60                37                 3.46
            27                  1.75                38                 3.65
            28                  1.90                39                 3.85
            29                  2.05                40                 4.04
            30                  2.20                41                 4.23
            31                  2.35                42                 4.62
            32                  2.50                43                 4.62
            33                  2.69                44                 4.81
            34                  2.88               45+                 5.00
            35                  3.08

We determine the base CDAC at issue or, if you increase the Face Amount of your Policy, at the time of the increase. The contingent deferred administrative charge is imposed to cover the expenses we incur in issuing and administering the Policy, as well as start-up and maintenance costs associated with the administrative systems for the Policy and the Separate Account.

If you surrender your Policy after twelve Policy Years have elapsed, we will not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage shown below for the Policy Year in which the surrender occurs.

           Policy Year                % of Calculated Charge
           -----------                ----------------------
                 1-5                            100%
                   6                             95%
                   7                             90%
                   8                             80%
                   9                             70%
                  10                             50%
                  11                             40%
                  12                             20%
                  13                              0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $512.95 [$(525.90+500) X 50%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

SURRENDER CHARGE ON INCREASES IN FACE AMOUNT. If you increase the Face Amount of your Policy, we will determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the original CDAC, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued. No contingent deferred sales charge applies on the increase.


The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.


If you decrease the Face Amount, the applicable surrender charge remains the same.

We will include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information or a table of the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product.


OTHER SURRENDER CHARGE RULES. For partial withdrawals made during the first twelve Policy Years we will assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal charge is assessed, we will reduce any remaining surrender charges in a proportionate manner. We will, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


We will not assess a surrender charge on surrenders under Policies issued to employees of Lincoln Benefit Life Company or its affiliates Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.

TRANSFER FEE. We currently waive the transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The transfer fee will be deducted from Policy Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, then we will deduct the fee from the transferred amount.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described on page [ ].


PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Policy Value. The table below contains a summary of current estimates of those charges and expenses. For more detailed information about those charges and expenses, please refer to the Prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisors or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisors or administrators.


                            PORTFOLIO ANNUAL EXPENSES

 (After contractual reductions and reimbursements as indicated in the footnotes)
            (as a percentage of Portfolio average daily net assets)1


                                                                                                                    Total
                                                                                                                   Portfolio
                                                                       Management        Rule         Other         Annual
Portfolio                                                                 Fees        12b-1 Fees     Expenses      Expenses
----------------------------------------------------------             ---------      ----------    ---------      -------

Federated Fund for U.S. Government Securities II (2)                      0.85%           N/A         0.14%         0.99%
Federated High Income Bond Fund II (2)                                    0.85%           N/A         0.16%         1.01%
Federated Utility Fund II (2)                                             1.00%           N/A         0.17%         1.17%
Fidelity VIP Asset Manager Portfolio - Initial Class (3)                  0.53%           N/A         0.11%         0.64%
Fidelity VIP Contrafund Portfolio - Initial Class (3)                     0.58%           N/A         0.10%         0.68%
Fidelity VIP Equity-Income Portfolio - Initial Class (3)                  0.48%           N/A         0.10%         0.58%
Fidelity VIP Growth Portfolio - Initial Class (3)                         0.58%           N/A         0.10%         0.68%
Fidelity VIP Index 500 Portfolio - Initial Class (4)                      0.24%           N/A         0.11%         0.35%
Fidelity VIP Money Market Portfolio - Initial Class                       0.18%           N/A         0.10%         0.28%
Fidelity VIP Overseas Portfolio - Initial Class (3)                       0.73%           N/A         0.19%         0.92%
Janus Aspen Series Aggressive Growth Portfolio: Institutional             0.65%           N/A         0.02%         0.67%
Shares
Janus Aspen Series Global Value Portfolio: Service Shares (5)             0.00%          0.25%        1.25%         1.50%
Janus Aspen Series Balanced Portfolio: Institutional Shares               0.65%           N/A         0.01%         0.66%
Janus Aspen Series Flexible Income Portfolio: Institutional Shares        0.64%           N/A         0.03%         0.67%
Janus Aspen Series Growth Portfolio: Institutional Shares                 0.65%           N/A         0.01%         0.66%
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares       0.65%           N/A         0.04%         0.69%
LSA Aggressive Growth Fund (6)                                            0.95%           N/A         0.30%         1.25%
LSA Balanced Fund (7)                                                     0.80%           N/A         0.30%         1.10%
LSA Basic Value Fund (6)                                                  0.90%           N/A         0.30%         1.20%
LSA Blue Chip Fund (6)                                                    0.90%           N/A         0.30%         1.20%
LSA Capital Appreciation Fund (6)                                         0.90%           N/A         0.30%         1.20%
LSA Disciplined Equity Fund (7)                                           0.75%           N/A         0.30%         1.05%
LSA Diversified Mid-Cap Fund (6)                                          0.90%           N/A         0.30%         1.20%
LSA Emerging Growth Equity Fund (7)                                       1.05%           N/A         0.30%         1.35%
LSA Focused Equity Fund (7)                                               0.95%           N/A         0.30%         1.25%
LSA Growth Equity Fund (7)                                                0.85%           N/A         0.30%         1.15%
LSA Mid Cap Value Fund (6)                                                0.85%           N/A         0.30%         1.15%
LSA Value Equity Fund (7)                                                 0.80%           N/A         0.30%         1.10%
MFS New Discovery Series - Service Class (8, 9)                           0.90%          0.25%        0.16%         1.31%
OCC Small Cap Portfolio                                                   0.80%           N/A         0.10%         0.90%
Oppenheimer International Growth Fund/VA - Service Class                  1.00%          0.15%        0.05%         1.20%
Oppenheimer Main Street Small Cap Fund/VA - Service Class                 0.75%          0.15%        0.29%         1.19%
PIMCO Foreign Bond Portfolio (10)                                         0.25%           N/A         0.66%         0.91%
PIMCO Total Return Portfolio (10, 11)                                     0.25%           N/A         0.41%         0.66%
Putnam VT International Growth and Income Fund - Class IB (12)            0.80%          0.25%        0.18%         1.23%
Scudder SVSI Balanced Portfolio                                           0.48%           N/A         0.08%         0.56%
Scudder SVSI Bond Portfolio                                               0.48%           N/A         0.09%         0.57%
Van Kampen LIT Growth and Income Portfolio, Class II                      0.60%          0.25%        0.15%         1.00%


1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. Although not contractually obligated to do so, the shareholder services provider waived its fee during the fiscal year ended December 31, 2001. Additionally, the Shareholder Service provider has no present intention of charging its fee during the year ending December 31, 2002. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. Had this fee reduction been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 0.74% for Fund for U.S. Government Securities II, 0.76% for High Income Bond Fund II and 0.92% for Utility Fund II.

3. Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.63% for Asset Manager Portfolio, 0.64% for Contrafund Portfolio, 0.57% for Equity-Income Portfolio, 0.65% for Growth Portfolio, 0.70% and 0.87% for Overseas Portfolio.

4. The Portfolio's manager has voluntarily agreed to reimburse expenses to the extent that "Total Portfolio Annual Expenses" (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the Portfolio manager at any time. Including this reimbursement, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

5. Portfolio expenses include expense waivers. Waivers are first applied against "Management Fees" and then against "Other Expenses", and will continue until at least the next annual renewal of the advisory agreements (June 2003). Had these waivers not been in effect, "Management Fees", "Rule 12b-1 Fees", " Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.65%, 0.25%, 2.72% and 3.62%, respectively. "Total Portfolio Annual Expenses" are shown without the effect of any expense offset arrangement.

6. Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60% for LSA Aggressive Growth Fund, 6.50% and 7.40% for LSA Basic Value Fund, 6.79% and 7.69% for Blue Chip Fund, 5.97% and 6.87% for LSA Capital Appreciation Fund, 6.29% and 7.19% for LSA Diversified Mid-Cap Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

7. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.15% and 2.95% for LSA Balanced Fund, 2.00% and 2.75% for LSA Disciplined Equity Fund, 3.05% and 4.10% for Emerging Growth Equity Fund, 2.95% and 3.90% for LSA Focused Equity Fund, 2.34% and 3.19% for LSA Growth Equity Fund and 2.10% and 2.90% for LSA Value Equity Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

8. The Portfolio has an expense offset arrangement which reduces the Portfolio's custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolio. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 1.30%.

9. MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 8 above), do not exceed 0.15% of the average daily net assets of the Portfolio during the current fiscal year. Without this reimbursement agreement and the expense offset arrangement described in footnote 8, "Total Portfolio Annual Expenses" would have been 1.34%. This contractual fee arrangements will continue at least until May 1, 2003.

10. "Total Portfolio Annual Expenses" listed in the table above are gross ratios prior to any voluntary waivers/reimbursements of expenses. PIMCO has agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.90% of average daily net assets for Foreign Bond Portfolio and 0.65% for of average daily net assets for Total Return Portfolio. With these reductions, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 0.90% for Foreign Bond Portfolio and 0.65% for Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual Expenses", including such recoupment, do not exceed the annual expense limit.

11. Effective May 1, 2002 the PIMCO Total Return Bond Portfolio changed its name to the PIMCO Total Return Portfolio.

12. Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.




                            GENERAL POLICY PROVISIONS

THE POLICY. The Policy and attached copy of the application and any supplemental applications are the entire contract. Only a Lincoln Benefit Life Officer may approve a change in or waive any provisions of the Policy. We reserve the right to change the terms of the Policy to comply with changes in applicable law.

STATEMENTS TO POLICY OWNERS. We will maintain all records relating to the Separate Account and Subaccounts. Each year we will send a report to you which shows the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you $25 for this extra report, but only if we tell you in advance.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notification of Policy transactions quarterly or at such more frequent times as may be required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the Policy, after the Policy has been in force for two years while the Insured is alive. If a Policy has lapsed and been reinstated, the reinstated Policy will not be contested after two years from reinstatement while the Insured is alive. Any increase in the Face Amount after the increase has been in effect for two years may be contested while the Insured is alive.

SUICIDE. The Policy does not pay the full Death Benefit if the Insured kills him or herself within two years from the Issue Date or two years from the date of any increase in face amount, with respect to such increase. This exclusion for suicide applies regardless of whether the Insured is sane or insane. In the event of suicide within two years of the Issue Date, we will refund Premiums paid, without interest minus any Policy debt and minus any partial surrender. If the Insured commits suicide while sane or insane within two years of any increase in the Face Amount, with respect to that increase, we will pay an amount equal to the total cost of insurance charges for the increase.

MISSTATEMENTS. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit and Surrender Value appropriately, as explained in the Policy.

BENEFICIARY. You name the original Beneficiaries and contingent Beneficiaries designated by you on the application. You may change the primary Beneficiary or contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary will take effect when we receive it, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice of such assignment, we are not liable for any action we may take or payments we may make that may be contrary to the assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS.  We will not pay any dividend under the Policies.


                               FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.

Taxation of the Company and the separate Account

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

Taxation of Policy Benefits


In order to qualify as a life insurance policy for federal income tax purposes, the Policy must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.


If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.


If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals only to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See Federal Tax Matters-Modified Endowment Contracts.)

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:


     change beneficiaries, assign the Policy, revoke an assignment, pledge the Policy, or obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Modified Endowment Contracts

A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Tax Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. We will not accept any premiums that cause the Policy to become a modified endowment contract unless we receive from you a written acknowledgment that the Policy will become a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.


If a policy is classified as a modified endowment contract, the death benefit will still qualify for the exclusion from gross income, and increases in contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions from modified endowment contracts made before the Insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% federal penalty tax, except as follows:


o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

o or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

Diversification Requirements

For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment


The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and Policy values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. Lincoln Benefit Life is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life or ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life Insurance Company is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and in all states except New York. We intend to market the Policy everywhere we conduct variable life insurance business. The Policies offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Through reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreements provides us with financial backing from Allstate Life, it does not create any direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

Lincoln Benefit Life Company is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

The Company also acts as the sponsor for one other of its Separate Accounts that is a registered investment company: Lincoln Benefit life Variable Annuity Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly-owned subsidiary.

Executive Officers and Directors of Lincoln Benefit. Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present occupation). The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.


Lawrence W. Dahl, Lincoln Benefit Life Company, Executive Vice President, Director 1999-present; Surety Life Insurance Company, Executive Vice President 5/99-present, Director 7/99-present; Allstate Life Insurance Company, Assistant Vice President, 1999-present, Tax Director, 2/87-5/99.

Margaret G. Dyer, Lincoln Benefit Life Company, Director 7/01-present; Allstate Assignment Company, Director 2000-present; Allstate Life Insurance Company, Director and Senior Vice President 1999-present; Allstate Life Insurance Company of New York, Director 2000-present; Allstate Settlement Corporation, Director 2000-present; Charter National Life Insurance Company, Director 2000-present; Northbrook Life Insurance Company, Director 2000-present; Intramerica Life Insurance Company, Director 2000-present; Provident National Assurance Company, Director and Senior Vice President 2001-present; Surety Life Insurance Company, Director 7/01-present; Citigroup, Inc., Vice President 1997-1999; Sara Lee Corp, Senior Vice President, Marketing 1995-1997.

Marla G. Freidman, Lincoln Benefit Life Company, Director 7/01-present; Allstate Life Insurance Company, Director 1991-present, Senior Vice President 1999-present, Vice President 1998-1999; ALFS, Inc., Director 1993-1996; Allstate Life Insurance Company of New York, Director, Vice President 1997-present, Assistant Vice President 1996-1997; Allstate Settlement Corporation, Director 1995-1996; Glenbrook Life Insurance Company, Director 1991-1996, President and Chief Operating Officer 1995-1996, Vice President 1996-1997; Northbrook Life Insurance Company, Director 2000-present and 1989-1996, Vice President 1996-present, President and Chief Operating Officer 1995-1996; Laughlin Group Holdings, Inc., Director and Vice Chairman of the Board 1995-1996; Charter National Life Insurance Company, Director and Vice President 1999-present; Intramerica Life Insurance Company, Director and Vice President 1999-present; Provident National Assurance Company, Director and Senior Vice President 2001-present; Surety Life Insurance Company, Director 7/01-present.

Douglas F. Gaer, Lincoln Benefit Life Company, Executive Vice President 1997-present, Director 1981-present, Senior Vice President, 4/95-2/97; Surety Life Insurance Company, Executive Vice President 1/97-present, Senior Vice President and Treasurer, 1/94-12/96, Director 1/94-present; Allstate Life Insurance Company, Assistant Vice President, 1997-present; Lincoln Benefit Financial Services, Inc., Director 5/93-1/99.

John C. Lounds, Lincoln Benefit Life Company, Director 2001-present; Allstate Financial Advisors, LLC, Manager 1999-present; Allstate Life Insurance Company, Director 1994-present, Senior Vice President 1994-present; Allstate Life Insurance Company of New York, Director 2000-present; Allstate Settlement Corporation, Director 1994-present, Senior Vice President 1999-present; Charter National Life Insurance Company, Director 1999-present, Vice President 1999-present; Glenbrook Life and Annuity Company, Director 2000-present; Intramerica Life Insurance Company, Director 2000-present; Northbrook Life Insurance Company, Director 2000-present; Allstate Assurance Company Director 2001-present, Senior Vice President 2001-present; Surety Life Insurance Company, Director 2001-present.

John K. McCarthy, Lincoln Benefit Life Company, Director 2000-present; AFDW, Inc., Director 2000-present; Allstate Financial Services, LLC, Manager 2000-present; Allstate Life Insurance Company, Director and Senior Vice President 2000-present; Allstate Life Insurance Company of New York, Director 2000-present; Northbrook Life Insurance Company, Director 2000-present; Charter National Life Insurance Company, Director 2000-present; Intramerica Life Insurance Company, Director 2000-present; Provident National Assurance Company, Director and Senior Vice President 2001-present; Surety Life Insurance Company, Director 2000-present; Provident Mutual Life Insurance Company, Executive Vice President & CFO 1996-1999,.

Steven E. Shebik, Lincoln Benefit Life Company, Director 2001-present; Surety Life Insurance Company, Director 2001-present; Allstate Assignment Company, Director 2001-present; Allstate Life Insurance Company, Director 2001-present, Senior Vice President 2001-present; Allstate Life Insurance Company of New York, Director 2001-present, Vice President 2001-present; Allstate Settlement Corporation, Director 2001-present; American Heritage Life Insurance Company, Director 2001-present; Charter National Life Insurance Company, Director 2001-present; Columbia Universal Life Insurance Company, Director 2001-present, Vice President and Chief Financial Officer 2001-present; Glenbrook Life and Annuity Company, Director 2001-present, Vice President 2001-present; Intramerica Life Insurance Company, Director 2001-present, Vice President 2001-present; Northbrook Life Insurance Company, Director 2001-present, Vice President 2001-present; Allstate Assurance Company, Director 2001-present, Senior Vice President 2001-present. ALFS, Inc., Assistant Treasurer 1996-1997; Allstate County Mutual Insurance Company, Assistant Treasurer 1996-1997; Allstate Enterprises, Inc., Assistant Treasurer 1996-1997; Allstate Fire and Casualty Insurance Company, Assistant Treasurer 1996-1997; Allstate Floridian Indemnity Company, Assistant Treasurer 1997-1998; Allstate Insurance Company, Assistant Vice President 1995-1998, Vice President 1999-2001; Allstate International, Inc., Assistant Treasurer 1996-1997; Allstate Investment Management Company, Assistant Treasurer 1996-1997; Allstate Motor Club, Inc., Assistant Treasurer 1996-1997; Allstate Property and Casualty Insurance Company, Assistant Treasurer 1996-1997; Deerbrook Insurance Company, Assistant Treasurer 1996-1997; Direct Marketing Center Inc., Assistant Treasurer 1996-1997; Roadway Protection Auto Club, Inc., Assistant Treasurer 1996-1997; Tech-Cor, Inc., Assistant Treasurer 1996-1997; The Allstate Corporation, Assistant Treasurer 1996-1997; The Allstate Foundation, Assistant Treasurer 1996-1997; The Northbrook Corporation, Assistant Treasurer 1996-1997.

Michael J. Velotta, Lincoln Benefit Life Company, Director 1993-present, General Counsel 07/01-present, Secretary 07/01-present, Assistant Secretary 1995-2001, and Assistant General Counsel 2000-2001; ALFS, Inc., Director and Secretary 1993-present; Allstate Life Insurance Company, Director 1992-present, Secretary and General Counsel 1993-present, Senior Vice President 1999-present, and Vice President 1993-1999; Allstate Life Insurance Company of New York, Director 1992-present, Vice President, Secretary, and General Counsel 1993-present; Glenbrook Life Insurance Company, Director 1992-1997, Vice President, Secretary and General Counsel 1993-1997; Northbrook Life Insurance Company, Director 1992-present, Vice President, Secretary, and General Counsel 1993-present; Surety Life Insurance Company, Director 1993-present, Assistant Secretary 1995-present, and Assistant General Counsel 2000-present; AFD, Inc., Director and Secretary 1999-present; AFDW, Inc., Director and Secretary 2000-present; Allstate Assignment Company, Director, Vice President, and Secretary 2000-present; Allstate Distributors, LLC, Assistant Secretary 1999-2000; Allstate Financial Advisors, LLC, Manager, Secretary, and General Counsel 1999-present; Allstate Financial Services, LLC, Vice President and Secretary 1999-present, Manager2000-present, and General Counsel 1999-2000; Allstate Insurance Company, Vice President, Assistant Secretary, and Assistant General Counsel 1999-present, and Assistant Vice President 1998-1999; Allstate Settlement Corporation, Director 1993-present and Secretary 1994-present; Charter National Life Insurance Company, Director, Vice President, Secretary, and General Counsel 1999-present; Intramerica Life Insurance Company, Director, Vice President, Secretary, and General Counsel 1999-present; LSA Asset Management, LLC, Managing Director, Secretary, and General Counsel 1999-present; Laughlin Group Holdings, Inc., Director and Secretary 1995-2000 and General Counsel 1997-2000; Provident National Assurance Company, Director, Secretary, and General Counsel 2001-present.

Thomas J. Wilson, II, Lincoln Benefit Life Company, Director, Chairman of the Board, and Chief Executive Officer 1/99-present; Allstate Insurance Co Director and Senior Vice President 1995-present, and Chief Financial Officer 1995-1998; ALFS, Inc., Director 1999-present; Allstate Life Insurance Co., Northbrook Life Insurance Company Director 1995-present, President 1999-present, and Chairman of the Board 2000-present; Northbrook Life Insurance Company, Director and President 1999-present, Chief Executive Officer 2000-present, Chief Operating Officer 1999-2000, and Vice Chairman 1999; Allstate Life Insurance Co. of New York, Director 1999-present, President 1998-present, and Chairman of the Board 2000-present; Surety Life Insurance Company, Director, Chairman of the Board, and Chief Executive Officer 1999-present; American Heritage Life Insurance Co., Director 1999-present; American Heritage Life Investment Corporation, Director and President 1999-present; Charter National Life Insurance Co., Director and President 1999-present, Chairman of the Board 2000-present; Intramerica Life Insurance Co., Director and President 1999-present, Chief Executive Officer 2000-present; LSA Asset Management, LLC, Managing Director 1999-present; Laughlin Group Holdings, Inc., Director and Chairman of the Board 1999; AFD, Inc., Director 1999-present; AFDW, Inc., Director 2000-present; Allstate Assignment Company, Director 2000-present; Allstate Financial Advisors, LLC, President and Manager 1999-present; Allstate Financial Services, LLC, Manager 2000-present; Allstate Settlement Corporation, Director and President 1999-present, Chairman of the Board 2000-present; Provident National Assurance Company, Director, President, and Chairman of the Board 2001-present.

B. Eugene Wraith, President, Lincoln Benefit Life Company, President and Chief Operating Officer 3/96-present, Executive Vice President 1/94-3/96, Director 9/93-present; Surety Life Insurance Company; Chairman of the Board, Director 1993-1/99, President 5/93-11/96, Lincoln Benefit Financial Services, Inc.; Vice President 1/99-present, Allstate Life Insurance Company, Vice President 3/96-present.



SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account was originally established by Lincoln Benefit in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Securities and Exchange Commission does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. The assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit Life.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account will rise and fall with the values of shares of the Portfolios, and are also reduced by Policy charges. We may use the Separate Account to fund our other variable life insurance policies, which will be accounted for separately.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

STATE REGULATION OF LINCOLN BENEFIT LIFE. We are organized under the laws of the State of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Director of Insurance covering our operations for the previous year and financial condition as of the end of year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We are also examined periodically by the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of other states in which we operate.

                            DISTRIBUTION OF POLICIES

Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as principal underwriter of the Policies. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 70% of all Premiums up to the first year Safety Net premium plus 2.50% of any additional premiums in the first year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.


Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The Underwriting Agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies including any liability arising out of services we provide on the Policies.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial death benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the death benefit coverage allocated to Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.


                   MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Policies. In certain situations, the Company will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with the Company's administrative systems, rules and procedures, which may be modified by the Company at any time. If allowed in your state, at our discretion, we may limit or refuse transfers due to excessive trading. See Excessive Trading Limits on page [ ]. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. The Company neither recommends nor discourages such market timing and asset allocation services.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit and its subsidiaries are engaged in routine lawsuits which in our management's judgement, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                  LEGAL MATTERS


All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska insurance law have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Policies described in this Prospectus are being passed upon by the law firm of Jorden Burt LLP , 1025 Thomas Jefferson St., East Lobby, Washington, D.C. 20007-5201.


                             REGISTRATION STATEMENT

We have filed a registration statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, for the Policies offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and exhibits filed as part of the registration statement. You should refer to the registration statement and exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Policies. The descriptions in this Prospectus of the Policies and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.

                                     EXPERTS


     The financial statements of Lincoln Benefit as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the Separate Account as of December 31, 2001 and for each of the periods in the three years then ended that appear in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting auditing.


Actuarial matters included in this Prospectus, including the hypothetical Policy illustrations, have been examined by Dean M. Way, Senior Vice President and Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account as of December 31, 2001 and for each of the periods in the three years then ended, the financial statements of Lincoln Benefit as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule of Lincoln Benefit and the accompanying Independent Auditor's Reports appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.


                                    APPENDIX
              ILLUSTRATIONS OF SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show the Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and underwriting risk classification who pays the specified annual premium would vary over time if the investments return on the assets held in the underlying Portfolio(s) was a uniform, gross after-tax annual rate of 0%, 6%, or 12%. The tables on page [ ] illustrate a Policy issued to a male, age 45, $150,000 face amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.

The illustrations on page [ ] assume annual payment of $1,883.04, which is the Safety Net Premium (see Monthly Guarantee Premiums, page [ ]). Payment of this premium each year would guarantee death benefit coverage to age 65, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustrations on page [ ] assume current charges and cost of insurance rates, while the illustrations on page [ ] assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The illustrations on page [ ] assume annual payment of $2,937.36, which is the Lifetime Guarantee Premium (see "Monthly Guarantee Premiums," page [ ]). Payment of this premium each year would guarantee death benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken. The illustrations on page [ ] assume current charges and cost of insurance rates, while the illustrations on page [ ] assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).


The amounts shown for the Death Benefit, Policy Value and Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios as a result of expenses paid by the Portfolios and charges levied against the Subaccounts. The values shown take into account the average daily investment advisory fees paid by the Portfolios, which is equivalent to an average annual rate of .69% of the average daily net assets of the Funds, and the average of other daily Portfolio expenses, which is equivalent to an average annual rate of .25% of the average daily net assets of the Funds. Also reflected is our daily charge to each Subaccount for assuming mortality and expense risks. The current charge is an annual rate of .70% of the average net assets of the Subaccounts. The mortality and expense risk charge is guaranteed never to exceed .90% of the average net assets. The illustrations also reflect the deduction from premium payments for premium taxes, the monthly administrative fee of $5, and, for the first twelve policy years, the annual administrative charge of 0.2% of Policy value. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Current Costs" correspond to approximate net annual rates of -1.64%, 5.06%, and 11.06%, respectively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.84%, 4.16% and 10.16%, respectively.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values and Surrender Values illustrated (see "Federal Tax Matters" page [ ]).

The tables illustrate the Policy Values, Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the pro-posed Insured's actual age, sex and underwriting classification, the face amount, death benefit option, the proposed amount and frequency of premium payments and any available riders requested.

                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                                Male issue age 45
                           Face Amount Preferred Non-
                              $150,000 Smoker Class
                          Annual Premium Death Benefit
                               $1,883.04 Option 1
                         Current Cost of Insurance Rates

                                    DEATH BENEFIT
                           Assuming Hypothetical Gross and

                           Net Annual Investment Return of

     Policy           0% Gross         6% Gross         12% Gross
      Year           -1.64% Net        5.06% Net       11.06% Net
1                          150,000          150,000          150,000
2                          150,000          150,000          150,000
3                          150,000          150,000          150,000
4                          150,000          150,000          150,000
5                          150,000          150,000          150,000
6                          150,000          150,000          150,000
7                          150,000          150,000          150,000
8                          150,000          150,000          150,000
9                          150,000          150,000          150,000
10                         150,000          150,000          150,000
15                         150,000          150,000          150,000
20 (age 65)                150,000          150,000          150,000
30 (age 75)                150,000          150,000          245,296
40 (age 85)                      *          150,000          663,197
54 (age 99)                      *                         2,472,757

                                  POLICY VALUE                                          SURRENDER VALUE
                          Assuming Hypothetical Gross                             Assuming Hypothetical Gross
                      and Net Annual Investment Return of                     and Net Annual Investment Return of
     Policy         0% Gross        6% Gross       12% Gross               0% Gross        6% Gross         12% Gross
      Year         -1.64% Net      5.06% Net      11.06% Net              -1.64% Net       5.06% Net       11.06% Net
1                         1,288           1,381          1,475                       0               67              160
2                         2,519           2,787          3,066                     980            1,248            1,527
3                         3,703           4,225          4,792                   2,164            2,686            3,254
4                         4,839           5,698          6,670                   3,300            4,159            5,131
5                         5,926           7,203          8,710                   4,387            5,664            7,171
6                         6,971           8,752         10,940                   5,509            7,290            9,478
7                         7,957          10,326         13,361                   6,572            8,941           11,976
8                         8,888          11,931         15,997                   7,657           10,700           14,766
9                         9,749          13,554         18,857                   8,672           12,477           17,780
10                       10,541          15,195         21,967                   9,772           14,425           21,197
15                       13,951          24,243         42,971                  13,951           24,243           42,971
20 (age 65)              15,638          34,315         77,362                  15,638           34,315           77,362
30 (age 75)               4,233          50,352        229,249                   4,233           50,352          229,249
40 (age 85)                   *          40,011        631,616                       *           40,011          631,616
54 (age 99)                   *               *      2,472,757                       *                *        2,472,757


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                                Male issue age 45
                 Face Amount $150,000 Preferred Non-Smoker Class
                 Annual Premium $1,883.04 Death Benefit Option 1

                       Guaranteed Cost of Insurance Rates


                                    DEATH BENEFIT
                           Assuming Hypothetical Gross and
                           Net Annual Investment Return of

     Policy           0% Gross         6% Gross         12% Gross
      Year           -1.84% Net        4.16% Net       10.16% Net
1                          150,000          150,000          150,000
2                          150,000          150,000          150,000
3                          150,000          150,000          150,000
4                          150,000          150,000          150,000
5                          150,000          150,000          150,000
6                          150,000          150,000          150,000
7                          150,000          150,000          150,000
8                          150,000          150,000          150,000
9                          150,000          150,000          150,000
10                         150,000          150,000          150,000
15                         150,000          150,000          150,000
20 (age 65)                150,000          150,000          150,000
30 (age 75)                      *                *          173,618
40 (age 85)                      *                *          460,552
54 (age 99)                      *                *        1,629,031


                                  POLICY VALUE                                          SURRENDER VALUE
                          Assuming Hypothetical Gross                             Assuming Hypothetical Gross
                      and Net Annual Investment Return of                     and Net Annual Investment Return of
     Policy         0% Gross        6% Gross       12% Gross               0% Gross        6% Gross         12% Gross
      Year         -1.84% Net       4.16% Net      10.16% Net             -1.84% Net      4.16% Net        10.16% Net
1                         1,237           1,329          1,422                       0               14              107
2                         2,410           2,670          2,943                     871            1,131            1,404
3                         3,519           4,025          4,575                   1,980            2,486            3,037
4                         4,563           5,390          6,328                   3,024            3,851            4,789
5                         5,538           6,763          8,209                   3,999            5,224            6,670
6                         6,441           8,137         10,227                   4,979            6,675            8,765
7                         7,263           9,506         12,388                   5,878            8,121           11,003
8                         7,998          10,860         14,700                   6,767            9,629           13,469
9                         8,636          12,189         17,172                   7,559           11,112           16,094
10                        9,169          13,485         19,812                   8,400           12,715           19,042
15                       10,025          19,167         36,211                  10,025           19,167           36,211
20 (age 65)               6,498          21,991         60,195                   6,498           21,991           60,195
30 (age 75)                   *               *        162,260                       *                *          162,260
40 (age 85)                   *               *        438,621                       *                *          438,621
54 (age 99)                   *               *      1,629,031                       *                *        1,629,031


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                                Male issue age 45
                           Face Amount Preferred Non-
                              $150,000 Smoker Class
                          Annual Premium Death Benefit
                               $2,937.36 Option 1

                         Current Cost of Insurance Rates

                                    DEATH BENEFIT
                           Assuming Hypothetical Gross and
                           Net Annual Investment Return of
     Policy           0% Gross         6% Gross         12% Gross
      Year           -1.64% Net        5.06% Net       11.06% Net
1                          150,000          150,000          150,000
2                          150,000          150,000          150,000
3                          150,000          150,000          150,000
4                          150,000          150,000          150,000
5                          150,000          150,000          150,000
6                          150,000          150,000          150,000
7                          150,000          150,000          150,000
8                          150,000          150,000          150,000
9                          150,000          150,000          150,000
10                         150,000          150,000          150,000
15                         150,000          150,000          150,000
20 (age 65)                150,000          150,000          183,084
30 (age 75)                150,000          150,000          472,355
40 (age 85)                150,000          243,627        1,265,652
54 (age 99)                150,000          460,060        4,700,754


                                  POLICY VALUE                                          SURRENDER VALUE
                          Assuming Hypothetical Gross                             Assuming Hypothetical Gross
                      and Net Annual Investment Return of                     and Net Annual Investment Return of
     Policy         0% Gross        6% Gross       12% Gross               0% Gross        6% Gross         12% Gross
      Year         -1.64% Net      5.06% Net      11.06% Net              -1.64% Net       5.06% Net       11.06% Net
1                         2,302           2,458          2,613                     763              919            1,074
2                         4,531           4,985          5,459                   2,992            3,446            3,920
3                         6,697           7,598          8,574                   5,158            6,059            7,036
4                         8,802          10,298         11,987                   7,264            8,759           10,448
5                        10,845          13,089         15,727                   9,306           11,550           14,188
6                        12,833          15,983         19,838                  11,371           14,521           18,376
7                        14,751          18,966         24,342                  13,366           17,582           22,957
8                        16,603          22,049         29,287                  15,372           20,818           28,056
9                        18,377          25,224         34,710                  17,300           24,146           33,633
10                       20,073          28,494         40,664                  19,303           27,724           39,894
15                       27,928          47,085         81,472                  27,928           47,085           81,472
20 (age 65)              34,116          69,888        150,069                  34,116           69,888          150,069
30 (age 75)              33,926         131,655        441,453                  33,926          131,655          441,453
40 (age 85)                   *         232,025      1,205,383                       *          232,025        1,205,383
54 (age 99)                   *         460,060      4,700,754                       *          460,060        4,700,754

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                                Male issue age 45
                 Face Amount $150,000 Preferred Non-Smoker Class
                 Annual Premium $2,937.36 Death Benefit Option 1

                       Guaranteed Cost of Insurance Rates


                                    DEATH BENEFIT
                           Assuming Hypothetical Gross and
                           Net Annual Investment Return of
     Policy           0% Gross         6% Gross         12% Gross
      Year           -1.84% Net        4.16% Net       10.16% Net

1                          150,000          150,000          150,000
2                          150,000          150,000          150,000
3                          150,000          150,000          150,000
4                          150,000          150,000          150,000
5                          150,000          150,000          150,000
6                          150,000          150,000          150,000
7                          150,000          150,000          150,000
8                          150,000          150,000          150,000
9                          150,000          150,000          150,000
10                         150,000          150,000          150,000
15                         150,000          150,000          150,000
20 (age 65)                150,000          150,000          165,402
30 (age 75)                150,000          150,000          415,790
40 (age 85)                150,000          150,000        1,076,809
54 (age 99)                150,000          270,812        3,768,198


                                   POLICY VALUE                                           SURRENDER VALUE
                            Assuming Hypothetical Gross                             Assuming Hypothetical Gross
                        and Net Annual Investment Return of                     and Net Annual Investment Return of
     Policy          0% Gross        6% Gross        12% Gross              0% Gross         6% Gross         12% Gross
      Year          -1.84% Net       4.16% Net       10.16% Net            -1.84% Net       4.16% Net         10.16% Net
1                          2,250            2,404           2,558                   711               865             1,019
2                          4,416            4,864           5,331                 2,877             3,325             3,792
3                          6,503            7,387           8,346                 4,965             5,848             6,808
4                          8,511            9,974          11,627                 6,972             8,435            10,088
5                         10,436           12,624          15,198                 8,897            11,085            13,659
6                         12,276           15,335          19,086                10,814            13,873            17,624
7                         14,024           18,105          23,319                12,639            16,720            21,934
8                         15,675           20,929          27,929                14,444            19,698            26,698
9                         17,222           23,803          32,951                16,144            22,726            31,874
10                        18,658           26,724          38,428                17,888            25,955            37,659
15                        24,070           42,130          74,932                24,070            42,130            74,932
20 (age 65)               25,520           58,701         135,575                25,520            58,701           135,575
30 (age 75)                1,956           92,781         388,589                 1,956            92,781           388,589
40 (age 85)                    *          133,896       1,025,532                     *           133,896         1,025,532
54 (age 99)                    *          270,812       3,768,198                     *           270,812         3,768,198

Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                          LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,144    $12,214    $10,740
  Realized capital gains and losses.........................   (1,352)       (95)      (913)
  Other expense.............................................       --        (20)    (2,301)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   10,792     12,099      7,526
Income Tax Expense..........................................    3,768      4,221      2,560
                                                              -------    -------    -------
NET INCOME..................................................    7,024      7,878      4,966
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,818      3,106     (6,900)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 9,842    $10,984    $(1,934)
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                   2001             2000
                                                              --------------   --------------
                                                              (IN THOUSANDS, EXCEPT PAR VALUE
                                                                           DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $179,124 and $166,893)...................................   $   186,709      $   170,142
  Short-term................................................         6,856           11,243
                                                               -----------      -----------
  Total investments.........................................       193,565          181,385
Cash........................................................        43,796               76
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     9,564,440        8,366,927
Reinsurance recoverable from non-affiliates, net............       458,563          353,789
Receivable from affiliate, net..............................        17,027               --
Other assets................................................         2,924            2,393
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL ASSETS..........................................   $11,846,023      $10,553,261
                                                               ===========      ===========
LIABILITIES
Contractholder funds........................................   $ 9,287,599      $ 8,157,502
Reserve for life-contingent contract benefits...............       724,044          550,334
Current income taxes payable................................         3,645            2,785
Deferred income taxes.......................................         6,187            4,607
Payable to affiliates, net..................................            --            9,210
Other liabilities and accrued expenses......................        70,237            1,371
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL LIABILITIES.....................................    11,657,420       10,374,500
                                                               -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 shares issued and outstanding......................         2,500            2,500
Additional capital paid-in..................................       126,750          126,750
Retained income.............................................        54,423           47,399
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................         4,930            2,112
                                                               -----------      -----------
      Total accumulated other comprehensive income..........         4,930            2,112
                                                               -----------      -----------
      TOTAL SHAREHOLDER'S EQUITY............................       188,603          178,761
                                                               -----------      -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $11,846,023      $10,553,261
                                                               ===========      ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   126,750    116,750    116,750
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    126,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    47,399     39,521     34,555
Net income..................................................     7,024      7,878      4,966
                                                              --------   --------   --------
Balance, end of year........................................    54,423     47,399     39,521
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,112       (994)     5,906
Change in unrealized net capital gains and losses...........     2,818      3,106     (6,900)
                                                              --------   --------   --------
Balance, end of year........................................     4,930      2,112       (994)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $188,603   $178,761   $157,777
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,024   $  7,878   $  4,966
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (531)      (868)    (5,313)
    Realized capital gains and losses.......................     1,352         95        913
    Changes in:
      Life-contingent contract benefits and contractholder
       funds, net of reinsurance recoverables...............     1,520     (1,342)    (4,868)
      Income taxes payable..................................       922      1,570     (1,266)
      Receivable/payable to affiliates, net.................   (26,237)    (3,440)     2,130
      Other operating assets and liabilities................    68,347      1,897      9,156
                                                              --------   --------   --------
    Net cash provided by operating activities...............    52,487      5,790      5,718
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    10,922     15,856     17,760
  Investment collections....................................    15,346      7,430     13,580
  Investments purchases.....................................   (39,422)   (30,979)   (39,723)
  Change in short-term investments, net.....................     4,387     (9,003)     2,068
                                                              --------   --------   --------
    Net cash used in investing activities...................    (8,767)   (16,696)    (6,315)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     10,000         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................    43,720       (906)      (597)
CASH AT BEGINNING OF YEAR...................................        76        982      1,579
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 43,796   $     76   $    982
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI.

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Lincoln Benefit, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through independent insurance agents and broker/dealers, including master brokerage agencies. Products distributed through independent insurance agents include term life insurance; permanent life insurance such as whole life, universal life, variable universal life and single premium life; fixed annuities, including equity-indexed annuities; immediate annuities; variable annuities and long-term care products. Variable annuities and variable universal life products are also distributed through independent broker/dealers. ALFS, Inc. ("ALFS") is the principal underwriter for certain Lincoln Benefit products, such as variable universal life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker/dealer under the Securities and Exchange Act of 1934.

In 2001, annuity deposits represented 74.4% of the Company's total statutory premiums and deposits. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Nebraska, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax laws and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

The Company is authorized to sell life and annuity products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Illinois, Pennsylvania, Wisconsin and Florida for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Notes 3 and 7). The Company also has reinsurance agreements, whereas, the Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

annuities and interest sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Separate Accounts products include variable annuity and variable universal life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid in variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable universal life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholders' funds, contract benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $70.0 million, $35.1 million and $26.4 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.
INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                        GROSS
         AT                           UNREALIZED
    DECEMBER 31,       AMORTIZED   ----------------     FAIR
        2001             COST      GAINS    LOSSES     VALUE
        ----           ---------   ------   -------   --------
(IN THOUSANDS)
U.S. government and
  agencies             $ 39,710    $1,971   $  (15)   $ 41,666
Corporate                97,517    4,263      (450)    101,330
Municipal                 1,000       --        (3)        997
Mortgage-backed
  securities             39,389    1,731        (4)     41,116
Foreign government        1,508       92        --       1,600
                       --------    ------   -------   --------
  Total fixed income
   securities          $179,124    $8,057   $ (472)   $186,709
                       ========    ======   =======   ========
At December 31, 2000
U.S. government and
  agencies             $ 18,191    $2,072   $   --    $ 20,263
Corporate               103,414    1,531    (1,966)    102,979
Municipal                 1,000       --       (38)        962
Mortgage-backed
  securities             40,774    1,593       (43)     42,324
Foreign government        3,514      100        --       3,614
                       --------    ------   -------   --------
  Total fixed income
   securities          $166,893    $5,296   $(2,047)  $170,142
                       ========    ======   =======   ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                       AMORTIZED     FAIR
                                         COST       VALUE
(IN THOUSANDS)                         ---------   --------
Due in one year or less                $  5,417    $  5,516
Due after one year through five years    74,168      77,726
Due after five years through ten
 years                                   46,846      47,436
Due after ten years                      13,304      14,915
                                       --------    --------
                                        139,735     145,593
Mortgage-backed securities               39,389      41,116
                                       --------    --------
  Total                                $179,124    $186,709
                                       ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     YEAR ENDED DECEMBER 31,        2001      2000      1999
     -----------------------       -------   -------   -------
(IN THOUSANDS)
Fixed income securities            $11,959   $11,517   $10,380
Short-term investments                 598       830       577
                                   -------   -------   -------
  Investment income, before
   expense                          12,557    12,347    10,957
  Investment expense                   413       133       217
                                   -------   -------   -------
  Net investment income            $12,144   $12,214   $10,740
                                   =======   =======   =======

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

      YEAR ENDED DECEMBER 31,         2001     2000   1999
      -----------------------        -------   ----   -----
(IN THOUSANDS)
Fixed income securities              $(1,352)  $(95)  $(913)
Income taxes                             473    33      320
                                     -------   ----   -----
Realized capital gains and losses,
  after tax                          $  (879)  $(62)  $(593)
                                     =======   ====   =====

Excluding calls and prepayments, gross gains of $123 thousand, $0 thousand and $1 thousand were realized during 2001, 2000 and 1999, respectively, and gross losses of $1.5 million, $95 thousand and $914 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                   GROSS
                                                UNREALIZED
                       AMORTIZED     FAIR     ---------------   UNREALIZED
                         COST       VALUE     GAINS    LOSSES   NET GAINS
(IN THOUSANDS)         ---------   --------   ------   ------   ----------
Fixed income
 securities            $179,124    $186,709   $8,057   $(472)    $ 7,585
                       ========    ========   ======   =====
Deferred income taxes                                             (2,655)
                                                                 -------
Unrealized net
 capital gains and
 losses                                                          $ 4,930
                                                                 =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     YEAR ENDED DECEMBER 31,         2001      2000       1999
     -----------------------        -------   -------   --------
(IN THOUSANDS)
Fixed income securities             $ 4,336   $ 4,778   $(10,615)
Deferred income taxes                (1,518)   (1,672)     3,715
                                    -------   -------   --------
Increase (decrease) in unrealized
 net capital gains and losses       $ 2,818   $ 3,106   $ (6,900)
                                    =======   =======   ========

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $8.9 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income           $ 186,709    $  186,709   $ 170,142    $  170,142
 securities
Short-term investments     6,856         6,856      11,243        11,243
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Fair values of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $7,407,377   $7,446,451   $6,401,863   $6,186,479
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Equity indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $162,412   $ 73,719
  Other immediate annuities                  35,757     36,884
Traditional life                            503,992    406,260
Other                                        21,883     33,471
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $724,044   $550,334
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.0% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $1,876,260   $1,777,128
Fixed annuities:
  Immediate annuities                      245,468      152,181
  Deferred annuities                     7,165,871    6,228,193
                                        ----------   ----------
  Total Contractholder funds            $9,287,599   $8,157,502
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 3.4% to 7.5% for interest-sensitive life contracts; 4.8% to 5.9% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 46.3% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                 ---------   ---------   ---------
PREMIUMS AND CONTRACT CHARGES
Direct                         $ 572,949   $ 470,337   $ 389,741
Assumed                                4           2           2
Ceded
  Affiliate                     (330,799)   (241,361)   (187,854)
  Non-affiliate                 (242,154)   (228,978)   (201,889)
                               ---------   ---------   ---------
    Premiums and contract
     charges, net of
     reinsurance               $      --   $      --   $      --
                               =========   =========   =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                ----------   ---------   ---------
CREDITED INTEREST, POLICY
 BENEFITS AND OTHER EXPENSES
Direct                        $1,007,684   $ 885,081   $ 869,393
Assumed                               --          --          --
Ceded
  Affiliate                     (728,750)   (630,015)   (684,703)
  Non-affiliate                 (278,934)   (255,046)   (182,389)
                              ----------   ---------   ---------
    Credited interest,
     policy benefits and
     other expenses, net of
     reinsurance              $       --   $      20   $   2,301
                              ==========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                 2001       2000
(in thousands)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $2,561     $2,405
Unrealized net capital gains                     2,655      1,137
Other liabilities                                  971      1,065
                                                ------     ------
  Total deferred liabilities                    $6,187     $4,607
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(in thousands)                        --------   --------   --------
Current                                $3,706     $2,032    $ 3,645
Deferred                                   62      2,189     (1,085)
                                       ------     ------    -------
  Total income tax expense             $3,768     $4,221    $ 2,560
                                       ======     ======    =======

The Company paid income taxes of $2.8 million, $2.7 million and $3.8 million in 2001, 2000 and 1999, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                   (0.1)      (0.1)      (1.0)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.0%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                         SHAREHOLDER'S
                                 NET INCOME                 EQUITY
                          -------------------------   -------------------
                           2001     2000     1999       2001       2000
(IN THOUSANDS)            ------   ------   -------   --------   --------
Balance per GAAP          $7,024   $7,878   $ 4,966   $188,603   $178,761
Unrealized gain/loss on
  fixed income securities    --       --         --     (7,585)    (3,249)
Deferred income taxes        18    1,370     (1,363)     8,406      5,059
Employee benefits           (73)      --          2        758        676
Reserves and non-admitted
  assets                    245      446        259    (16,188)   (13,628)
Other                       229     (417)       242     12,343      1,817
                          ------   ------   -------   --------   --------
Balance per statutory
  accounting practices    $7,443   $9,277   $ 4,106   $186,337   $169,436
                          ======   ======   =======   ========   ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $2.0 million effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Nebraska Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Nebraska law to formula amounts based on statutory surplus and statutory net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Nebraska Department of Insurance is $18.3 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                  $ 2,984    $(1,045)    $1,939      $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)
Less: reclassification
  adjustments                  (1,352)       473       (879)        (95)        33        (62)        (913)      320        (593)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Unrealized net capital gains
  (losses)                      4,336     (1,518)     2,818       4,778     (1,672)     3,106      (10,615)    3,715      (6,900)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Other comprehensive income
  (loss)                      $ 4,336    $(1,518)    $2,818      $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)
                              =======    =======     ======      ======    =======     ======     ========    ======     =======

12.  SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 thousand associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1.2 million related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force............................  $138,566,651   $138,566,651   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    532,235   $    532,235   $         --
  Accident and health..............................        40,718         40,718             --
                                                     ------------   ------------   ------------
                                                     $    572,953   $    572,953   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $120,555,954   $120,555,954   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001 AND
FOR THE PERIODS ENDED DECEMBER 31, 2001,
DECEMBER 31, 2000 AND DECEMBER 31, 1999, AND
INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2001, and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2001, and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                           THE ALGER AMERICAN FUND SUB-ACCOUNTS
                                               -------------------------------------------------------------
                                                            INCOME     LEVERAGED    MIDCAP        SMALL
                                                GROWTH    AND GROWTH    ALLCAP      GROWTH    CAPITALIZATION
                                               --------   ----------   ---------   --------   --------------
ASSETS
Investments at fair value                      $  4,170    $  3,428    $  4,358    $  5,791      $  1,868
                                               --------    --------    --------    --------      --------
  Total assets                                 $  4,170    $  3,428    $  4,358    $  5,791      $  1,868
                                               ========    ========    ========    ========      ========

NET ASSETS
Accumulation units                             $  4,170    $  3,428    $  4,358    $  5,791      $  1,868
                                               --------    --------    --------    --------      --------
  Total net assets                             $  4,170    $  3,428    $  4,358    $  5,791      $  1,868
                                               ========    ========    ========    ========      ========

FUND SHARE INFORMATION
  Number of shares                              113,407     324,345     138,145     327,730       112,880
                                               ========    ========    ========    ========      ========
  Cost                                         $  5,744    $  4,115    $  5,861    $  7,352      $  2,938
                                               ========    ========    ========    ========      ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                                   FIDELITY VARIABLE
                                                                                                   INSURANCE PRODUCTS
                                                  FEDERATED INSURANCE SERIES SUB-ACCOUNTS          FUND SUB-ACCOUNTS
                                               ----------------------------------------------   ----------------------
                                                 FEDERATED
                                               FUND FOR U.S.    FEDERATED
                                                GOVERNMENT     HIGH INCOME       FEDERATED      VIP ASSET      VIP
                                               SECURITIES II   BOND FUND II   UTILITY FUND II    MANAGER    CONTRAFUND
                                               -------------   ------------   ---------------   ---------   ----------
ASSETS
Investments at fair value                        $  5,295        $  5,019        $  3,079       $  7,053    $   25,155
                                                 --------        --------        --------       --------    ----------
  Total assets                                   $  5,295        $  5,019        $  3,079       $  7,053    $   25,155
                                                 ========        ========        ========       ========    ==========

NET ASSETS
Accumulation units                               $  5,295        $  5,019        $  3,079       $  7,053    $   25,155
                                                 --------        --------        --------       --------    ----------
  Total net assets                               $  5,295        $  5,019        $  3,079       $  7,053    $   25,155
                                                 ========        ========        ========       ========    ==========

FUND SHARE INFORMATION
  Number of shares                                463,229         650,170         296,895        486,110     1,249,626
                                                 ========        ========        ========       ========    ==========
  Cost                                           $  5,143        $  5,790        $  3,837       $  8,052    $   27,398
                                                 ========        ========        ========       ========    ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                               ---------------------------------------------------------------------
                                               VIP EQUITY-                                 VIP MONEY
                                                 INCOME      VIP GROWTH   VIP INDEX 500     MARKET      VIP OVERSEAS
                                               -----------   ----------   -------------   -----------   ------------
ASSETS
Investments at fair value                      $   32,062    $  34,879      $ 13,935      $    32,364     $  5,730
                                               ----------    ----------     --------      -----------     --------
  Total assets                                 $   32,062    $  34,879      $ 13,935      $    32,364     $  5,730
                                               ==========    ==========     ========      ===========     ========

NET ASSETS
Accumulation units                             $   32,062    $  34,879      $ 13,935      $    32,364     $  5,730
                                               ----------    ----------     --------      -----------     --------
  Total net assets                             $   32,062    $  34,879      $ 13,935      $    32,364     $  5,730
                                               ==========    ==========     ========      ===========     ========

FUND SHARE INFORMATION
  Number of shares                              1,409,301    1,037,750       107,135       32,364,155      412,847
                                               ==========    ==========     ========      ===========     ========
  Cost                                         $   32,942    $  41,489      $ 15,942      $    32,364     $  6,823
                                               ==========    ==========     ========      ===========     ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                            JANUS ASPEN SERIES SUB-ACCOUNTS
                                               ----------------------------------------------------------
                                               AGGRESSIVE              FLEXIBLE                WORLDWIDE
                                                 GROWTH     BALANCED    INCOME      GROWTH       GROWTH
                                               ----------   --------   --------   ----------   ----------
ASSETS
Investments at fair value                      $  28,159    $21,684    $  3,797   $   35,717   $   44,047
                                               ----------   --------   --------   ----------   ----------
  Total assets                                 $  28,159    $21,684    $  3,797   $   35,717   $   44,047
                                               ==========   ========   ========   ==========   ==========

NET ASSETS
Accumulation units                             $  28,159    $21,684    $  3,797   $   35,717   $   44,047
                                               ----------   --------   --------   ----------   ----------
  Total net assets                             $  28,159    $21,684    $  3,797   $   35,717   $   44,047
                                               ==========   ========   ========   ==========   ==========

FUND SHARE INFORMATION
  Number of shares                             1,281,112    960,741     325,659    1,796,644    1,543,348
                                               ==========   ========   ========   ==========   ==========
  Cost                                         $  54,300    $22,714    $  3,821   $   46,703   $   54,268
                                               ==========   ========   ========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                    LSA VARIABLE SERIES TRUST SUB-ACCOUNTS
                                                     ---------------------------------------------------------------------
                                                                                      LSA
                                                         LSA        LSA BASIC     DIVERSIFIED     LSA MID CAP   LSA VALUE
                                                     BALANCED (a)   VALUE (a)     MID CAP (a)      VALUE (a)    EQUITY (a)
                                                     ------------   ---------   ---------------   -----------   ----------
ASSETS
Investments at fair value                               $0.156       $   11          $  5            $  7         $0.141
                                                        ------       ------          ----            ----         ------
    Total assets                                        $0.156       $   11          $  5            $  7         $0.141
                                                        ======       ======          ====            ====         ======

NET ASSETS
Accumulation units                                      $0.156       $   11          $  5            $  7         $0.141
                                                        ------       ------          ----            ----         ------
    Total net assets                                    $0.156       $   11          $  5            $  7         $0.141
                                                        ======       ======          ====            ====         ======

FUND SHARE INFORMATION
    Number of shares                                        16        1,139           482             672             13
                                                        ======       ======          ====            ====         ======
    Cost                                                $0.016       $   11          $  5            $  7         $0.013
                                                        ======       ======          ====            ====         ======

(a)  For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                         MFS VARIABLE INSURANCE                 MFS VARIABLE INSURANCE
                                                           TRUST SUB-ACCOUNTS                     TRUST SUB-ACCOUNTS
                                                     -------------------------------   ----------------------------------------
                                                                           MFS          MFS NEW
                                                     MFS EMERGING    INVESTORS TRUST   DISCOVERY   MFS RESEARCH     MFS TOTAL
                                                     GROWTH SERIES     SERIES (b)       SERIES        SERIES      RETURN SERIES
                                                     -------------   ---------------   ---------   ------------   -------------
ASSETS
Investments at fair value                              $  3,424         $  2,421       $  2,291      $  1,459       $  2,548
                                                       --------         --------       --------      --------       --------
    Total assets                                       $  3,424         $  2,421       $  2,291      $  1,459       $  2,548
                                                       ========         ========       ========      ========       ========

NET ASSETS
Accumulation units                                     $  3,424         $  2,421       $  2,291      $  1,459       $  2,548
                                                       --------         --------       --------      --------       --------
    Total net assets                                   $  3,424         $  2,421       $  2,291      $  1,459       $  2,548
                                                       ========         ========       ========      ========       ========

FUND SHARE INFORMATION
    Number of shares                                    190,449          141,325        150,001       101,864        136,937
                                                       ========         ========       ========      ========       ========
    Cost                                               $  4,989         $  2,738       $  2,349      $  1,972       $  2,546
                                                       ========         ========       ========      ========       ========

(b)  Previously known as Growth with Income Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                          OCC
                                                      ACCUMULATION
                                                         TRUST
                                                      SUB-ACCOUNT      SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                     --------------   ----------------------------------------
                                                          OCC
                                                      SCIENCE AND                                    GLOBAL
                                                     TECHNOLOGY (a)    BALANCED        BOND        DISCOVERY
                                                     --------------   -----------   -----------   ------------
ASSETS
Investments at fair value                                $   18        $  1,826      $  5,050       $  1,024
                                                         ------        --------      --------       --------
    Total assets                                         $   18        $  1,826      $  5,050       $  1,024
                                                         ======        ========      ========       ========

NET ASSETS
Accumulation units                                       $   18        $  1,826      $  5,050       $  1,024
                                                         ------        --------      --------       --------
    Total net assets                                     $   18        $  1,826      $  5,050       $  1,024
                                                         ======        ========      ========       ========

FUND SHARE INFORMATION
    Number of shares                                      7,758         155,264       731,886        117,661
                                                         ======        ========      ========       ========
    Cost                                                 $   19        $  2,013      $  4,805       $  1,315
                                                         ======        ========      ========       ========

(a)  For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                      STRONG
                                                                                   OPPORTUNITY
                                                          SCUDDER VARIABLE        FUND II, INC.    STRONG VARIABLE INSURANCE
                                                       SERIES I SUB-ACCOUNTS       SUB-ACCOUNT      FUNDS, INC. SUB-ACCOUNTS
                                                     --------------------------   --------------   --------------------------
                                                     GROWTH AND                    OPPORTUNITY     DISCOVERY      MID CAP
                                                       INCOME     INTERNATIONAL      FUND II        FUND II    GROWTH FUND II
                                                     ----------   -------------   --------------   ---------   --------------
ASSETS
Investments at fair value                             $   741       $    966         $  2,851       $   519       $  2,425
                                                      -------       --------         --------       -------       --------
    Total assets                                      $   741       $    966         $  2,851       $   519       $  2,425
                                                      =======       ========         ========       =======       ========

NET ASSETS
Accumulation units                                    $   741       $    966         $  2,851       $   519       $  2,425
                                                      -------       --------         --------       -------       --------
    Total net assets                                  $   741       $    966         $  2,851       $   519       $  2,425
                                                      =======       ========         ========       =======       ========

FUND SHARE INFORMATION
    Number of shares                                   83,205        120,043          146,570        50,281        148,040
                                                      =======       ========         ========       =======       ========
    Cost                                              $   817       $  1,459         $  3,357       $   571       $  3,676
                                                      =======       ========         ========       =======       ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                                     T. ROWE PRICE
                                                                                                     INTERNATIONAL
                                                           T. ROWE PRICE EQUITY SERIES, INC.         SERIES, INC.
                                                                     SUB-ACCOUNTS                     SUB-ACCOUNT
                                                     ---------------------------------------------   -------------
                                                     T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE   T. ROWE PRICE
                                                        EQUITY          MID-CAP       NEW AMERICA    INTERNATIONAL
                                                        INCOME          GROWTH          GROWTH           STOCK
                                                     -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                              $  3,028        $  2,918         $   503         $   778
                                                       --------        --------         -------         -------
    Total assets                                       $  3,028        $  2,918         $   503         $   778
                                                       ========        ========         =======         =======

NET ASSETS
Accumulation units                                     $  3,028        $  2,918         $   503         $   778
                                                       --------        --------         -------         -------
    Total net assets                                   $  3,028        $  2,918         $   503         $   778
                                                       ========        ========         =======         =======

FUND SHARE INFORMATION
    Number of shares                                    157,943         159,790          27,777          67,861
                                                       ========        ========         =======         =======
    Cost                                               $  3,024        $  2,774         $   577         $ 1,017
                                                       ========        ========         =======         =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           THE ALGER AMERICAN FUND SUB-ACCOUNTS
                                                       --------------------------------------------
                                                              GROWTH            INCOME AND GROWTH
                                                       ---------------------   --------------------
                                                       2001     2000    1999   2001    2000    1999
                                                       -----   ------   ----   -----   -----   ----
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   8   $    -   $  -   $   9   $   -   $  -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                             (27)     (21)     -     (20)    (10)     -
  Administrative expense                                 (27)     (13)     -     (31)     (9)     -
                                                       -----   ------   ----   -----   -----   ----
    Net investment income (loss)                         (46)     (34)     -     (42)    (19)     -
                                                       -----   ------   ----   -----   -----   ----

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    235    1,262    360     171     691    187
  Cost of investments sold                               318    1,213    353     199     658    175
                                                       -----   ------   ----   -----   -----   ----

    Realized gains (losses) on fund shares               (83)      49      7     (28)     33     12

Realized gain distributions                              460      310     29     177     228      8
                                                       -----   ------   ----   -----   -----   ----

    Net realized gains (losses)                          377      359     36     149     261     20

Change in unrealized gains (losses)                     (848)    (916)   188    (515)   (328)   155
                                                       -----   ------   ----   -----   -----   ----

    Net realized and unrealized gains (losses) on
      investments                                       (471)    (557)   224    (366)    (67)   175
                                                       -----   ------   ----   -----   -----   ----

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $(517)  $ (591)  $224   $(408)  $ (86)  $175
                                                       =====   ======   ====   =====   =====   ====

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                             THE ALGER AMERICAN FUND SUB-ACCOUNTS
                                                       ------------------------------------------------
                                                          LEVERAGED ALLCAP           MIDCAP GROWTH
                                                       ----------------------   -----------------------
                                                       2001     2000     1999    2001      2000    1999
                                                       -----   -------   ----   -------   ------   ----
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   -   $     -   $  -   $     -   $    -   $  -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                             (28)      (21)     -       (31)     (13)     -
  Administrative expense                                 (31)      (14)     -       (41)     (13)     -
                                                       -----   -------   ----   -------   ------   ----
    Net investment income (loss)                         (59)      (35)     -       (72)     (26)     -
                                                       -----   -------   ----   -------   ------   ----

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    402     1,511    298     3,028    1,693    381
  Cost of investments sold                               543     1,455    283     3,466    1,713    380
                                                       -----   -------   ----   -------   ------   ----

    Realized gains (losses) on fund shares              (141)       56     15      (438)     (20)     1

Realized gain distributions                              133       240      7     1,643      140      8
                                                       -----   -------   ----   -------   ------   ----

    Net realized gains (losses)                           (8)      296     22     1,205      120      9

Change in unrealized gains (losses)                     (621)   (1,283)   401    (1,416)    (210)    65
                                                       -----   -------   ----   -------   ------   ----

    Net realized and unrealized gains (losses) on
      investments                                       (629)     (987)   423      (211)     (90)    74
                                                       -----   -------   ----   -------   ------   ----

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(688)  $(1,022)  $423   $  (283)  $ (116)  $ 74
                                                       =====   =======   ====   =======   ======   ====

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                       THE ALGER AMERICAN FUND   FEDERATED INSURANCE SERIES
                                                            SUB-ACCOUNTS                SUB-ACCOUNTS
                                                       -----------------------   ---------------------------
                                                                                   FEDERATED FUND FOR U.S.
                                                        SMALL CAPITALIZATION      GOVERNMENT SECURITIES II
                                                       -----------------------   ---------------------------
                                                        2001     2000    1999     2001      2000      1999
                                                       ------   ------   -----   -------   -------   -------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   -    $   -    $  -    $   99    $   61    $   43
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                             (11)      (9)      -       (25)      (10)       (9)
  Administrative expense                                 (14)      (4)      -       (20)       (4)       (2)
                                                       -----    -----    ----    ------    ------    ------
    Net investment income (loss)                         (25)     (13)      -        54        47        32
                                                       -----    -----    ----    ------    ------    ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    190      743     262     1,933     1,851     1,171
  Cost of investments sold                               292      795     266     1,896     1,875     1,168
                                                       -----    -----    ----    ------    ------    ------

    Realized gains (losses) on fund shares              (102)     (52)     (4)       37       (24)        3

Realized gain distributions                                -      389      10         -         -         9
                                                       -----    -----    ----    ------    ------    ------

    Net realized gains (losses)                         (102)     337       6        37       (24)       12

Change in unrealized gains (losses)                     (392)    (792)    112        72       107       (63)
                                                       -----    -----    ----    ------    ------    ------

    Net realized and unrealized gains (losses) on
      investments                                       (494)    (455)    118       109        83       (51)
                                                       -----    -----    ----    ------    ------    ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(519)   $(468)   $118    $  163    $  130    $  (19)
                                                       =====    =====    ====    ======    ======    ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                               FEDERATED INSURANCE SERIES SUB-ACCOUNTS
                                                       --------------------------------------------------------
                                                         FEDERATED HIGH INCOME
                                                             BOND FUND II           FEDERATED UTILITY FUND II
                                                       -------------------------   ----------------------------
                                                        2001     2000     1999      2001      2000       1999
                                                       ------   ------   -------   -------   -------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $  463   $  340   $   314    $ 103     $  89     $   62
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (32)     (27)      (26)     (22)      (21)       (19)
  Administrative expense                                  (18)     (11)       (8)      (8)       (6)        (5)
                                                       ------   ------   -------    -----     -----     ------
    Net investment income (loss)                          413      302       280       73        62         38
                                                       ------   ------   -------    -----     -----     ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   3,265    6,888    14,445      759       986      1,183
  Cost of investments sold                              3,563    7,103    14,545      853       983      1,120
                                                       ------   ------   -------    -----     -----     ------

    Realized gains (losses) on fund shares               (298)    (215)     (100)     (94)        3         63

Realized gain distributions                                 -        -        27        -        59        123
                                                       ------   ------   -------    -----     -----     ------

    Net realized gains (losses)                          (298)    (215)      (73)     (94)       62        186

Change in unrealized gains (losses)                      (145)    (477)     (167)    (475)     (422)      (201)
                                                       ------   ------   -------    -----     -----     ------

    Net realized and unrealized gains (losses) on
      investments                                        (443)    (692)     (240)    (569)     (360)       (15)
                                                       ------   ------   -------    -----     -----     ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $  (30)  $ (390)  $    40    $(496)    $(298)    $   23
                                                       ======   ======   =======    =====     =====     ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                             VIP ASSET MANAGER                  VIP CONTRAFUND
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999       2001       2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $ 254      $  211     $  182    $   191    $    83     $   75
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (44)        (46)       (40)      (187)      (178)      (120)
  Administrative expense                                  (15)        (14)       (12)       (68)       (56)       (33)
                                                        -----      ------     ------    -------    -------     ------
    Net investment income (loss)                          195         151        130        (64)      (151)       (78)
                                                        -----      ------     ------    -------    -------     ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     513       1,472      1,391     27,108      6,040      6,670
  Cost of investments sold                                567       1,498      1,345     29,174      5,696      5,808
                                                        -----      ------     ------    -------    -------     ------

    Realized gains (losses) on fund shares                (54)        (26)        46     (2,066)       344        862

Realized gain distributions                                95         496        230        674      3,006        546
                                                        -----      ------     ------    -------    -------     ------

    Net realized gains (losses)                            41         470        276     (1,392)     3,350      1,408

Change in unrealized gains (losses)                      (558)       (945)       178     (2,106)    (5,114)     2,620
                                                        -----      ------     ------    -------    -------     ------

    Net realized and unrealized gains
      (losses) on investments                            (517)       (475)       454     (3,498)    (1,764)     4,028
                                                        -----      ------     ------    -------    -------     ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                        $(322)     $ (324)    $  584    $(3,562)   $(1,915)    $3,950
                                                        =====      ======     ======    =======    =======     ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                             VIP EQUITY-INCOME                    VIP GROWTH
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999       2001       2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   515    $   452    $   351    $    27    $    42    $    43
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (220)      (195)      (177)      (252)      (289)      (198)
  Administrative expense                                   (80)       (60)       (52)      (111)       (96)       (55)
                                                       -------    -------    -------    -------    -------    -------
    Net investment income (loss)                           215        197        122       (336)      (343)      (210)
                                                       -------    -------    -------    -------    -------    -------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   15,675     12,222     10,696     26,492     25,031     20,878
  Cost of investments sold                              16,029     12,329      9,829     30,978     22,708     18,675
                                                       -------    -------    -------    -------    -------    -------

    Realized gains (losses) on fund shares                (354)      (107)       867     (4,486)     2,323      2,203

Realized gain distributions                              1,448      1,705        777      2,561      4,185      2,715
                                                       -------    -------    -------    -------    -------    -------

    Net realized gains (losses)                          1,094      1,598      1,644     (1,925)     6,508      4,918

Change in unrealized gains (losses)                     (3,180)       295       (526)    (5,200)   (11,487)     4,806
                                                       -------    -------    -------    -------    -------    -------

    Net realized and unrealized gains (losses) on
      investments                                       (2,086)     1,893      1,118     (7,125)    (4,979)     9,724
                                                       -------    -------    -------    -------    -------    -------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(1,871)   $ 2,090    $ 1,240    $(7,461)   $(5,322)   $ 9,514
                                                       =======    =======    =======    =======    =======    =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                               VIP INDEX 500                   VIP MONEY MARKET
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999       2001       2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   116    $    58     $    2    $  1,032   $  1,207   $    721
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (91)       (60)         -        (209)      (142)       (87)
  Administrative expense                                  (100)       (46)         -         (96)       (69)       (27)
                                                       -------    -------     ------    --------   --------   --------
    Net investment income (loss)                           (75)       (48)         2         727        996        607
                                                       -------    -------     ------    --------   --------   --------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    1,400      3,241      1,270     226,044    259,814    174,163
  Cost of investments sold                               1,509      3,212      1,248     226,044    259,814    174,163
                                                       -------    -------     ------    --------   --------   --------

    Realized gains (losses) on fund shares                (109)        29         22           -          -          -

Realized gain distributions                                  -         25          2           -          -          -
                                                       -------    -------     ------    --------   --------   --------

    Net realized gains (losses)                           (109)        54         24           -          -          -

Change in unrealized gains (losses)                     (1,424)    (1,053)       467           -          -          -
                                                       -------    -------     ------    --------   --------   --------

    Net realized and unrealized gains (losses) on
      investments                                       (1,533)      (999)       491           -          -          -
                                                       -------    -------     ------    --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $(1,608)   $(1,047)    $  493    $    727   $    996   $    607
                                                       =======    =======     ======    ========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                        FIDELITY VARIABLE INSURANCE       IAI RETIREMENT FUNDS, INC.
                                                         PRODUCTS FUND SUB-ACCOUNTS              SUB-ACCOUNTS
                                                       ------------------------------   ------------------------------
                                                                VIP OVERSEAS                  BALANCED PORTFOLIO
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999     2001 (c)     2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   427    $   143    $   111      $ 16       $ 24       $ 17
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (49)       (53)       (46)       (1)        (5)        (5)
  Administrative expense                                   (21)       (19)       (13)        -         (2)        (2)
                                                       -------    -------    -------      ----       ----       ----
    Net investment income (loss)                           357         71         52        15         17         10
                                                       -------    -------    -------      ----       ----       ----

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   63,161     45,203     49,566       603        408        210
  Cost of investments sold                              65,088     44,944     49,039       679        412        196
                                                       -------    -------    -------      ----       ----       ----

    Realized gains (losses) on fund shares              (1,927)       259        527       (76)        (4)        14

Realized gain distributions                                675        901        178         2         68         27
                                                       -------    -------    -------      ----       ----       ----

    Net realized gains (losses)                         (1,252)     1,160        705       (74)        64         41

Change in unrealized gains (losses)                       (319)    (2,567)     1,671        43        (92)       (26)
                                                       -------    -------    -------      ----       ----       ----

    Net realized and unrealized gains (losses) on
      investments                                       (1,571)    (1,407)     2,376       (31)       (28)        15
                                                       -------    -------    -------      ----       ----       ----

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(1,214)   $(1,336)   $ 2,428      $(16)      $(11)      $ 25
                                                       =======    =======    =======      ====       ====       ====

(c)  For the Period Beginning January 1, 2001 and Ended March 15, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                   IAI RETIREMENT FUNDS, INC. SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                             REGIONAL PORTFOLIO               RESERVE PORTFOLIO
                                                       ------------------------------   ------------------------------
                                                       2001 (c)     2000       1999     2001 (c)     2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $   14     $   10      $ 16       $  1       $ 9        $  6
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                (3)       (18)      (18)         -        (1)         (2)
  Administrative expense                                    (1)        (6)       (6)         -         -           -
                                                        ------     ------      ----       ----       ---        ----
    Net investment income (loss)                            10        (14)       (8)         1         8           4
                                                        ------     ------      ----       ----       ---        ----

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    1,795      2,087       941        188        41         119
  Cost of investments sold                               2,300      1,974       907        188        42         119
                                                        ------     ------      ----       ----       ---        ----

    Realized gains (losses) on fund shares                (505)       113        34          -        (1)          -

Realized gain distributions                                499        423        30          -         -           -
                                                        ------     ------      ----       ----       ---        ----

    Net realized gains (losses)                             (6)       536        64          -        (1)          -

Change in unrealized gains (losses)                        (78)      (359)      357          -         2          (3)
                                                        ------     ------      ----       ----       ---        ----

    Net realized and unrealized gains
      (losses) on investments                              (84)       177       421          -         1          (3)
                                                        ------     ------      ----       ----       ---        ----

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                        $  (74)    $  163      $413       $  1       $ 9        $  1
                                                        ======     ======      ====       ====       ===        ====

(c)  For the Period Beginning January 1, 2001 and Ended March 15, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                       JANUS ASPEN SERIES SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                             AGGRESSIVE GROWTH                     BALANCED
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999       2001       2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $      -   $  2,757   $   336    $   558    $   941    $   292
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (214)      (347)     (170)      (141)      (119)       (77)
  Administrative expense                                   (129)      (129)      (45)       (71)       (39)       (20)
                                                       --------   --------   -------    -------    -------    -------
    Net investment income (loss)                           (343)     2,281       121        346        783        195
                                                       --------   --------   -------    -------    -------    -------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     4,819     45,775    46,018      2,898      5,129     12,926
  Cost of investments sold                                7,604     36,510    40,029      2,913      4,603     11,793
                                                       --------   --------   -------    -------    -------    -------

    Realized gains (losses) on fund shares               (2,785)     9,265     5,989        (15)       526      1,133

Realized gain distributions                                   -      2,803       581          -        973          -
                                                       --------   --------   -------    -------    -------    -------

  Net realized gains (losses)                            (2,785)    12,068     6,570        (15)     1,499      1,133

Change in unrealized gains (losses)                     (13,676)   (32,896)   16,727     (1,442)    (2,824)     1,562
                                                       --------   --------   -------    -------    -------    -------

    Net realized and unrealized gains
      (losses) on investments                           (16,461)   (20,828)   23,297     (1,457)    (1,325)     2,695
                                                       --------   --------   -------    -------    -------    -------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(16,804)  $(18,547)  $23,418    $(1,111)   $  (542)   $ 2,890
                                                       ========   ========   =======    =======    =======    =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                       JANUS ASPEN SERIES SUB-ACCOUNTS
                                                       ---------------------------------------------------------------
                                                              FLEXIBLE INCOME                       GROWTH
                                                       ------------------------------   ------------------------------
                                                         2001       2000       1999       2001       2000       1999
                                                       --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $  181      $114      $  115    $     27   $  1,029   $    61
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (21)      (14)        (11)       (265)      (301)     (175)
  Administrative expense                                    (8)       (5)         (3)       (122)      (102)      (48)
                                                        ------      ----      ------    --------   --------   -------
    Net investment income (loss)                           152        95         101        (360)       626      (162)
                                                        ------      ----      ------    --------   --------   -------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    1,584       712       1,230      13,609     26,808    11,605
  Cost of investments sold                               1,569       727       1,227      16,273     22,820     9,578
                                                        ------      ----      ------    --------   --------   -------

    Realized gains (losses) on fund shares                  15       (15)          3      (2,664)     3,988     2,027

Realized gain distributions                                  -         -           5          77      2,401       137
                                                        ------      ----      ------    --------   --------   -------

    Net realized gains (losses)                             15       (15)          8      (2,587)     6,389     2,164

Change in unrealized gains (losses)                         13        25         (88)     (8,511)   (14,506)    7,860
                                                        ------      ----      ------    --------   --------   -------

    Net realized and unrealized gains
      (losses) on investments                               28        10         (80)    (11,098)    (8,117)   10,024
                                                        ------      ----      ------    --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                        $  180      $105      $   21    $(11,458)  $ (7,491)  $ 9,862
                                                        ======      ====      ======    ========   ========   =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                             JANUS ASPEN SERIES                 LSA VARIABLE SERIES
                                                                SUB-ACCOUNTS                     TRUST SUB-ACCOUNTS
                                                       ------------------------------   ------------------------------------
                                                                                                                     LSA
                                                                                          LSA          LSA       DIVERSIFIED
                                                              WORLDWIDE GROWTH          BALANCED   BASIC VALUE     MID CAP
                                                       ------------------------------   --------   -----------   -----------
                                                         2001       2000       1999     2001 (a)    2001 (a)      2001 (a)
                                                       --------   --------   --------   --------   -----------   -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $    237   $  1,168   $    68    $ 0.008        $-            $-
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (337)      (422)     (258)         -         -             -
  Administrative expense                                   (153)      (138)      (72)         -         -             -
                                                       --------   --------   -------    -------        --            --
    Net investment income (loss)                           (253)       608      (262)     0.008         -             -
                                                       --------   --------   -------    -------        --            --

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    97,515    132,958    36,596      0.288         5             5
  Cost of investments sold                              106,249    120,723    30,704      0.307         5             5
                                                       --------   --------   -------    -------        --            --

    Realized gains (losses) on fund shares               (8,734)    12,235     5,892     (0.019)        -             -

Realized gain distributions                                   -      3,795         -      0.021         -             -
                                                       --------   --------   -------    -------        --            --

    Net realized gains (losses)                          (8,734)    16,030     5,892      0.002         -             -

Change in unrealized gains (losses)                      (3,912)   (26,185)   15,622     (0.010)        -             -
                                                       --------   --------   -------    -------        --            --

    Net realized and unrealized gains
      (losses) on investments                           (12,646)   (10,155)   21,514     (0.008)        -             -
                                                       --------   --------   -------    -------        --            --

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $(12,899)  $ (9,547)  $21,252    $     -        $-            $-
                                                       ========   ========   =======    =======        ==            ==

(a)  For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                         LSA VARIABLE SERIES         MFS VARIABLE INSURANCE
                                                         TRUST SUB-ACCOUNTS            TRUST SUB-ACCOUNTS
                                                       -----------------------   ------------------------------
                                                       LSA MID CAP   LSA VALUE
                                                          VALUE       EQUITY       MFS EMERGING GROWTH SERIES
                                                       -----------   ---------   ------------------------------
                                                        2001 (a)     2001 (a)      2001       2000       1999
                                                       -----------   ---------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                                $     -      $ 0.001    $     -    $     -    $     -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                   -            -        (21)       (14)         -
  Administrative expense                                       -            -        (44)       (23)         -
                                                         -------      -------    -------    -------    -------
  Net investment income (loss)                                 -        0.001        (65)       (37)         -
                                                         -------      -------    -------    -------    -------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                          -        0.071        247        980        235
  Cost of investments sold                                     -        0.069        339        945        219
                                                         -------      -------    -------    -------    -------

  Realized gains (losses) on fund shares                       -        0.002        (92)        35         16

Realized gain distributions                                    -            -        169         72          -
                                                         -------      -------    -------    -------    -------

  Net realized gains (losses)                                  -        0.002         77        107         16

Change in unrealized gains (losses)                            -       (0.001)    (1,167)      (644)       246
                                                         -------      -------    -------    -------    -------

  Net realized and unrealized gains
    (losses) on investments                                    -        0.001     (1,090)      (537)       262
                                                         -------      -------    -------    -------    -------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                         $     -      $ 0.002    $(1,155)   $  (574)   $   262
                                                         =======      =======    =======    =======    =======

(a)  For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                   MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                                       ------------------------------------------------------------------
                                                        MFS INVESTORS TRUST SERIES (b)        MFS NEW DISCOVERY SERIES
                                                       ---------------------------------   ------------------------------
                                                         2001        2000        1999        2001       2000       1999
                                                       ---------   ---------   ---------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $   10      $    5      $    -      $    -     $    -     $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (15)         (8)          -         (13)        (6)         -
  Administrative expense                                   (15)         (4)          -         (15)        (5)         -
                                                        ------      ------      ------      ------     ------     ------
  Net investment income (loss)                             (20)         (7)          -         (28)       (11)         -
                                                        ------      ------      ------      ------     ------     ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       84         740         176         345      2,151        781
  Cost of investments sold                                  94         736         175         366      2,071        815
                                                        ------      ------      ------      ------     ------     ------

  Realized gains (losses) on fund shares                   (10)          4           1         (21)        80        (34)

Realized gain distributions                                 51           8           1          53         10         11
                                                        ------      ------      ------      ------     ------     ------

  Net realized gains (losses)                               41          12           2          32         90        (23)

Change in unrealized gains (losses)                       (328)         (8)         19         (69)      (147)       158
                                                        ------      ------      ------      ------     ------     ------

  Net realized and unrealized gains
    (losses) on investments                               (287)          4          21         (37)       (57)       135
                                                        ------      ------      ------      ------     ------     ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                        $ (307)     $   (3)     $   21      $  (65)    $  (68)    $  135
                                                        ======      ======      ======      ======     ======     ======

(b)  Previously known as Growth with Income Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                            MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                                       ---------------------------------------------------
                                                         MFS RESEARCH SERIES      MFS TOTAL RETURN SERIES
                                                       ------------------------   ------------------------
                                                        2001     2000     1999     2001     2000     1999
                                                       ------   ------   ------   ------   ------   ------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $    -   $    -   $    -   $   29   $    8   $    1
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (10)      (6)       -      (12)      (3)       -
  Administrative expense                                  (12)      (2)       -      (16)      (1)       -
                                                       ------   ------   ------   ------   ------   ------
    Net investment income (loss)                          (22)      (8)       -        1        4        1
                                                       ------   ------   ------   ------   ------   ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     179      201      144      214      228       54
  Cost of investments sold                                227      196      142      212      226       55
                                                       ------   ------   ------   ------   ------   ------

    Realized gains (losses) on fund shares                (48)       5        2        2        2       (1)

Realized gain distributions                               165       37        1       42        7        2
                                                       ------   ------   ------   ------   ------   ------

    Net realized gains (losses)                           117       42        3       44        9        1

Change in unrealized gains (losses)                      (423)    (136)      46      (51)      55       (3)
                                                       ------   ------   ------   ------   ------   ------

    Net realized and unrealized gains
      (losses) on investments                            (306)     (94)      49       (7)      64       (2)
                                                       ------   ------   ------   ------   ------   ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $ (328)  $ (102)  $   49   $   (6)  $   68   $   (1)
                                                       ======   ======   ======   ======   ======   ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                            OCC
                                                        ACCUMULATION
                                                           TRUST
                                                        SUB-ACCOUNT     SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                       --------------   ---------------------------------------
                                                        OCC SCIENCE
                                                       AND TECHNOLOGY                  BALANCED
                                                       --------------   ---------------------------------------
                                                          2001 (a)         2001          2000          1999
                                                       --------------   -----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                                  $    -         $   27        $    9        $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                    -             (9)           (5)            -
  Administrative expense                                        -             (9)           (1)            -
                                                           ------         ------        ------        ------
    Net investment income (loss)                                -              9             3             -
                                                           ------         ------        ------        ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                           -             68           147           125
  Cost of investments sold                                      -             73           147           125
                                                           ------         ------        ------        ------

    Realized gains (losses) on fund shares                      -             (5)            -             -

Realized gain distributions                                     -             41            67             2
                                                           ------         ------        ------        ------

    Net realized gains (losses)                                 -             36            67             2

Change in unrealized gains (losses)                            (1)          (119)          (96)           28
                                                           ------         ------        ------        ------

    Net realized and unrealized gains
      (losses) on investments                                  (1)           (83)          (29)           30
                                                           ------         ------        ------        ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                           $   (1)        $  (74)       $  (26)       $   30
                                                           ======         ======        ======        ======

(a)  For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                             SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                       ---------------------------------------------------
                                                                 BOND                 GLOBAL DISCOVERY
                                                       ------------------------   ------------------------
                                                        2001     2000     1999     2001     2000     1999
                                                       ------   ------   ------   ------   ------   ------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $  133   $   91   $   27   $    -   $    3   $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (28)     (15)      (6)      (6)      (3)       -
  Administrative expense                                  (12)      (4)      (2)      (5)      (3)       -
                                                       ------   ------   ------   ------   ------   ------
    Net investment income (loss)                           93       72       19      (11)      (3)       -
                                                       ------   ------   ------   ------   ------   ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   1,087      724      804      145      605       98
  Cost of investments sold                              1,065      728      812      181      603      108
                                                       ------   ------   ------   ------   ------   ------

    Realized gains (losses) on fund shares                 22       (4)      (8)     (36)       2      (10)

Realized gain distributions                                 -        -       14       15       20        -
                                                       ------   ------   ------   ------   ------   ------

    Net realized gains (losses)                            22       (4)       6      (21)      22      (10)

Change in unrealized gains (losses)                        43      146      (42)    (206)    (111)      26
                                                       ------   ------   ------   ------   ------   ------

    Net realized and unrealized gains
      (losses) on investments                              65      142      (36)    (227)     (89)      16
                                                       ------   ------   ------   ------   ------   ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $  158   $  214   $  (17)  $ (238)  $  (92)  $   16
                                                       ======   ======   ======   ======   ======   ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                             SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                       ---------------------------------------------------
                                                          GROWTH AND INCOME            INTERNATIONAL
                                                       ------------------------   ------------------------
                                                        2001     2000     1999     2001     2000     1999
                                                       ------   ------   ------   ------   ------   ------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $    6   $    3   $    -   $    3   $    2   $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (3)      (2)       -       (6)      (3)       -
  Administrative expense                                   (6)      (1)       -      (20)     (10)       -
                                                       ------   ------   ------   ------   ------   ------
    Net investment income (loss)                           (3)       -        -      (23)     (11)       -
                                                       ------   ------   ------   ------   ------   ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                      90       77       40       41      284      250
  Cost of investments sold                                 96       78       40       53      277      257
                                                       ------   ------   ------   ------   ------   ------

    Realized gains (losses) on fund shares                 (6)      (1)       -      (12)       7       (7)

Realized gain distributions                                11        4        1      136       33        4
                                                       ------   ------   ------   ------   ------   ------

    Net realized gains (losses)                             5        3        1      124       40       (3)

Change in unrealized gains (losses)                       (61)     (17)       2     (407)    (142)      56
                                                       ------   ------   ------   ------   ------   ------

    Net realized and unrealized gains
      (losses) on investments                             (56)     (14)       3     (283)    (102)      53
                                                       ------   ------   ------   ------   ------   ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $  (59)  $  (14)  $    3   $ (306)  $ (113)  $   53
                                                       ======   ======   ======   ======   ======   ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           STRONG OPPORTUNITY         STRONG VARIABLE INSURANCE
                                                        FUND II, INC. SUB-ACCOUNT     FUNDS, INC. SUB-ACCOUNTS
                                                       ---------------------------   ---------------------------
                                                           OPPORTUNITY FUND II            DISCOVERY FUND II
                                                       ---------------------------   ---------------------------
                                                        2001      2000      1999      2001      2000      1999
                                                       -------   -------   -------   -------   -------   -------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   10    $    2    $    -    $    5    $    -    $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (13)       (4)        -        (6)       (1)        -
  Administrative expense                                  (19)       (6)        -        (4)       (1)        -
                                                       ------    ------    ------    ------    ------    ------
    Net investment income (loss)                          (22)       (8)        -        (5)       (2)        -
                                                       ------    ------    ------    ------    ------    ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     153       309        84       885       225        55
  Cost of investments sold                                149       297        84       984       221        55
                                                       ------    ------    ------    ------    ------    ------

    Realized gains (losses) on fund shares                  4        12         -       (99)        4         -

Realized gain distributions                               409       119         1       127         -         -
                                                       ------    ------    ------    ------    ------    ------

    Net realized gains (losses)                           413       131         1        28         4         -

Change in unrealized gains (losses)                      (426)     (105)       25       (34)      (28)       10
                                                       ------    ------    ------    ------    ------    ------

    Net realized and unrealized gains
      (losses) on investments                             (13)       26        26        (6)      (24)       10
                                                       ------    ------    ------    ------    ------    ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $  (35)   $   18    $   26    $  (11)   $  (26)   $   10
                                                       ======    ======    ======    ======    ======    ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                        STRONG VARIABLE INSURANCE       T. ROWE PRICE EQUITY
                                                        FUNDS, INC. SUB-ACCOUNTS      SERIES, INC. SUB-ACCOUNTS
                                                       ---------------------------   ---------------------------
                                                         MID CAP GROWTH FUND II      T. ROWE PRICE EQUITY INCOME
                                                       ---------------------------   ---------------------------
                                                        2001      2000      1999      2001      2000      1999
                                                       -------   -------   -------   -------   -------   -------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $    -    $    -    $    -    $   29    $    9    $    2
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                              (17)      (11)        -       (14)       (3)        -
  Administrative expense                                  (36)      (11)        -       (14)       (2)        -
                                                       ------    ------    ------    ------    ------    ------
    Net investment income (loss)                          (53)      (22)        -         1         4         2
                                                       ------    ------    ------    ------    ------    ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     770     6,306     1,495       464       644       110
  Cost of investments sold                              1,034     6,229     1,464       463       642       108
                                                       ------    ------    ------    ------    ------    ------

    Realized gains (losses) on fund shares               (264)       77        31         1         2         2

Realized gain distributions                                 -       162         -        37        27         8
                                                       ------    ------    ------    ------    ------    ------

    Net realized gains (losses)                          (264)      239        31        38        29        10

Change in unrealized gains (losses)                      (647)     (779)      175       (21)       38       (13)
                                                       ------    ------    ------    ------    ------    ------

    Net realized and unrealized gains
      (losses) on investments                            (911)     (540)      206        17        67        (3)
                                                       ------    ------    ------    ------    ------    ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $ (964)   $ (562)   $  206    $   18    $   71    $   (1)
                                                       ======    ======    ======    ======    ======    ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                            T. ROWE PRICE EQUITY SERIES, INC. SUB-ACCOUNTS
                                                       ---------------------------------------------------------
                                                                                             T. ROWE PRICE
                                                        T. ROWE PRICE MID-CAP GROWTH       NEW AMERICA GROWTH
                                                       ------------------------------   ------------------------
                                                         2001       2000       1999      2001     2000     1999
                                                       --------   --------   --------   ------   ------   ------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $    -     $    -     $    -    $    -   $    -   $    -
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (15)        (5)         -        (3)      (1)       -
  Administrative expense                                    (9)        (2)         -        (1)      (1)       -
                                                        ------     ------     ------    ------   ------   ------
    Net investment income (loss)                           (24)        (7)         -        (4)      (2)       -
                                                        ------     ------     ------    ------   ------   ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                    1,315      1,155         29       147       61       29
  Cost of investments sold                               1,333      1,155         30       177       60       30
                                                        ------     ------     ------    ------   ------   ------

    Realized gains (losses) on fund shares                 (18)         -         (1)      (30)       1       (1)

Realized gain distributions                                  -         24          3         8       29        5
                                                        ------     ------     ------    ------   ------   ------

    Net realized gains (losses)                            (18)        24          2       (22)      30        4

Change in unrealized gains (losses)                        125        (22)        41       (24)     (54)       4
                                                        ------     ------     ------    ------   ------   ------

    Net realized and unrealized gains
      (losses) on investments                              107          2         43       (46)     (24)       8
                                                        ------     ------     ------    ------   ------   ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                        $   83     $   (5)    $   43    $  (50)  $  (26)  $    8
                                                        ======     ======     ======    ======   ======   ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                         T. ROWE PRICE INTERNATIONAL
                                                           SERIES, INC. SUB-ACCOUNT
                                                       --------------------------------
                                                         T. ROWE PRICE INTERNATIONAL
                                                                    STOCK
                                                       --------------------------------
                                                        2001         2000         1999
                                                       ------       ------       ------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $   16       $    3       $    1
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                               (5)          (3)           -
  Administrative expense                                  (13)          (1)           -
                                                       ------       ------       ------
    Net investment income (loss)                           (2)          (1)           1
                                                       ------       ------       ------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                     115          400          143
  Cost of investments sold                                129          388          146
                                                       ------       ------       ------

    Realized gains (losses) on fund shares                (14)          12           (3)

Realized gain distributions                                 -           17            1
                                                       ------       ------       ------

    Net realized gains (losses)                           (14)          29           (2)

Change in unrealized gains (losses)                      (159)        (108)          28
                                                       ------       ------       ------

    Net realized and unrealized gains
      (losses) on investments                            (173)         (79)          26
                                                       ------       ------       ------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                       $ (175)      $  (80)      $   27
                                                       ======       ======       ======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                  THE ALGER AMERICAN FUND SUB-ACCOUNTS
                                                     ---------------------------------------------------------------
                                                                 GROWTH                     INCOME AND GROWTH
                                                     ------------------------------   ------------------------------
                                                       2001       2000       1999       2001       2000       1999
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)                         $    (46)  $    (34)  $      -   $    (42)  $    (19)  $      -
Net realized gains (losses)                               377        359         36        149        261         20
Change in unrealized gains (losses)                      (848)      (916)       188       (515)      (328)       155
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                         (517)      (591)       224       (408)       (86)       175
                                                     --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                1,987      2,292      1,133      1,823      1,131        408
Payments on termination                                  (136)       (19)         -        (52)       (10)         -
Cost of Insurance                                        (346)      (186)       (55)      (249)       (89)       (27)
Loans - net                                                 6         (1)         -          1          -          -
Transfers among the sub-accounts
 and with the Fixed Account - net                          (8)       201        170        351        258        186
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                              1,503      2,287      1,248      1,874      1,290        567
                                                     --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                         986      1,696      1,472      1,466      1,204        742

NET ASSETS AT BEGINNING OF PERIOD                       3,184      1,488         16      1,962        758         16
                                                     --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                          $  4,170   $  3,184   $  1,488   $  3,428   $  1,962   $    758
                                                     ========   ========   ========   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period            233,171     92,857      1,375    120,686     46,044      1,400
    Units issued                                      128,515    206,600    116,066    136,624    107,117     58,432
    Units redeemed                                    (15,415)   (66,286)   (24,584)   (11,156)   (32,475)   (13,788)
                                                     --------   --------   --------   --------   --------   --------
  Units outstanding at end of period                  346,271    233,171     92,857    246,154    120,686     46,044
                                                     ========   ========   ========   ========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                   THE ALGER AMERICAN FUND SUB-ACCOUNTS
                                                     ----------------------------------------------------------------
                                                            LEVERAGED ALLCAP                   MIDCAP GROWTH
                                                     ------------------------------   -------------------------------
                                                       2001       2000       1999       2001        2000       1999
                                                     --------   --------   --------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)                         $    (59)  $    (35)  $      -   $     (72)  $    (26)  $      -
Net realized gains (losses)                                (8)       296         22       1,205        120          9
Change in unrealized gains (losses)                      (621)    (1,283)       401      (1,416)      (210)        65
                                                     --------   --------   --------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (688)    (1,022)       423        (283)      (116)        74
                                                     --------   --------   --------   ---------   --------   --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                2,326      3,077        954       3,662      2,100        419
Payments on termination                                  (164)       (35)         -        (109)       (26)        (1)
Cost of Insurance                                        (407)      (193)       (38)       (501)      (123)       (21)
Loans - net                                                (3)         -          -           2          -          -
Transfers among the sub-accounts and with the Fixed
 Account - net                                           (249)        43        334        (389)     1,055         45
                                                     --------   --------   --------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                              1,503      2,892      1,250       2,665      3,006        442
                                                     --------   --------   --------   ---------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                         815      1,870      1,673       2,382      2,890        516

NET ASSETS AT BEGINNING OF PERIOD                       3,543      1,673          -       3,409        519          3
                                                     --------   --------   --------   ---------   --------   --------

NET ASSETS AT END OF PERIOD                          $  4,358   $  3,543   $  1,673   $   5,791   $  3,409   $    519
                                                     ========   ========   ========   =========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period            205,673     73,026         36     203,282     33,781        254
    Units issued                                      121,366    196,420     89,229     284,714    265,032     62,049
    Units redeemed                                    (26,052)   (63,773)   (16,239)   (118,598)   (95,531)   (28,522)
                                                     --------   --------   --------   ---------   --------   --------
  Units outstanding at end of period                  300,987    205,673     73,026     369,398    203,282     33,781
                                                     ========   ========   ========   =========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                        THE ALGER AMERICAN FUND          FEDERATED INSURANCE SERIES
                                                              SUB-ACCOUNTS                      SUB-ACCOUNTS
                                                     ------------------------------   --------------------------------
                                                                                             FEDERATED FUND FOR
                                                          SMALL CAPITALIZATION         U.S. GOVERNMENT SECURITIES II
                                                     ------------------------------   --------------------------------
                                                       2001       2000       1999       2001        2000        1999
                                                     --------   --------   --------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)                         $    (25)  $    (13)  $      -   $      54   $      47   $     32
Net realized gains (losses)                              (102)       337          6          37         (24)        12
Change in unrealized gains (losses)                      (392)      (792)       112          72         107        (63)
                                                     --------   --------   --------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                         (519)      (468)       118         163         130        (19)
                                                     --------   --------   --------   ---------   ---------   --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                1,114      1,443        359       1,168         306        314
Payments on termination                                   (53)        (4)         -         (81)         (8)       (53)
Cost of Insurance                                        (160)       (85)       (18)       (269)        (77)       (67)
Loans - net                                                (1)         -          -         (20)         (1)       (15)
Transfers among the sub-accounts
 and with the Fixed Account - net                         (23)       117         36       2,300         234         58
                                                     --------   --------   --------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                                877      1,471        377       3,098         454        237
                                                     --------   --------   --------   ---------   ---------   --------

INCREASE (DECREASE) IN NET ASSETS                         358      1,003        495       3,261         584        218

NET ASSETS AT BEGINNING OF PERIOD                       1,510        507         12       2,034       1,450      1,232
                                                     --------   --------   --------   ---------   ---------   --------

NET ASSETS AT END OF PERIOD                          $  1,868   $  1,510   $    507   $   5,295   $   2,034   $  1,450
                                                     ========   ========   ========   =========   =========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period            127,281     31,083      1,035     151,952     115,227     94,225
    Units issued                                      118,091    136,506     49,313     465,461     176,207    113,691
    Units redeemed                                    (22,014)   (40,308)   (19,265)   (226,324)   (139,482)   (92,689)
                                                     --------   --------   --------   ---------   ---------   --------
  Units outstanding at end of period                  223,358    127,281     31,083     391,089     151,952    115,227
                                                     ========   ========   ========   =========   =========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                   FEDERATED INSURANCE SERIES SUB-ACCOUNTS
                                                     -------------------------------------------------------------------
                                                        FEDERATED HIGH INCOME BOND
                                                                  FUND II                   FEDERATED UTILITY FUND II
                                                     ---------------------------------   -------------------------------
                                                       2001        2000        1999        2001        2000       1999
                                                     ---------   ---------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)                         $     413   $     302   $     280   $      73   $     62   $     38
Net realized gains (losses)                               (298)       (215)        (73)        (94)        62        186
Change in unrealized gains (losses)                       (145)       (477)       (167)       (475)      (422)      (201)
                                                     ---------   ---------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          (30)       (390)         40        (496)      (298)        23
                                                     ---------   ---------   ---------   ---------   --------   --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                 1,064         748         960         793        578        761
Payments on termination                                   (133)       (201)        (65)       (178)       (75)       (95)
Cost of Insurance                                         (304)       (177)       (213)       (235)      (149)      (129)
Loans - net                                                (13)        (26)        (54)        (96)       (38)        (8)
Transfers among the sub-accounts and with the Fixed
 Account - net                                             936        (345)       (438)        260        (33)       (77)
                                                     ---------   ---------   ---------   ---------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                               1,550          (1)        190         544        283        452
                                                     ---------   ---------   ---------   ---------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                        1,520        (391)        230          48        (15)       475

NET ASSETS AT BEGINNING OF PERIOD                        3,499       3,890       3,660       3,031      3,046      2,571
                                                     ---------   ---------   ---------   ---------   --------   --------

NET ASSETS AT END OF PERIOD                          $   5,019   $   3,499   $   3,890   $   3,079   $  3,031   $  3,046
                                                     =========   =========   =========   =========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period             276,605     269,049     245,309     194,651    170,787    138,256
    Units issued                                       655,613     476,233     974,874     176,055     81,200    101,247
    Units redeemed                                    (522,318)   (468,677)   (951,134)   (127,957)   (57,336)   (68,716)
                                                     ---------   ---------   ---------   ---------   --------   --------
  Units outstanding at end of period                   409,900     276,605     269,049     242,749    194,651    170,787
                                                     =========   =========   =========   =========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------
                                                            VIP ASSET MANAGER                     VIP CONTRAFUND
                                                     -------------------------------   -------------------------------------
                                                       2001        2000       1999        2001          2000         1999
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $     195   $    151   $    130   $       (64)  $     (151)  $      (78)
Net realized gains (losses)                                 41        470        276        (1,392)       3,350        1,408
Change in unrealized gains (losses)                       (558)      (945)       178        (2,106)      (5,114)       2,620
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         (322)      (324)       584        (3,562)      (1,915)       3,950
                                                     ---------   --------   --------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                 1,223      1,064      1,282         5,889        6,855        6,010
Payments on termination                                    (93)      (141)      (100)         (882)        (958)        (415)
Cost of Insurance                                         (423)      (316)      (294)       (2,096)      (1,442)      (1,107)
Loans - net                                                (79)      (117)       (41)         (309)        (259)        (166)
Transfers among the sub-accounts and with the Fixed
 Account - net                                             381       (325)      (306)         (139)       1,705         (389)
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                            1,009        165        541         2,463        5,901        3,933
                                                     ---------   --------   --------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                          687       (159)     1,125        (1,099)       3,986        7,883

NET ASSETS AT BEGINNING OF PERIOD                        6,366      6,525      5,400        26,254       22,268       14,385
                                                     ---------   --------   --------   -----------   ----------   ----------

NET ASSETS AT END OF PERIOD                          $   7,053   $  6,366   $  6,525   $    25,155   $   26,254   $   22,268
                                                     =========   ========   ========   ===========   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period             381,131    364,996    326,285     1,415,964    1,077,720      821,956
    Units issued                                       304,546    100,182    121,314     2,721,757      646,314      609,497
    Units redeemed                                    (232,905)   (84,047)   (82,603)   (2,529,634)    (308,070)    (353,733)
                                                     ---------   --------   --------   -----------   ----------   ----------
  Units outstanding at end of period                   452,772    381,131    364,996     1,608,087    1,415,964    1,077,720
                                                     =========   ========   ========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------------
                                                               VIP EQUITY-INCOME                          VIP GROWTH
                                                     -------------------------------------   -------------------------------------
                                                        2001          2000         1999         2001          2000         1999
                                                     -----------   ----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $       215   $      197   $      122   $      (336)  $     (343)  $     (210)
Net realized gains (losses)                                1,094        1,598        1,644        (1,925)       6,508        4,918
Change in unrealized gains (losses)                       (3,180)         295         (526)       (5,200)     (11,487)       4,806
                                                     -----------   ----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         (1,871)       2,090        1,240        (7,461)      (5,322)       9,514
                                                     -----------   ----------   ----------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                   5,057        5,081        5,782         8,703        8,720        7,309
Payments on termination                                     (783)        (500)        (857)       (1,237)      (1,163)      (1,101)
Cost of Insurance                                         (2,020)      (1,398)      (1,426)       (2,829)      (2,060)      (1,624)
Loans - net                                                 (296)        (264)        (273)         (467)        (731)        (464)
Transfers among the sub-accounts and with the Fixed
 Account - net                                               957         (914)      (1,106)         (946)       1,700          458
                                                     -----------   ----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                              2,915        2,005        2,120         3,224        6,466        4,578
                                                     -----------   ----------   ----------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                          1,044        4,095        3,360        (4,237)       1,144       14,092

NET ASSETS AT BEGINNING OF PERIOD                         31,018       26,923       23,563        39,116       37,972       23,880
                                                     -----------   ----------   ----------   -----------   ----------   ----------

NET ASSETS AT END OF PERIOD                          $    32,062   $   31,018   $   26,923   $    34,879   $   39,116   $   37,972
                                                     ===========   ==========   ==========   ===========   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period             1,323,956    1,189,503    1,059,523     1,490,913    1,175,298      938,039
    Units issued                                       2,143,426      734,674      603,201     2,415,546    1,123,266    1,006,136
    Units redeemed                                    (1,951,454)    (600,221)    (473,221)   (2,147,175)    (807,651)    (768,877)
                                                     -----------   ----------   ----------   -----------   ----------   ----------
  Units outstanding at end of period                   1,515,928    1,323,956    1,189,503     1,759,284    1,490,913    1,175,298
                                                     ===========   ==========   ==========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                               VIP INDEX 500                          VIP MONEY MARKET
                                                     ---------------------------------   ------------------------------------------
                                                        2001        2000        1999         2001           2000           1999
                                                     ----------   ---------   --------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $      (75)  $     (48)  $      2   $        727   $        996   $        607
Net realized gains (losses)                                (109)         54         24              -              -              -
Change in unrealized gains (losses)                      (1,424)     (1,053)       467              -              -              -
                                                     ----------   ---------   --------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (1,608)     (1,047)       493            727            996            607
                                                     ----------   ---------   --------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                  7,093       6,361      4,434         16,816         17,108         17,060
Payments on termination                                    (390)        (81)       (13)        (1,450)          (978)        (1,171)
Cost of Insurance                                        (1,207)       (518)      (187)        (1,566)          (914)          (814)
Loans - net                                                   7          (1)         -            291           (880)          (436)
Transfers among the sub-accounts and with the Fixed
 Account - net                                             (201)        102        657         (7,331)       (14,424)          (444)
                                                     ----------   ---------   --------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                             5,302       5,863      4,891          6,760            (88)        14,195
                                                     ----------   ---------   --------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                         3,694       4,816      5,384          7,487            908         14,802

NET ASSETS AT BEGINNING OF PERIOD                        10,241       5,425         41         24,877         23,969          9,167
                                                     ----------   ---------   --------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                          $   13,935   $  10,241   $  5,425   $     32,364   $     24,877   $     23,969
                                                     ==========   =========   ========   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period              820,869     394,388      3,617      1,934,171      1,918,900        743,744
    Units issued                                        567,858     666,727    489,759     22,334,703     19,703,031     15,259,100
    Units redeemed                                     (118,006)   (240,246)   (98,988)   (21,833,853)   (19,687,760)   (14,083,944)
                                                     ----------   ---------   --------   ------------   ------------   ------------
  Units outstanding at end of period                  1,270,721     820,869    394,388      2,435,021      1,934,171      1,918,900
                                                     ==========   =========   ========   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                           FIDELITY VARIABLE INSURANCE           IAI RETIREMENT FUNDS, INC.
                                                           PRODUCTS FUND SUB-ACCOUNTS                   SUB-ACCOUNTS
                                                     ---------------------------------------   ------------------------------
                                                                  VIP OVERSEAS                       BALANCED PORTFOLIO
                                                     ---------------------------------------   ------------------------------
                                                        2001          2000          1999       2001 (c)     2000       1999
                                                     -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $       357   $        71   $        52   $     15   $     17   $     10
Net realized gains (losses)                               (1,252)        1,160           705        (74)        64         41
Change in unrealized gains (losses)                         (319)       (2,567)        1,671         43        (92)       (26)
                                                     -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         (1,214)       (1,336)        2,428        (16)       (11)        25
                                                     -----------   -----------   -----------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                     716         1,691         1,047          9        102        203
Payments on termination                                     (228)         (177)         (347)        (4)       (22)       (31)
Cost of Insurance                                           (468)         (347)         (332)        (7)       (42)       (41)
Loans - net                                                 (129)          (79)          (68)         -         (4)       (15)
Transfers among the sub-accounts and with the Fixed
 Account - net                                               437          (761)       (2,405)      (595)      (285)        56
                                                     -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                                328           327        (2,105)      (597)      (251)       172
                                                     -----------   -----------   -----------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                           (886)       (1,009)          323       (613)      (262)       197

NET ASSETS AT BEGINNING OF PERIOD                          6,616         7,625         7,302        613        875        678
                                                     -----------   -----------   -----------   --------   --------   --------

NET ASSETS AT END OF PERIOD                          $     5,730   $     6,616   $     7,625   $      -   $    613   $    875
                                                     ===========   ===========   ===========   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period               420,677       379,273       507,996     37,048     51,610     41,137
    Units issued                                       5,902,752     2,604,439     3,077,990      1,282      8,273     23,276
    Units redeemed                                    (5,846,001)   (2,563,035)   (3,206,713)   (38,330)   (22,835)   (12,803)
                                                     -----------   -----------   -----------   --------   --------   --------
  Units outstanding at end of period                     477,428       420,677       379,273          -     37,048     51,610
                                                     ===========   ===========   ===========   ========   ========   ========

(c) For the Period Beginning January 1, 2001 and Ended March 15, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                 IAI RETIREMENT FUNDS, INC. SUB-ACCOUNTS
                                                     ---------------------------------------------------------------
                                                           REGIONAL PORTFOLIO               RESERVE PORTFOLIO
                                                     ------------------------------   ------------------------------
                                                     2001 (c)     2000       1999     2001 (c)     2000       1999
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $     10   $    (14)  $     (8)  $      1   $     8    $     4
Net realized gains (losses)                                (6)       536         64         (1)       (1)         -
Change in unrealized gains (losses)                       (78)      (359)       357          1         2         (3)
                                                     --------   --------   --------   --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         (74)       163        413          1         9          1
                                                     --------   --------   --------   --------   -------    -------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                   36        311        451          1         4         69
Payments on termination                                   (18)       (64)       (43)         -         -         (5)
Cost of Insurance                                         (22)      (121)      (149)        (2)       (8)        (7)
Loans - net                                                (1)       (41)       (17)         -         -          1
Transfers among the sub-accounts and with the Fixed
 Account - net                                         (1,761)    (1,171)      (648)      (162)      (29)       (14)
                                                     --------   --------   --------   --------   -------    -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                          (1,766)    (1,086)      (406)      (163)      (33)        44
                                                     --------   --------   --------   --------   -------    -------

INCREASE (DECREASE) IN NET ASSETS                      (1,840)      (923)         7       (162)      (24)        45

NET ASSETS AT BEGINNING OF PERIOD                       1,840      2,763      2,756        162       186        141
                                                     --------   --------   --------   --------   -------    -------

NET ASSETS AT END OF PERIOD                          $      -   $  1,840   $  2,763   $      -   $   162    $   186
                                                     ========   ========   ========   ========   =======    =======

UNITS OUTSTANDING
  Units outstanding at beginning of period             83,855    133,143    156,040     12,607    15,314     11,699
    Units issued                                        3,376     46,026     29,263      1,953       572     13,415
    Units redeemed                                    (87,231)   (95,314)   (52,160)   (14,560)   (3,279)    (9,800)
                                                     --------   --------   --------   --------   -------    -------
  Units outstanding at end of period                        -     83,855    133,143          -    12,607     15,314
                                                     ========   ========   ========   ========   =======    =======

(c) For the Period Beginning January 1, 2001 and Ended March 15, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                          JANUS ASPEN SERIES SUB-ACCOUNTS
                                                     --------------------------------------------------------------------------
                                                               AGGRESSIVE GROWTH                          BALANCED
                                                     -------------------------------------   ----------------------------------
                                                        2001         2000         1999          2001        2000        1999
                                                     ----------   ----------   -----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $     (343)  $    2,281   $       121   $      346   $     783   $     195
Net realized gains (losses)                              (2,785)      12,068         6,570          (15)      1,499       1,133
Change in unrealized gains (losses)                     (13,676)     (32,896)       16,727       (1,442)     (2,824)      1,562
                                                     ----------   ----------   -----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       (16,804)     (18,547)       23,418       (1,111)       (542)      2,890
                                                     ----------   ----------   -----------   ----------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                 11,009       14,214         5,981        6,582       4,718       3,966
Payments on termination                                    (890)      (1,314)         (528)      (1,565)     (1,169)       (299)
Cost of Insurance                                        (2,845)      (2,348)       (1,277)      (1,757)       (937)       (675)
Loans - net                                                (322)        (818)         (752)        (179)       (312)       (112)
Transfers among the sub-accounts and with the Fixed
 Account - net                                           (1,371)       3,333         1,851        1,702         801         340
                                                     ----------   ----------   -----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                             5,581       13,067         5,275        4,783       3,101       3,220
                                                     ----------   ----------   -----------   ----------   ---------   ---------

INCREASE (DECREASE) IN NET ASSETS                       (11,223)      (5,480)       28,693        3,672       2,559       6,110

NET ASSETS AT BEGINNING OF PERIOD                        39,382       44,862        16,169       18,012      15,453       9,343
                                                     ----------   ----------   -----------   ----------   ---------   ---------

NET ASSETS AT END OF PERIOD                          $   28,159   $   39,382   $    44,862   $   21,684   $  18,012   $  15,453
                                                     ==========   ==========   ===========   ==========   =========   =========

UNITS OUTSTANDING
  Units outstanding at beginning of period            1,319,690      903,625       688,446      816,699     625,398     432,028
    Units issued                                      1,133,464    1,375,556     1,696,464      708,408     406,876     748,162
    Units redeemed                                     (770,461)    (959,491)   (1,481,285)    (413,621)   (215,575)   (554,792)
                                                     ----------   ----------   -----------   ----------   ---------   ---------
  Units outstanding at end of period                  1,682,693    1,319,690       903,625    1,111,486     816,699     625,398
                                                     ==========   ==========   ===========   ==========   =========   =========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                         JANUS ASPEN SERIES SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------
                                                             FLEXIBLE INCOME                          GROWTH
                                                     -------------------------------   -------------------------------------
                                                       2001        2000       1999        2001          2000         1999
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $     152   $     95   $    101   $      (360)  $      626   $     (162)
Net realized gains (losses)                                 15        (15)         8        (2,587)       6,389        2,164
Change in unrealized gains (losses)                         13         25        (88)       (8,511)     (14,506)       7,860
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          180        105         21       (11,458)      (7,491)       9,862
                                                     ---------   --------   --------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                   940        428        668        10,579       12,228        7,439
Payments on termination                                   (295)       (62)       (67)       (1,398)      (1,533)        (706)
Cost of Insurance                                         (231)      (101)       (88)       (3,034)      (2,118)      (1,402)
Loans - net                                                (19)        46        (16)         (265)        (588)        (425)
Transfers among the sub-accounts and with the Fixed
 Account - net                                           1,038        (80)      (339)          253        4,220        2,467
                                                     ---------   --------   --------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                            1,433        231        158         6,135       12,209        7,373
                                                     ---------   --------   --------   -----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                        1,613        336        179        (5,323)       4,718       17,235

NET ASSETS AT BEGINNING OF PERIOD                        2,184      1,848      1,669        41,040       36,322       19,087
                                                     ---------   --------   --------   -----------   ----------   ----------

NET ASSETS AT END OF PERIOD                          $   3,797   $  2,184   $  1,848   $    35,717   $   41,040   $   36,322
                                                     =========   ========   ========   ===========   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period             149,975    129,587    107,261     1,670,749    1,119,892      772,270
    Units issued                                       266,679     69,745    106,346     2,174,917    1,404,542      775,794
    Units redeemed                                    (167,379)   (49,357)   (84,020)   (1,758,501)    (853,685)    (428,172)
                                                     ---------   --------   --------   -----------   ----------   ----------
  Units outstanding at end of period                   249,275    149,975    129,587     2,087,165    1,670,749    1,119,892
                                                     =========   ========   ========   ===========   ==========   ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                                                    LSA VARIABLE SERIES TRUST
                                                         JANUS ASPEN SERIES SUB-ACCOUNTS                   SUB-ACCOUNTS
                                                     ---------------------------------------   ------------------------------------
                                                                                                                            LSA
                                                                                                 LSA          LSA       DIVERSIFIED
                                                                WORLDWIDE GROWTH               BALANCED   BASIC VALUE     MID CAP
                                                     ---------------------------------------   --------   -----------   -----------
                                                        2001          2000          1999       2001 (a)    2001 (a)      2001 (a)
                                                     -----------   -----------   -----------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $      (253)  $       608   $      (262)  $ 0.008      $    -         $   -
Net realized gains (losses)                               (8,734)       16,030         5,892     0.002           -             -
Change in unrealized gains (losses)                       (3,912)      (26,185)       15,622    (0.010)          -             -
                                                     -----------   -----------   -----------   -------      ------         -----
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (12,899)       (9,547)       21,252         -           -             -
                                                     -----------   -----------   -----------   -------      ------         -----

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                  10,779        13,522         8,715     0.459           2             1
Payments on termination                                   (1,299)       (1,731)         (789)        -           -             -
Cost of Insurance                                         (3,498)       (2,706)       (1,965)   (0.303)          -             -
Loans - net                                                 (652)       (1,010)       (1,253)        -           -             -
Transfers among the sub-accounts and with the Fixed
 Account - net                                            (1,849)        1,103        (2,098)        -           9             4
                                                     -----------   -----------   -----------   -------      ------         -----
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                              3,481         9,178         2,610     0.156          11             5
                                                     -----------   -----------   -----------   -------      ------         -----

INCREASE (DECREASE) IN NET ASSETS                         (9,418)         (369)       23,862     0.156          11             5

NET ASSETS AT BEGINNING OF PERIOD                         53,465        53,834        29,972         -           -             -
                                                     -----------   -----------   -----------   -------      ------         -----

NET ASSETS AT END OF PERIOD                          $    44,047   $    53,465   $    53,834   $ 0.156      $   11         $   5
                                                     ===========   ===========   ===========   =======      ======         =====

UNITS OUTSTANDING
  Units outstanding at beginning of period             1,937,334     1,472,272     1,240,765         -           -             -
    Units issued                                       6,665,943     4,187,894     1,513,390        44       1,468           890
    Units redeemed                                    (6,374,725)   (3,722,832)   (1,281,883)      (29)       (452)         (446)
                                                     -----------   -----------   -----------   -------      ------         -----
  Units outstanding at end of period                   2,228,552     1,937,334     1,472,272        15       1,016           444
                                                     ===========   ===========   ===========   =======      ======         =====

(a) For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                       LSA VARIABLE SERIES      MFS VARIABLE INSURANCE TRUST
                                                       TRUST SUB-ACCOUNTS               SUB-ACCOUNTS
                                                     -----------------------   ------------------------------
                                                     LSA MID CAP   LSA VALUE
                                                        VALUE       EQUITY       MFS EMERGING GROWTH SERIES
                                                     -----------   ---------   ------------------------------
                                                      2001 (a)     2001 (a)      2001       2000       1999
                                                     -----------   ---------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                            $  -        $ 0.001    $    (65)  $    (37)  $      -
Net realized gains (losses)                                -          0.002          77        107         16
Change in unrealized gains (losses)                        -         (0.001)     (1,167)      (644)       246
                                                        ----        -------    --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          -          0.002      (1,155)      (574)       262
                                                        ----        -------    --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                   3          0.093       2,332      2,430        550
Payments on termination                                    -              -         (94)       (10)         -
Cost of Insurance                                          -         (0.044)       (368)      (169)       (30)
Loans - net                                                -              -           4         (1)         -
Transfers among the sub-accounts and with the Fixed
 Account - net                                             4          0.090         (79)       345        (22)
                                                        ----        -------    --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                              7          0.139       1,795      2,595        498
                                                        ----        -------    --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                          7          0.141         640      2,021        760

NET ASSETS AT BEGINNING OF PERIOD                          -              -       2,784        763          3
                                                        ----        -------    --------   --------   --------

NET ASSETS AT END OF PERIOD                             $  7        $ 0.141    $  3,424   $  2,784   $    763
                                                        ====        =======    ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period                 -              -     166,002     36,580        268
    Units issued                                         664             20     160,444    177,954     51,902
    Units redeemed                                        (5)            (7)    (19,417)   (48,532)   (15,590)
                                                        ----        -------    --------   --------   --------
  Units outstanding at end of period                     659             13     307,029    166,002     36,580
                                                        ====        =======    ========   ========   ========

(a) For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                    MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------
                                                      MFS INVESTORS TRUST SERIES (b)           MFS NEW DISCOVERY SERIES
                                                     ---------------------------------   ------------------------------------
                                                       2001        2000        1999        2001        2000          1999
                                                     ---------   ---------   ---------   --------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (20)   $     (7)   $      -    $   (28)    $     (11)    $      -
Net realized gains (losses)                                41          12           2         32            90          (23)
Change in unrealized gains (losses)                      (328)         (8)         19        (69)         (147)         158
                                                     --------    --------    --------    --------    ---------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (307)         (3)         21        (65)          (68)         135
                                                     --------    --------    --------    --------    ---------     --------

INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits                                                1,437         973         341      1,254           840          140
Payments on termination                                   (17)         (8)          -        (28)           (1)           -
Cost of Insurance                                        (163)        (61)        (22)      (183)          (49)         (10)
Loans - net                                                 4          (1)          -          -             -            -
Transfers among the sub-accounts and with the Fixed
 Account - net                                            105          17         102         61           (82)         347
                                                     --------    --------    --------    --------    ---------     --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                           1,366         920         421      1,104           708          477
                                                     --------    --------    --------    --------    ---------     --------

INCREASE (DECREASE) IN NET ASSETS                       1,059         917         442      1,039           640          612

NET ASSETS AT BEGINNING OF PERIOD                       1,362         445           3      1,252           612            -
                                                     --------    --------    --------    --------    ---------     --------

NET ASSETS AT END OF PERIOD                          $  2,421    $  1,362    $    445    $ 2,291     $   1,252     $    612
                                                     ========    ========    ========    ========    =========     ========

UNITS OUTSTANDING
  Units outstanding at beginning of period            113,653      37,045         266     64,571        30,949           23
    Units issued                                      134,764     138,120      52,113     78,577       141,293       86,444
    Units redeemed                                     (8,039)    (61,512)    (15,334)   (18,744)     (107,671)     (55,518)
                                                     --------    --------    --------    --------    ---------     --------
  Units outstanding at end of period                  240,378     113,653      37,045    124,404        64,571       30,949
                                                     ========    ========    ========    ========    =========     ========

(b) Previously Known as Growth with Income Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                MFS VARIABLE INSURANCE TRUST SUB-ACCOUNTS
                                                     ---------------------------------------------------------------
                                                          MFS RESEARCH SERIES            MFS TOTAL RETURN SERIES
                                                     ------------------------------   ------------------------------
                                                       2001       2000       1999       2001       2000       1999
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (22)  $     (8)  $      -   $      1   $      4   $      1
Net realized gains (losses)                               117         42          3         44          9          1
Change in unrealized gains (losses)                      (423)      (136)        46        (51)        55         (3)
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (328)      (102)        49         (6)        68         (1)
                                                     --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                  864        837        267      1,472        335        242
Payments on termination                                   (41)        (6)        (1)       (76)        (5)         -
Cost of Insurance                                        (132)       (53)       (19)      (153)       (26)        (9)
Loans - net                                                 -          -          -          -          -          -
Transfers among the sub-accounts and with the Fixed
 Account - net                                            (48)       130         38        661        (14)        38
                                                     --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                             643        908        285      1,904        290        271
                                                     --------   --------   --------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                         315        806        334      1,898        358        270

NET ASSETS AT BEGINNING OF PERIOD                       1,144        338          4        650        292         22
                                                     --------   --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD                          $  1,459   $  1,144   $    338   $  2,548   $    650   $    292
                                                     ========   ========   ========   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period             87,078     24,490        337     50,971     26,588      2,047
    Units issued                                       67,452     76,062     36,202    164,806     42,719     29,547
    Units redeemed                                    (13,492)   (13,474)   (12,049)   (16,348)   (18,336)    (5,006)
                                                     --------   --------   --------   --------   --------   --------
  Units outstanding at end of period                  141,038     87,078     24,490    199,429     50,971     26,588
                                                     ========   ========   ========   ========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                       OCC
                                                   ACCUMULATION
                                                      TRUST
                                                   SUB-ACCOUNT     SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                  --------------   ---------------------------------------
                                                   OCC SCIENCE
                                                  AND TECHNOLOGY                  BALANCED
                                                  --------------   ---------------------------------------
                                                     2001 (a)         2001          2000          1999
                                                  --------------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)                         $      -       $      9      $      3      $      -
Net realized gains (losses)                                 -             36            67             2
Change in unrealized gains (losses)                        (1)          (119)          (96)           28
                                                     --------       --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                                (1)           (74)          (26)           30
                                                     --------       --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                    1            646           458           259
Payments on termination                                     -            (23)            -             -
Cost of Insurance                                          (1)          (110)          (35)           (9)
Loans - net                                                 -              2             -             -
Transfers among the sub-accounts and with the
 Fixed Account - net                                       19            523            83            99
                                                     --------       --------      --------      --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                              19          1,038           506           349
                                                     --------       --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS                          18            964           480           379

NET ASSETS AT BEGINNING OF PERIOD                           -            862           382             3
                                                     --------       --------      --------      --------

NET ASSETS AT END OF PERIOD                          $     18       $  1,826      $    862      $    382
                                                     ========       ========      ========      ========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  -         68,769        29,889           289
    Units issued                                        1,723         91,690        48,647        40,265
    Units redeemed                                        (16)        (5,350)       (9,767)      (10,665)
                                                     --------       --------      --------      --------
  Units outstanding at end of period                    1,707        155,109        68,769        29,889
                                                     ========       ========      ========      ========

(a) For the Period Beginning October 22, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                 SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                     ---------------------------------------------------------------
                                                                  BOND                       GLOBAL DISCOVERY
                                                     -------------------------------   -----------------------------
                                                       2001        2000       1999       2001       2000      1999
                                                     ---------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $      93   $     72   $     19   $    (11)  $     (3)  $     -
Net realized gains (losses)                                 22         (4)         6        (21)        22       (10)
Change in unrealized gains (losses)                         43        146        (42)      (206)      (111)       26
                                                     ---------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          158        214        (17)      (238)       (92)       16
                                                     ---------   --------   --------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                 1,603        771        802        727        628        66
Payments on termination                                   (137)       (12)       (13)       (20)        (2)        -
Cost of Insurance                                         (390)      (110)       (75)      (126)       (47)       (6)
Loans - net                                                (41)       (29)       (18)         -          -         -
Transfers among the sub-accounts and with the Fixed
 Account - net                                           1,022        531         61        (65)       153        27
                                                     ---------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                            2,057      1,151        757        516        732        87
                                                     ---------   --------   --------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS                        2,215      1,365        740        278        640       103

NET ASSETS AT BEGINNING OF PERIOD                        2,835      1,470        730        746        106         3
                                                     ---------   --------   --------   --------   --------   -------

NET ASSETS AT END OF PERIOD                          $   5,050   $  2,835   $  1,470   $  1,024   $    746   $   106
                                                     =========   ========   ========   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period             235,090    128,064     56,425     43,895      5,918       259
    Units issued                                       299,113    163,788    143,273     46,703     69,536    13,973
    Units redeemed                                    (136,990)   (56,762)   (71,634)   (10,749)   (31,559)   (8,314)
                                                     ---------   --------   --------   --------   --------   -------
  Units outstanding at end of period                   397,213    235,090    128,064     79,849     43,895     5,918
                                                     =========   ========   ========   ========   ========   =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                                SCUDDER VARIABLE SERIES I SUB-ACCOUNTS
                                                     ------------------------------------------------------------
                                                          GROWTH AND INCOME                INTERNATIONAL
                                                     ---------------------------   ------------------------------
                                                      2001      2000      1999       2001       2000       1999
                                                     -------   -------   -------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (3)  $     -   $     -   $    (23)  $    (11)  $      -
Net realized gains (losses)                                5         3         1        124         40         (3)
Change in unrealized gains (losses)                      (61)      (17)        2       (407)      (142)        56
                                                     -------   -------   -------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (59)      (14)        3       (306)      (113)        53
                                                     -------   -------   -------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                 426       238       173        570        419        131
Payments on termination                                  (30)       (4)        -         (8)        (5)         -
Cost of Insurance                                        (60)      (23)       (6)       (69)       (28)        (8)
Loans - net                                                -        (1)        -          -          -          -
Transfers among the sub-accounts and with the Fixed
 Account - net                                            56        30         9        149        103         74
                                                     -------   -------   -------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                            392       240       176        642        489        197
                                                     -------   -------   -------   --------   --------   --------

INCREASE (DECREASE) IN NET ASSETS                        333       226       179        336        376        250

NET ASSETS AT BEGINNING OF PERIOD                        408       182         3        630        254          4
                                                     -------   -------   -------   --------   --------   --------

NET ASSETS AT END OF PERIOD                          $   741   $   408   $   182   $    966   $    630   $    254
                                                     =======   =======   =======   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period            37,197    16,232       299     49,923     15,761        402
    Units issued                                      47,538    27,674    19,621     64,327     52,564     36,325
    Units redeemed                                    (8,687)   (6,709)   (3,688)    (3,482)   (18,402)   (20,966)
                                                     -------   -------   -------   --------   --------   --------
  Units outstanding at end of period                  76,048    37,197    16,232    110,768     49,923     15,761
                                                     =======   =======   =======   ========   ========   ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                          STRONG OPPORTUNITY           STRONG VARIABLE INSURANCE
                                                       FUND II, INC. SUB-ACCOUNT       FUNDS, INC. SUB-ACCOUNTS
                                                     -----------------------------   -----------------------------
                                                          OPPORTUNITY FUND II              DISCOVERY FUND II
                                                     -----------------------------   -----------------------------
                                                       2001       2000      1999       2001       2000      1999
                                                     --------   --------   -------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (22)  $     (8)  $     -   $     (5)  $     (2)  $     -
Net realized gains (losses)                               413        131         1         28          4         -
Change in unrealized gains (losses)                      (426)      (105)       25        (34)       (28)       10
                                                     --------   --------   -------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         (35)        18        26        (11)       (26)       10
                                                     --------   --------   -------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                1,287        663       218        618        251        47
Payments on termination                                   (16)        (1)        -        (18)         -         -
Cost of Insurance                                        (151)       (39)       (5)       (57)       (15)       (1)
Loans - net                                                 9          -         -          1          -         -
Transfers among the sub-accounts and with the Fixed
 Account - net                                            718        169       (12)      (536)       256         -
                                                     --------   --------   -------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                           1,847        792       201          8        492        46
                                                     --------   --------   -------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS                       1,812        810       227         (3)       466        56

NET ASSETS AT BEGINNING OF PERIOD                       1,039        229         2        522         56         -
                                                     --------   --------   -------   --------   --------   -------

NET ASSETS AT END OF PERIOD                          $  2,851   $  1,039   $   229   $    519   $    522   $    56
                                                     ========   ========   =======   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period             65,765     15,433       171     42,867      4,809         -
    Units issued                                      129,310     67,094    21,676     25,647     55,587    10,500
    Units redeemed                                     (7,686)   (16,762)   (6,414)   (27,536)   (17,529)   (5,691)
                                                     --------   --------   -------   --------   --------   -------
  Units outstanding at end of period                  187,389     65,765    15,433     40,978     42,867     4,809
                                                     ========   ========   =======   ========   ========   =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                        STRONG VARIABLE INSURANCE          T. ROWE PRICE EQUITY
                                                        FUNDS, INC. SUB-ACCOUNTS         SERIES, INC. SUB-ACCOUNTS
                                                     -------------------------------   -----------------------------
                                                         MID CAP GROWTH FUND II         T. ROWE PRICE EQUITY INCOME
                                                     -------------------------------   -----------------------------
                                                       2001       2000        1999       2001       2000      1999
                                                     --------   ---------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (53)  $     (22)  $      -   $      1   $      4   $     2
Net realized gains (losses)                              (264)        239         31         38         29        10
Change in unrealized gains (losses)                      (647)       (779)       175        (21)        38       (13)
                                                     --------   ---------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (964)       (562)       206         18         71        (1)
                                                     --------   ---------   --------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                1,856       1,594        406      1,329        314       174
Payments on termination                                   (92)         (8)         -       (121)        (4)        -
Cost of Insurance                                        (260)       (105)       (11)      (169)       (34)       (7)
Loans - net                                                (1)         (1)         -          -         (1)        -
Transfers among the sub-accounts and with the Fixed
 Account - net                                           (324)        669         22      1,406         19        29
                                                     --------   ---------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS                                           1,179       2,149        417      2,445        294       196
                                                     --------   ---------   --------   --------   --------   -------

INCREASE (DECREASE) IN NET ASSETS                         215       1,587        623      2,463        365       195

NET ASSETS AT BEGINNING OF PERIOD                       2,210         623          -        565        200         5
                                                     --------   ---------   --------   --------   --------   -------

NET ASSETS AT END OF PERIOD                          $  2,425   $   2,210   $    623   $  3,028   $    565   $   200
                                                     ========   =========   ========   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period            119,201      28,622          -     44,435     17,787       489
    Units issued                                      122,860     347,660    122,046    226,157     76,946    26,562
    Units redeemed                                    (53,165)   (257,081)   (93,424)   (35,684)   (50,298)   (9,264)
                                                     --------   ---------   --------   --------   --------   -------
  Units outstanding at end of period                  188,896     119,201     28,622    234,908     44,435    17,787
                                                     ========   =========   ========   ========   ========   =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                            T. ROWE PRICE EQUITY SERIES, INC. SUB-ACCOUNTS
                                                     ------------------------------------------------------------
                                                                                            T. ROWE PRICE
                                                     T. ROWE PRICE MID-CAP GROWTH         NEW AMERICA GROWTH
                                                     -----------------------------   ----------------------------
                                                       2001       2000      1999       2001      2000      1999
                                                     --------   --------   -------   --------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $    (24)  $     (7)  $     -   $     (4)  $    (2)  $     -
Net realized gains (losses)                               (18)        24         2        (22)       30         4
Change in unrealized gains (losses)                       125        (22)       41        (24)      (54)        4
                                                     --------   --------   -------   --------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          83         (5)       43        (50)      (26)        8
                                                     --------   --------   -------   --------   -------   -------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                1,639        605       266        221       186        97
Payments on termination                                   (37)        (2)        -        (18)       (2)        -
Cost of Insurance                                        (210)       (51)       (9)       (48)      (17)       (5)
Loans - net                                                 1          -         -         (1)       (1)        -
Transfers among the sub-accounts
 and with the Fixed Account - net                         (60)       613        35        136        28        (8)
                                                     --------   --------   -------   --------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                              1,333      1,165       292        290       194        84
                                                     --------   --------   -------   --------   -------   -------

INCREASE (DECREASE) IN NET ASSETS                       1,416      1,160       335        240       168        92

NET ASSETS AT BEGINNING OF PERIOD                       1,502        342         7        263        95         3
                                                     --------   --------   -------   --------   -------   -------

NET ASSETS AT END OF PERIOD                          $  2,918   $  1,502   $   342   $    503   $   263   $    95
                                                     ========   ========   =======   ========   =======   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period             97,804     23,918       566     23,073     7,423       229
    Units issued                                      186,120    149,608    25,780     42,250    19,886     9,713
    Units redeemed                                    (92,175)   (75,722)   (2,428)   (15,184)   (4,236)   (2,519)
                                                     --------   --------   -------   --------   -------   -------
  Units outstanding at end of period                  191,749     97,804    23,918     50,139    23,073     7,423
                                                     ========   ========   =======   ========   =======   =======

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

($ in thousands)

                                                        T. ROWE PRICE INTERNATIONAL
                                                         SERIES, INC. SUB-ACCOUNT
                                                     ---------------------------------
                                                     T. ROWE PRICE INTERNATIONAL STOCK
                                                     ---------------------------------
                                                       2001        2000        1999
                                                     ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $     (2)   $     (1)   $      1
Net realized gains (losses)                               (14)         29          (2)
Change in unrealized gains (losses)                      (159)       (108)         28
                                                     --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        (175)        (80)         27
                                                     --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits                                                  418         501         133
Payments on termination                                   (17)         (3)          -
Cost of Insurance                                         (65)        (26)         (4)
Loans - net                                                (1)          -           -
Transfers among the sub-accounts
 and with the Fixed Account - net                          26          36           8
                                                     --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS                                361         508         137
                                                     --------    --------    --------

INCREASE (DECREASE) IN NET ASSETS                         186         428         164

NET ASSETS AT BEGINNING OF PERIOD                         592         164           -
                                                     --------    --------    --------

NET ASSETS AT END OF PERIOD                          $    778    $    592    $    164
                                                     ========    ========    ========

UNITS OUTSTANDING
  Units outstanding at beginning of period             49,886      11,367          10
    Units issued                                       44,855      67,045      23,560
    Units redeemed                                    (10,380)    (28,526)    (12,203)
                                                     --------    --------    --------
  Units outstanding at end of period                   84,361      49,886      11,367
                                                     ========    ========    ========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

    Lincoln Benefit issues three life insurance policies, the Investor's Select, the Consultant and the Consultant SL (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

    THE ALGER AMERICAN FUND
      Growth
      Income and Growth
      Leveraged AllCap
      MidCap Growth
      Small Capitalization
    FEDERATED INSURANCE SERIES
      Federated Fund for U.S. Government
       Securities II
      Federated High Income Bond Fund II
      Federated Utility Fund II
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      VIP Asset Manager
      VIP Contrafund
      VIP Equity-Income
      VIP Growth
      VIP Index 500
      VIP Money Market
      VIP Overseas
    IAI RETIREMENT FUNDS, INC.
      Balanced Portfolio
      Regional Portfolio
      Reserve Portfolio
    JANUS ASPEN SERIES
      Aggressive Growth
      Balanced
      Flexible Income
      Growth
      Worldwide Growth
    LSA VARIABLE SERIES TRUST
      LSA Balanced
      LSA Basic Value
      LSA Diversified Mid Cap
      LSA Mid Cap Value
      LSA Value Equity
    MFS VARIABLE INSURANCE TRUST
      MFS Emerging Growth Series
      MFS Investors Trust Series (Previously known
       as MFS Growth with Income Series)
      MFS New Discovery Series
      MFS Research Series
      MFS Total Return Series
    OCC ACCUMULATION TRUST
      OCC Science and Technology
    SCUDDER VARIABLE SERIES I
      Balanced
      Bond
      Global Discovery
      Growth and Income
      International
    STRONG OPPORTUNITY FUND II, INC.
      Opportunity Fund II
    STRONG VARIABLE INSURANCE FUNDS, INC
      Discovery Fund II
      Mid Cap Growth Fund II
    T. ROWE PRICE EQUITY SERIES, INC.
      T. Rowe Price Equity Income
      T. Rowe Price Mid-Cap Growth
      T. Rowe Price New America Growth
    T. ROWE PRICE INTERNATIONAL SERIES, INC.
      T. Rowe Price International Stock

--------------------------------------------------------------------------------

1.  ORGANIZATION (CONTINUED)

    Lincoln Benefit provides administrative and insurance services to the policyholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which policyholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

    The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

    INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

    REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date

    FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

    USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDIT OF INVESTMENT COMPANIES.

3.  EXPENSES

    MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.70% to 0.72% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge covers insurance benefits available with the Policies and certain expenses of the Policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Policies.

    ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit Life deducts an administrative expense charge on a monthly or annual basis to cover expenses such as salaries, postage and periodic reports. The Investor's Select policy charges $5 a month, and the Consultant and Consultant SL policies charge $7.50 a month. In addition, the Investor's Select policies charge an annual administrative expense of 0.20% of the policy value on each policy anniversary during the first twelve policy years. The Consultant SL policies charge a monthly administrative expense of $.12 for each $1,000 of the policy's face amount during the first seven policy years.

    COST OF INSURANCE - Lincoln Benefit charges each contractholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the contractholder's death benefit amount and Account value.

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                 PURCHASES
                                                              ----------------
                                                              ($ IN THOUSANDS)
Investments in The Alger American Fund Sub-Accounts:
    Growth                                                        $  2,151
    Income and Growth                                                2,180
    Leveraged AllCap                                                 1,979
    MidCap Growth                                                    7,264
    Small Capitalization                                             1,042
Investments in the Federated Insurance Series Sub-Accounts:
    Federated Fund for U.S. Government Securities II                 5,085
    Federated High Income Bond Fund II                               5,226
    Federated Utility Fund II                                        1,376
Investments in the Fidelity Variable Insurance Products Fund
 Sub-Accounts:
    VIP Asset Manager                                                1,812
    VIP Contrafund                                                  30,181
    VIP Equity-Income                                               20,253
    VIP Growth                                                      31,941
    VIP Index 500                                                    6,627
    VIP Money Market                                               233,531
    VIP Overseas                                                    64,521
Investments in the IAI Retirement Funds, Inc. Sub-Accounts:
    Balanced Portfolio                                                  22
    Regional Portfolio                                                 538
    Reserve Portfolio                                                   26
Investments in the Janus Aspen Series Sub-Accounts:
    Aggressive Growth                                               10,057
    Balanced                                                         8,027
    Flexible Income                                                  3,169
    Growth                                                          19,460
    Worldwide Growth                                               100,742
Investments in the LSA Variable Series Trust Sub-Accounts:
    LSA Balanced                                                         -
    LSA Basic Value                                                     15
    LSA Diversified Mid Cap                                              9
    LSA Mid Cap Value                                                    7
    LSA Value Equity                                                     -

    The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                 PURCHASES
                                                              ----------------
                                                              ($ IN THOUSANDS)
Investments in the MFS Variable Insurance Trust
 Sub-Accounts:
    MFS Emerging Growth Series                                    $  2,146
    MFS Investors Trust Series                                       1,482
    MFS New Discovery Series                                         1,473
    MFS Research Series                                                964
    MFS Total Return Series                                          2,161
Investments in the OCC Accumulation Trust Sub-Account:
    OCC Science and Technology                                          19
Investments in the Scudder Variable Series I Sub-Accounts:
    Balanced                                                         1,157
    Bond                                                             3,237
    Global Discovery                                                   665
    Growth and Income                                                  490
    International                                                      796
Investments in the Strong Opportunity Fund II, Inc.
 Sub-Account:
    Opportunity Fund II                                              2,388
Investments in the Strong Variable Insurance Funds, Inc.
 Sub-Accounts:
    Discovery Fund II                                                1,016
    Mid Cap Growth Fund II                                           1,896
Investments in the T. Rowe Price Equity Series, Inc.
 Sub-Accounts:
    T. Rowe Price Equity Income                                      2,948
    T. Rowe Price Mid-Cap Growth                                     2,624
    T. Rowe Price New America Growth                                  442
Investments in the T. Rowe Price International Series, Inc.
 Sub-Account:
    T. Rowe Price International Stock                                  475
                                                                  --------
                                                                  $583,620
                                                                  ========

5.  FINANCIAL HIGHLIGHTS

    The accumulation unit value, the investment income ratio, the expense ratio assessed by Lincoln Benefit, and the total return is presented for each sub-account. Expense ratio as explained in Note 3, represent mortality and expense risk and administrative expense charges.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These represent dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

    ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes the mortality and expense risk and administrative expense charges. Excluded are expenses of the underlying fund portfolios and cost of insurance expenses.

    ***TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation.

    Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                       INVESTOR'S SELECT POLICIES
                                                     ----------------------------------------------------------------
                                                                                        FOR THE YEAR ENDED
                                                     AT DECEMBER 31, 2001               DECEMBER 31, 2001
                                                     ---------------------   ----------------------------------------
                                                         ACCUMULATION         INVESTMENT     EXPENSE       TOTAL
                                                          UNIT VALUE         INCOME RATIO*   RATIO**     RETURN***
                                                     ---------------------   -------------   -------   --------------
Investments in the Federated Insurance Series
 Sub-Accounts:
    Federated Fund for U.S. Government
      Securities II                                         $15.11                2.70%       0.90%              6.28%
    Federated High Income Bond Fund II                       13.83               10.88        0.90               0.67
    Federated Utility Fund II                                14.55                3.38        0.90             -14.33
Investments in the Fidelity Variable Insurance
 Products Fund Sub-Accounts:
    VIP Asset Manager                                        16.59                3.78        0.90              -4.76
    VIP Contrafund                                           17.76                0.74        0.90             -12.86
    VIP Equity-Income                                        23.89                1.63        0.90              -5.62
    VIP Growth                                               25.16                0.07        0.90             -18.23
    VIP Money Market                                         14.21                3.61        0.90               3.46
    VIP Overseas                                             12.80                6.92        0.90             -21.72
Investments in the IAI Retirement Funds, Inc.
 Sub-Accounts:
    Balanced Portfolio (c)                                   16.11                5.21        0.90              -2.68
    Regional Portfolio (c)                                   21.08                1.51        0.90              -3.94
    Reserve Portfolio (c)                                    12.87                1.29        0.90               0.50

(c) For the Period Beginning January 1, 2001 and Ended March 15, 2001

                                                                 INVESTOR'S SELECT POLICIES (CONTINUED)
                                                     ----------------------------------------------------------------
                                                                                        FOR THE YEAR ENDED
                                                     AT DECEMBER 31, 2001               DECEMBER 31, 2001
                                                     ---------------------   ----------------------------------------
                                                         ACCUMULATION         INVESTMENT     EXPENSE       TOTAL
                                                          UNIT VALUE         INCOME RATIO*   RATIO**     RETURN***
                                                     ---------------------   -------------   -------   --------------
Investments in the Janus Aspen Series Sub-Accounts:
    Aggressive Growth                                       $21.41               0.00%        0.90%            -39.88%
    Balanced                                                 25.97               2.81         0.90              -5.33
    Flexible Income                                          17.74               6.04         0.90               6.98
    Growth                                                   22.47               0.07         0.90             -25.26
    Worldwide Growth                                         25.65               0.49         0.90             -22.98
Investment in the Scudder Variable Series I
 Sub-Account:
    Bond                                                     14.68               3.37         0.90               5.00

                                                                  CONSULTANT AND CONSULTANT SL POLICIES
                                                     ----------------------------------------------------------------
                                                                                        FOR THE YEAR ENDED
                                                     AT DECEMBER 31, 2001               DECEMBER 31, 2001
                                                     ---------------------   ----------------------------------------
                                                         ACCUMULATION         INVESTMENT     EXPENSE       TOTAL
                                                          UNIT VALUE         INCOME RATIO*   RATIO**     RETURN***
                                                     ---------------------   -------------   -------   --------------
Investments in The Alger American Fund
 Sub-Accounts:
    Growth                                                  $12.04                0.23%       1.38%            -11.82%
    Income and Growth                                        13.93                0.35        1.63             -14.32
    Leveraged AllCap                                         14.48                0.00        1.43             -15.93
    MidCap Growth                                            15.68                0.00        1.42              -6.52
    Small Capitalization                                      8.36                0.04        1.47             -29.51
Investments in the Federated Insurance Series
 Sub-Accounts:
    Federated Fund for U.S. Government
      Securities II                                          12.18                2.70        1.34               7.03
    Federated High Income Bond Fund II                        9.33               10.88        1.45               1.38
    Federated Utility Fund II                                 8.94                3.38        1.06             -13.72
Investments in the Fidelity Variable Insurance
 Products Fund Sub-Accounts:
    VIP Asset Manager                                        11.11                3.78        0.97              -4.09
    VIP Contrafund                                           11.72                0.74        1.16             -12.24
    VIP Equity-Income                                        11.92                1.63        1.24              -4.96
    VIP Growth                                               11.77                0.07        1.35             -17.65
    VIP Index 500                                            10.97                0.96        1.44             -12.10
    VIP Money Market                                         11.88                3.61        1.18               4.19
    VIP Overseas                                              9.59                6.92        1.55             -21.17
Investments in the Janus Aspen
 Series Sub-Accounts:
    Aggressive Growth                                        11.47                0.00        1.64             -39.45
    Balanced                                                 13.86                2.81        1.23              -4.67
    Flexible Income                                          11.98                6.04        0.99               7.74
    Growth                                                   11.03                0.07        1.31             -24.73
    Worldwide Growth                                         11.54                0.49        1.41             -22.44
Investments in the LSA Variable Series Trust
 Sub-Accounts:
    LSA Balanced (a)                                         10.13                9.65        0.72               1.28
    LSA Basic Value (a)                                      10.80                0.02        0.72               7.97
    LSA Diversified Mid Cap (a)                              10.91                0.13        0.72               9.08
    LSA Mid Cap Value (a)                                    10.89                0.56        0.72               8.92
    LSA Value Equity (a)                                     10.58                1.42        0.72               5.84

(a) For the Period Beginning October 22, 2001 and Ended December 31, 2001

                                                            CONSULTANT AND CONSULTANT SL POLICIES (CONTINUED)
                                                     ----------------------------------------------------------------
                                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                     AT DECEMBER 31, 2001                      2001
                                                     ---------------------   ----------------------------------------
                                                         ACCUMULATION         INVESTMENT     EXPENSE       TOTAL
                                                          UNIT VALUE         INCOME RATIO*   RATIO**     RETURN***
                                                     ---------------------   -------------   -------   --------------
Investments in the MFS Variable Insurance Trust
 Sub-Accounts:
    MFS Emerging Growth Series                              $11.15               0.00%        2.00%            -33.49%
    MFS Investors Trust Series (b)                           10.07               0.53         1.32             -15.95
    MFS New Discovery Series                                 18.41               0.00         1.37              -5.03
    MFS Research Series                                      10.34               0.01         1.54             -21.25
    MFS Total Return Series                                  12.78               1.79         1.36               0.25
Investments in the OCC Accumulation Trust
 Sub-Account:
    OCC Science and Technology (a)                           10.82               0.00         0.72               8.18
Investments in the Scudder Variable Series I
 Sub-Accounts:
    Balanced                                                 11.77               1.98         1.21              -6.06
    Bond                                                     11.85               3.37         1.01               5.75
    Global Discovery                                         12.82               0.00         1.19             -24.59
    Growth and Income                                         9.74               0.97         1.50             -11.30
    International                                             8.72               0.36         2.74             -30.86
Investment in the Strong Opportunity
 Fund II, Inc. Sub-Account:
    Opportunity Fund II                                      15.21               0.52         1.39              -3.70
Investments in the Strong Variable Insurance
 Funds, Inc. Sub-Accounts:
    Discovery Fund II                                        12.66               0.95         1.51               4.08
    Growth Fund II                                           12.84               0.00         2.20             -30.77
Investments in the T. Rowe Price Equity
 Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income                              12.89               1.64         1.18               1.46
    T. Rowe Price Mid-Cap Growth                             15.22               0.00         1.01              -0.92
    T. Rowe Price New America Growth                         10.04               0.00         0.87             -11.84
Investment in the T. Rowe Price International
 Series, Inc. Sub-Account:
    T. Rowe Price International Stock                         9.23               2.37         2.45             -22.21

(a) For the Period Beginning October 22, 2001 and Ended December 31, 2001

(b) Previously known as Growth with Income Series

                                      F-63
                                     PART II
                     CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      Facing Page
      Cross Reference Sheet required by Rule 404(c)
      A Prospectus consisting of [    ] pages relating to the Flexible Premium
       Variable Life Insurance Policies
      Undertaking to File Reports
      Indemnification Undertaking
      Representation Relating to Rule 6e-3(T)
      Section 26(e) Representation
      Signature Page
      Exhibits


                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.



                           INDEMNIFICATION UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officer and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



                     REPRESENTATION RELATING TO RULE 6e-3(T)

         This filing is made pursuant to 6e-3(T) under the Investment Company Act of 1940.

                          SECTION 26(e) REPRESENTATION

         Lincoln Benefit Life hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 33-67386, the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Lincoln Benefit Life.


                                                               EXHIBITS
                                                               --------

(1)   Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant................................................................*
(2)   Custodian Agreement........................................................................Not Applicable
(3)   (a) Form of Underwriting Agreement.........................................................****
      (b) Form of Dealer Agreement...............................................................*****
      (c) Schedule of Sales Commissions..........................................................***
(4)   Other Agreements...........................................................................Not Applicable
(5)   Flexible Premium Policy....................................................................***
(6)   (a) Articles of Incorporation of Lincoln Benefit Life Company..............................*
      (b) By-Laws of Lincoln Benefit Life Company................................................*
(7)   Insurance Company Blanket Bond.............................................................*
(8)   Fund Participation Agreements:

      (a) Janus Aspen Series.....................................................................*
      (b) Fidelity Variable Insurance Products Fund I............................................*
      (c) Fidelity Variable Insurance Products Fund II...........................................*
      (d) Scudder Variable Life Investment Fund..................................................*
      (e) Federated Insurance Management Series..................................................*
      (f) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company.......................................................******
      (g) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust..........................................................*******
      (h) Form of Participation Agreement among MFS Variable Insurance Trust,
          Lincoln Benefit Life Company, and Massachusetts Financial Services Company.............*
      (i) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust  .......................................................********
      (i) (2) Amendment to Participation Agreement Among OCC Accumulation Trust,
              OCC Distributors, and Lincoln Benefit Life Company.................................*********
      (j) Form of Participation Agreement among Panorama Series Fund, Inc.,
          OppenheimerFunds, Inc., and Lincoln Benefit Life Company ..............................******
      (k) Form of Participation Agreement among Oppenheimer Variable Account Funds,
          OppenheimerFunds, Inc., and Lincoln Benefit Life Company ..............................******
      (l) Form of Participation Agreement among PIMCO Variable Insurance Trust,
          Lincoln Benefit Life Company and PIMCO Funds Distributor LLC...........................********
      (m) Form of Participation Agreement among Putnam Variable Trust,
          Putnam Retail Management, Inc., and Lincoln Benefit Life Company.......................******
      (n) Form of Participation Agreement among Van Kampen Investment Trust,
          Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
          and Lincoln Benefit Life Company.......................................................******
(9)   Other Material Contracts...................................................................Not Applicable
(10)  Application Form...........................................................................* and **
(11)  (a) Consent of Independent Auditors........................................................Herewith

      (b) Consent of Attorneys...................................................................Herewith
(12)  Opinion and Consent of Counsel.............................................................***
(13)  Actuarial Opinion and Consent..............................................................***
(14)  Actuarial basis of payment and cash value adjustment pursuant to Rule
      6e-3(T)(b)(13)(v)(B).......................................................................***
(15)  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii)..................................***
(16)  Powers of Attorney.........................................................................Not Applicable
(27)  Financial Data Schedules...................................................................Not Applicable

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333- 47717, filed March 11, 1998

** Post-Effective Amendment #8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

*** Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

**** Post-Effective Amendment #1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed January 22, 1999.

***** Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 1, 1999.

****** Previously filed on Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-61146 and 811-7924) filed August 8, 2001

******* Previously filed on Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

******** Previously filed on Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

*********    Previously filed on Post-Effective  Amendment No. 2 on Form N-4 for
             Lincoln Benefit Life Variable Annuity Account,  File No. 333-82427,
             Filed January 17, 2001.


                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this day of April 19, 2002.



                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT
                                  (Registrant)

                  By: LINCOLN BENEFIT LIFE COMPANY
                        (Depositor)


                         By: /s/ B. Eugene Wraith
                         ---------------------------
                         B. Eugene Wraith, President
                         and Chief Operating Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


         SIGNATURE                    TITLE                                                      DATE
------------------------------        --------------------------                                 --------


/s/ B. Eugene Wraith                  Director, President and Chief Operating Officer            April 19, 2002
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller                        April 19, 2002
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer                                                  April 19, 2002
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President                         April 19, 2002
----------------------------



/s/ Margaret G. Dyer                  Director                                                   April 19, 2002
----------------------------



/s/ Marla G. Friedman                 Director                                                   April 19, 2002
----------------------------



/s/ Douglas F. Gaer                   Director, Executive Vice President                         April 19, 2002
----------------------------



/s/ John C. Lounds                    Director                                                   April 19, 2002
----------------------------



/s/ J. Kevin McCarthy                 Director                                                   April 19, 2002
----------------------------



/s/ Steven E. Shebik                  Director                                                   April 19, 2002
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,                           April 19, 2002
----------------------------               General Counsel and Secretary



/s/ Thomas J. Wilson, II              Director, Chairman of the Board and                        April 19, 2002
----------------------------               Chief Executive Officer



                                INDEX TO EXHIBITS

                                       FOR

                       REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.                                               SEQUENTIAL PAGE NO.
------------------                                        ----------------------
11(a)    Consent of Independent Auditors
11(b)    Consent of Attorneys